UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-04707

Fidelity Advisor Series II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2025

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® Series Investment Grade Securitized Fund Fidelity® Series Investment Grade Securitized Fund : FHPFX

This semi-annual shareholder report contains information about Fidelity® Series Investment Grade Securitized Fund for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Investment Grade Securitized Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$749,961,179
Number of Holdings	1,133
Portfolio Turnover	751%
What did the Fund invest in?
(as of February 28, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 94.5
AAA - 10.3
AA - 0.3
A - 0.1
BBB - 0.1
Not Rated - 10.9
Short-Term Investments and Net Other Assets (Liabilities) - (16.2)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Government Agency - Mortgage Securities - 93.8
CMOs and Other Mortgage Related Securities - 16.8
Asset-Backed Securities - 4.7
U.S. Treasury Obligations - 0.7
Options - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - (16.2)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0
Canada - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fannie Mae Mortgage pass-thru certificates	28.6
Ginnie Mae II Pool	23.0
Uniform Mortgage Backed Securities	20.3
Freddie Mac Gold Pool	19.2
Freddie Mac Multifamily Structured pass-thru certificates	5.1
Ginnie Mae I Pool	2.2
Fannie Mae Guaranteed REMICS	1.6
Freddie Mac Non Gold Pool	0.9
US Treasury Bonds	0.7
GS Mortgage Securities Trust	0.6
102.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915461.100    3223-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity Advisor® Limited Term Bond Fund Fidelity® Limited Term Bond Fund : FJRLX

This semi-annual shareholder report contains information about Fidelity Advisor® Limited Term Bond Fund for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Limited Term Bond Fund	$ 15	0.30%
Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$2,145,904,921
Number of Holdings	905
Portfolio Turnover	54%
What did the Fund invest in?
(as of February 28, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 12.5
AAA - 9.6
AA - 0.8
A - 26.1
BBB - 35.8
BB - 5.4
B - 3.9
CCC,CC,C - 0.6
Not Rated - 3.8
Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 67.4
U.S. Treasury Obligations - 12.3
Asset-Backed Securities - 9.3
CMOs and Other Mortgage Related Securities - 7.1
Bank Loan Obligations - 1.5
Foreign Government and Government Agency Obligations - 0.3
Other Investments - 0.2
U.S. Government Agency - Mortgage Securities - 0.2
Preferred Securities - 0.2
Common Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 73.6
United Kingdom - 5.9
Germany - 3.3
Grand Cayman (UK Overseas Ter) - 2.8
Canada - 2.4
Japan - 2.1
France - 1.9
Netherlands - 1.7
Ireland - 1.4
Others - 4.9

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	12.3
JPMorgan Chase & Co	2.3
Bank of America Corp	1.9
Citigroup Inc	1.8
Barclays PLC	1.4
General Motors Financial Co Inc	1.4
Wells Fargo & Co	1.3
Morgan Stanley	1.2
BAT International Finance PLC	1.2
HSBC Holdings PLC	1.1
25.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915406.100    2622-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity Advisor® Limited Term Bond Fund Fidelity Advisor® Limited Term Bond Fund Class Z : FIKRX

This semi-annual shareholder report contains information about Fidelity Advisor® Limited Term Bond Fund for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 13	0.25%
Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$2,145,904,921
Number of Holdings	905
Portfolio Turnover	54%
What did the Fund invest in?
(as of February 28, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 12.5
AAA - 9.6
AA - 0.8
A - 26.1
BBB - 35.8
BB - 5.4
B - 3.9
CCC,CC,C - 0.6
Not Rated - 3.8
Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 67.4
U.S. Treasury Obligations - 12.3
Asset-Backed Securities - 9.3
CMOs and Other Mortgage Related Securities - 7.1
Bank Loan Obligations - 1.5
Foreign Government and Government Agency Obligations - 0.3
Other Investments - 0.2
U.S. Government Agency - Mortgage Securities - 0.2
Preferred Securities - 0.2
Common Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 73.6
United Kingdom - 5.9
Germany - 3.3
Grand Cayman (UK Overseas Ter) - 2.8
Canada - 2.4
Japan - 2.1
France - 1.9
Netherlands - 1.7
Ireland - 1.4
Others - 4.9

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	12.3
JPMorgan Chase & Co	2.3
Bank of America Corp	1.9
Citigroup Inc	1.8
Barclays PLC	1.4
General Motors Financial Co Inc	1.4
Wells Fargo & Co	1.3
Morgan Stanley	1.2
BAT International Finance PLC	1.2
HSBC Holdings PLC	1.1
25.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915408.100    3252-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity Advisor® Mortgage Securities Fund Fidelity Advisor® Mortgage Securities Fund Class C : FOMCX

This semi-annual shareholder report contains information about Fidelity Advisor® Mortgage Securities Fund for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 80	1.61%
Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$610,150,203
Number of Holdings	1,461
Portfolio Turnover	718%
What did the Fund invest in?
(as of February 28, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 100.7
AAA - 5.9
AA - 0.1
A - 0.1
BBB - 0.0
Not Rated - 8.4
Short-Term Investments and Net Other Assets (Liabilities) - (15.2)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Government Agency - Mortgage Securities - 98.5
CMOs and Other Mortgage Related Securities - 12.4
U.S. Treasury Obligations - 2.2
Asset-Backed Securities - 1.8
Options - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - (15.2)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0
Canada - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fannie Mae Mortgage pass-thru certificates	34.0
Ginnie Mae II Pool	25.4
Freddie Mac Gold Pool	20.7
Uniform Mortgage Backed Securities	13.5
Ginnie Mae I Pool	4.3
Freddie Mac Multifamily Structured pass-thru certificates	2.6
Fannie Mae Guaranteed REMICS	2.2
US Treasury Notes	1.8
Freddie Mac Non Gold Pool	1.5
Wells Fargo Commercial Mortgage Trust	0.7
106.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915398.100    5635-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity Advisor® Mortgage Securities Fund Fidelity Advisor® Mortgage Securities Fund Class M : FMSAX

This semi-annual shareholder report contains information about Fidelity Advisor® Mortgage Securities Fund for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 41	0.81%
Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$610,150,203
Number of Holdings	1,461
Portfolio Turnover	718%
What did the Fund invest in?
(as of February 28, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 100.7
AAA - 5.9
AA - 0.1
A - 0.1
BBB - 0.0
Not Rated - 8.4
Short-Term Investments and Net Other Assets (Liabilities) - (15.2)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Government Agency - Mortgage Securities - 98.5
CMOs and Other Mortgage Related Securities - 12.4
U.S. Treasury Obligations - 2.2
Asset-Backed Securities - 1.8
Options - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - (15.2)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0
Canada - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fannie Mae Mortgage pass-thru certificates	34.0
Ginnie Mae II Pool	25.4
Freddie Mac Gold Pool	20.7
Uniform Mortgage Backed Securities	13.5
Ginnie Mae I Pool	4.3
Freddie Mac Multifamily Structured pass-thru certificates	2.6
Fannie Mae Guaranteed REMICS	2.2
US Treasury Notes	1.8
Freddie Mac Non Gold Pool	1.5
Wells Fargo Commercial Mortgage Trust	0.7
106.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915394.100    239-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity Advisor® Mortgage Securities Fund Fidelity Advisor® Mortgage Securities Fund Class I : FMSCX

This semi-annual shareholder report contains information about Fidelity Advisor® Mortgage Securities Fund for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 30	0.61%
Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$610,150,203
Number of Holdings	1,461
Portfolio Turnover	718%
What did the Fund invest in?
(as of February 28, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 100.7
AAA - 5.9
AA - 0.1
A - 0.1
BBB - 0.0
Not Rated - 8.4
Short-Term Investments and Net Other Assets (Liabilities) - (15.2)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Government Agency - Mortgage Securities - 98.5
CMOs and Other Mortgage Related Securities - 12.4
U.S. Treasury Obligations - 2.2
Asset-Backed Securities - 1.8
Options - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - (15.2)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0
Canada - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fannie Mae Mortgage pass-thru certificates	34.0
Ginnie Mae II Pool	25.4
Freddie Mac Gold Pool	20.7
Uniform Mortgage Backed Securities	13.5
Ginnie Mae I Pool	4.3
Freddie Mac Multifamily Structured pass-thru certificates	2.6
Fannie Mae Guaranteed REMICS	2.2
US Treasury Notes	1.8
Freddie Mac Non Gold Pool	1.5
Wells Fargo Commercial Mortgage Trust	0.7
106.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915395.100    240-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity Advisor® Limited Term Bond Fund Fidelity Advisor® Limited Term Bond Fund Class C : FNBCX

This semi-annual shareholder report contains information about Fidelity Advisor® Limited Term Bond Fund for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 69	1.38%
Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$2,145,904,921
Number of Holdings	905
Portfolio Turnover	54%
What did the Fund invest in?
(as of February 28, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 12.5
AAA - 9.6
AA - 0.8
A - 26.1
BBB - 35.8
BB - 5.4
B - 3.9
CCC,CC,C - 0.6
Not Rated - 3.8
Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 67.4
U.S. Treasury Obligations - 12.3
Asset-Backed Securities - 9.3
CMOs and Other Mortgage Related Securities - 7.1
Bank Loan Obligations - 1.5
Foreign Government and Government Agency Obligations - 0.3
Other Investments - 0.2
U.S. Government Agency - Mortgage Securities - 0.2
Preferred Securities - 0.2
Common Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 73.6
United Kingdom - 5.9
Germany - 3.3
Grand Cayman (UK Overseas Ter) - 2.8
Canada - 2.4
Japan - 2.1
France - 1.9
Netherlands - 1.7
Ireland - 1.4
Others - 4.9

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	12.3
JPMorgan Chase & Co	2.3
Bank of America Corp	1.9
Citigroup Inc	1.8
Barclays PLC	1.4
General Motors Financial Co Inc	1.4
Wells Fargo & Co	1.3
Morgan Stanley	1.2
BAT International Finance PLC	1.2
HSBC Holdings PLC	1.1
25.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915409.100    524-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity Advisor® Mortgage Securities Fund Fidelity Advisor® Mortgage Securities Fund Class Z : FIKUX

This semi-annual shareholder report contains information about Fidelity Advisor® Mortgage Securities Fund for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 18	0.36%
Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$610,150,203
Number of Holdings	1,461
Portfolio Turnover	718%
What did the Fund invest in?
(as of February 28, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 100.7
AAA - 5.9
AA - 0.1
A - 0.1
BBB - 0.0
Not Rated - 8.4
Short-Term Investments and Net Other Assets (Liabilities) - (15.2)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Government Agency - Mortgage Securities - 98.5
CMOs and Other Mortgage Related Securities - 12.4
U.S. Treasury Obligations - 2.2
Asset-Backed Securities - 1.8
Options - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - (15.2)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0
Canada - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fannie Mae Mortgage pass-thru certificates	34.0
Ginnie Mae II Pool	25.4
Freddie Mac Gold Pool	20.7
Uniform Mortgage Backed Securities	13.5
Ginnie Mae I Pool	4.3
Freddie Mac Multifamily Structured pass-thru certificates	2.6
Fannie Mae Guaranteed REMICS	2.2
US Treasury Notes	1.8
Freddie Mac Non Gold Pool	1.5
Wells Fargo Commercial Mortgage Trust	0.7
106.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915396.100    3253-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity Advisor® Limited Term Bond Fund Fidelity Advisor® Limited Term Bond Fund Class I : EFIPX

This semi-annual shareholder report contains information about Fidelity Advisor® Limited Term Bond Fund for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 15	0.30%
Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$2,145,904,921
Number of Holdings	905
Portfolio Turnover	54%
What did the Fund invest in?
(as of February 28, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 12.5
AAA - 9.6
AA - 0.8
A - 26.1
BBB - 35.8
BB - 5.4
B - 3.9
CCC,CC,C - 0.6
Not Rated - 3.8
Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 67.4
U.S. Treasury Obligations - 12.3
Asset-Backed Securities - 9.3
CMOs and Other Mortgage Related Securities - 7.1
Bank Loan Obligations - 1.5
Foreign Government and Government Agency Obligations - 0.3
Other Investments - 0.2
U.S. Government Agency - Mortgage Securities - 0.2
Preferred Securities - 0.2
Common Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 73.6
United Kingdom - 5.9
Germany - 3.3
Grand Cayman (UK Overseas Ter) - 2.8
Canada - 2.4
Japan - 2.1
France - 1.9
Netherlands - 1.7
Ireland - 1.4
Others - 4.9

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	12.3
JPMorgan Chase & Co	2.3
Bank of America Corp	1.9
Citigroup Inc	1.8
Barclays PLC	1.4
General Motors Financial Co Inc	1.4
Wells Fargo & Co	1.3
Morgan Stanley	1.2
BAT International Finance PLC	1.2
HSBC Holdings PLC	1.1
25.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915410.100    87-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® Limited Term Securitized Completion Fund Fidelity® Limited Term Securitized Completion Fund : FLTGX

This semi-annual shareholder report contains information about Fidelity® Limited Term Securitized Completion Fund for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Limited Term Securitized Completion Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$42,574,239
Number of Holdings	224
Portfolio Turnover	335%
What did the Fund invest in?
(as of February 28, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 20.0
AAA - 72.4
AA - 0.7
A - 1.7
Not Rated - 14.6
Short-Term Investments and Net Other Assets (Liabilities) - (9.4)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Asset-Backed Securities - 55.6
CMOs and Other Mortgage Related Securities - 33.5
U.S. Government Agency - Mortgage Securities - 19.9
Options - 0.3
U.S. Treasury Obligations - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - (9.4)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 98.0
Canada - 2.0

TOP HOLDINGS (% of Fund's net assets)
Uniform Mortgage Backed Securities	8.2
Fannie Mae Mortgage pass-thru certificates	6.2
Ginnie Mae II Pool	4.0
Verizon Master Trust	3.7
Ford Credit Floorplan Master Owner Trust A	3.4
Ford Credit Auto Owner Trust	3.0
Freddie Mac Multifamily Structured pass-thru certificates	2.9
Freddie Mac Gold Pool	2.4
Kubota Credit Owner Trust	2.4
Volkswagen Auto Loan Enhanced Trust 2023-2	2.4
38.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9917140.100    7612-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity Advisor® Mortgage Securities Fund Fidelity Advisor® Mortgage Securities Fund Class A : FMGAX

This semi-annual shareholder report contains information about Fidelity Advisor® Mortgage Securities Fund for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 41	0.81%
Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$610,150,203
Number of Holdings	1,461
Portfolio Turnover	718%
What did the Fund invest in?
(as of February 28, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 100.7
AAA - 5.9
AA - 0.1
A - 0.1
BBB - 0.0
Not Rated - 8.4
Short-Term Investments and Net Other Assets (Liabilities) - (15.2)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Government Agency - Mortgage Securities - 98.5
CMOs and Other Mortgage Related Securities - 12.4
U.S. Treasury Obligations - 2.2
Asset-Backed Securities - 1.8
Options - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - (15.2)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0
Canada - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fannie Mae Mortgage pass-thru certificates	34.0
Ginnie Mae II Pool	25.4
Freddie Mac Gold Pool	20.7
Uniform Mortgage Backed Securities	13.5
Ginnie Mae I Pool	4.3
Freddie Mac Multifamily Structured pass-thru certificates	2.6
Fannie Mae Guaranteed REMICS	2.2
US Treasury Notes	1.8
Freddie Mac Non Gold Pool	1.5
Wells Fargo Commercial Mortgage Trust	0.7
106.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915393.100    237-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity Advisor® Limited Term Bond Fund Fidelity Advisor® Limited Term Bond Fund Class A : FDIAX

This semi-annual shareholder report contains information about Fidelity Advisor® Limited Term Bond Fund for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 30	0.61%
Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$2,145,904,921
Number of Holdings	905
Portfolio Turnover	54%
What did the Fund invest in?
(as of February 28, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 12.5
AAA - 9.6
AA - 0.8
A - 26.1
BBB - 35.8
BB - 5.4
B - 3.9
CCC,CC,C - 0.6
Not Rated - 3.8
Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 67.4
U.S. Treasury Obligations - 12.3
Asset-Backed Securities - 9.3
CMOs and Other Mortgage Related Securities - 7.1
Bank Loan Obligations - 1.5
Foreign Government and Government Agency Obligations - 0.3
Other Investments - 0.2
U.S. Government Agency - Mortgage Securities - 0.2
Preferred Securities - 0.2
Common Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 73.6
United Kingdom - 5.9
Germany - 3.3
Grand Cayman (UK Overseas Ter) - 2.8
Canada - 2.4
Japan - 2.1
France - 1.9
Netherlands - 1.7
Ireland - 1.4
Others - 4.9

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	12.3
JPMorgan Chase & Co	2.3
Bank of America Corp	1.9
Citigroup Inc	1.8
Barclays PLC	1.4
General Motors Financial Co Inc	1.4
Wells Fargo & Co	1.3
Morgan Stanley	1.2
BAT International Finance PLC	1.2
HSBC Holdings PLC	1.1
25.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915405.100    261-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity Advisor® Limited Term Bond Fund Fidelity Advisor® Limited Term Bond Fund Class M : FTBRX

This semi-annual shareholder report contains information about Fidelity Advisor® Limited Term Bond Fund for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 30	0.61%
Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$2,145,904,921
Number of Holdings	905
Portfolio Turnover	54%
What did the Fund invest in?
(as of February 28, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 12.5
AAA - 9.6
AA - 0.8
A - 26.1
BBB - 35.8
BB - 5.4
B - 3.9
CCC,CC,C - 0.6
Not Rated - 3.8
Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 67.4
U.S. Treasury Obligations - 12.3
Asset-Backed Securities - 9.3
CMOs and Other Mortgage Related Securities - 7.1
Bank Loan Obligations - 1.5
Foreign Government and Government Agency Obligations - 0.3
Other Investments - 0.2
U.S. Government Agency - Mortgage Securities - 0.2
Preferred Securities - 0.2
Common Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 73.6
United Kingdom - 5.9
Germany - 3.3
Grand Cayman (UK Overseas Ter) - 2.8
Canada - 2.4
Japan - 2.1
France - 1.9
Netherlands - 1.7
Ireland - 1.4
Others - 4.9

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	12.3
JPMorgan Chase & Co	2.3
Bank of America Corp	1.9
Citigroup Inc	1.8
Barclays PLC	1.4
General Motors Financial Co Inc	1.4
Wells Fargo & Co	1.3
Morgan Stanley	1.2
BAT International Finance PLC	1.2
HSBC Holdings PLC	1.1
25.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915407.100    287-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity Advisor® Mortgage Securities Fund Fidelity® Mortgage Securities Fund : FMSFX

This semi-annual shareholder report contains information about Fidelity Advisor® Mortgage Securities Fund for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Mortgage Securities Fund	$ 23	0.45%
Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$610,150,203
Number of Holdings	1,461
Portfolio Turnover	718%
What did the Fund invest in?
(as of February 28, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 100.7
AAA - 5.9
AA - 0.1
A - 0.1
BBB - 0.0
Not Rated - 8.4
Short-Term Investments and Net Other Assets (Liabilities) - (15.2)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Government Agency - Mortgage Securities - 98.5
CMOs and Other Mortgage Related Securities - 12.4
U.S. Treasury Obligations - 2.2
Asset-Backed Securities - 1.8
Options - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - (15.2)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0
Canada - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fannie Mae Mortgage pass-thru certificates	34.0
Ginnie Mae II Pool	25.4
Freddie Mac Gold Pool	20.7
Uniform Mortgage Backed Securities	13.5
Ginnie Mae I Pool	4.3
Freddie Mac Multifamily Structured pass-thru certificates	2.6
Fannie Mae Guaranteed REMICS	2.2
US Treasury Notes	1.8
Freddie Mac Non Gold Pool	1.5
Wells Fargo Commercial Mortgage Trust	0.7
106.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915397.100    40-TSRS-0425

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Limited Term Securitized Completion Fund

Semi-Annual Report
February 28, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Limited Term Securitized Completion Fund
Schedule of Investments February 28, 2025 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 55.6%
	Principal Amount (a)	Value ($)
CANADA - 2.0%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (b)	124,865	126,690
Evergreen Cr Card Tr Series 2025-CRT5 Class B, 5.24% 5/15/2029 (b)	700,000	706,192
Securitized Term Auto Receivables Trust Series 2025-A Class B, 5.038% 7/25/2031 (b)	9,327	9,369
TOTAL CANADA		842,251
UNITED STATES - 53.6%
Affirm Asset Securitization Trust Series 2024-A Class 1A, 5.61% 2/15/2029 (b)	200,000	201,610
American Express Credit Account Master Trust Series 2023-1 Class A, 4.87% 5/15/2028	100,000	100,652
American Express Credit Account Master Trust Series 2024-1 Class A, 5.23% 4/15/2029	625,000	636,946
American Express Credit Account Master Trust Series 2024-3 Class A, 4.65% 7/15/2029	900,000	908,189
Ari Fleet Lease Trust 2024-B Series 2024-B Class A2, 5.54% 4/15/2033 (b)	98,811	99,570
Bank of America Credit Card Master Trust Series 2024-A1 Class A, 4.93% 5/15/2029	300,000	304,238
Barings Equipment Finance LLC Series 2025-A Class A2, 4.64% 10/13/2028 (b)	400,000	400,987
Capital One Multi-Asset Execution Trust Series 2019-A3 Class A3, 2.06% 8/15/2028	800,000	774,838
CarMax Select Receivables Trust Series 2024-A Class A3, 5.4% 11/15/2028	75,000	75,964
Chase Issuance Trust Series 2023-A1 Class A, 5.16% 9/15/2028	374,000	378,995
Chase Issuance Trust Series 2024-A1 Class A, 4.6% 1/16/2029 (c)	100,000	100,612
Citibank Credit Card Issuance Trust Series 2017-A6 Class A6, CME Term SOFR 1 month Index + 0.8845%, 5.1989% 5/14/2029 (c)(d)	1,000,000	1,011,814
Citigroup Commercial Mortgage Trust Series 2017-C4 Class A4, 3.471% 10/12/2050	100,000	96,848
Citizens Auto Receivables Trust Series 2024-1 Class A3, 5.11% 4/17/2028 (b)	250,000	251,617
Dell Equip Fin Trust Series 2024-2 Class A3, 4.59% 8/22/2030 (b)	100,000	100,484
Dell Equipment Finance Trust Series 2023-2 Class A3, 5.65% 1/22/2029 (b)	205,000	206,128
Dell Equipment Finance Trust Series 2024-1 Class A3, 5.39% 3/22/2030 (b)	850,000	860,530
DLLAA LLC Series 2025-1A Class A3, 4.95% 9/20/2029 (b)	85,000	86,183
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (b)	933,000	935,495
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (b)	400,000	407,974
Enterprise Fleet Financing LLC Series 2024-3 Class A3, 4.98% 8/21/2028 (b)	250,000	253,020
Enterprise Fleet Financing LLC Series 2024-4 Class A3, 4.56% 11/20/2028 (b)	50,000	50,121
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (b)	138,352	139,318
Ford Credit Auto Owner Trust Series 2021-1 Class A, 1.37% 10/17/2033 (b)	1,330,000	1,284,664
Ford Credit Auto Owner Trust Series 2021-2 Class A, 1.53% 5/15/2034 (b)	1,000,000	952,472
Ford Credit Auto Owner Trust Series 2022-1 Class A, 3.88% 11/15/2034 (b)	800,000	791,125
Ford Credit Auto Owner Trust Series 2023-2 Class A, 5.28% 2/15/2036 (b)	100,000	102,823
Ford Credit Auto Owner Trust Series 2024-1 Class A, 4.87% 8/15/2036 (b)	400,000	406,170
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class A1, 5.29% 4/15/2029 (b)	400,000	407,023
Ford Credit Floorplan Master Owner Trust A Series 2024-3 Class A1, 4.3% 9/15/2029 (b)	1,000,000	996,939
FORDO Series 2024-B Class A3, 5.1% 4/15/2029	342,000	346,570
GM Financial Revolving Receivables Trust Series 2021-1 Class A, 1.17% 6/12/2034 (b)	1,000,000	952,136
GM Financial Revolving Receivables Trust Series 2023-1 Class A, 5.12% 4/11/2035 (b)	300,000	306,473
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A2, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.4886% 6/15/2028 (b)(c)(d)	400,000	403,874
GMF Floorplan Owner Revolving Trust Series 2023-1 Class B, 5.73% 6/15/2028 (b)	115,000	116,264
GMF Floorplan Owner Revolving Trust Series 2024-1A Class A1, 5.13% 3/15/2029 (b)	175,000	177,292
Greensky Home Improvement Trust Series 2024-2 Class A2, 5.25% 10/27/2059 (b)	171,721	172,340
HPEFS Equipment Trust Series 2024-2A Class A3, 5.36% 10/20/2031 (b)	100,000	101,039
Kubota Credit Owner Trust Series 2024-2A Class A3, 5.26% 11/15/2028 (b)	1,000,000	1,017,974
Marlette Funding Trust Series 2024-1A Class A, 5.95% 7/17/2034 (b)	76,640	76,944
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/2036 (b)	100,212	101,225
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (b)	100,000	101,161
Oportun Funding Trust Series 2024-3 Class A, 5.26% 8/15/2029 (b)	72,238	72,323
Oportun Funding Trust Series 2025-1 Class A, 4.96% 8/16/2032 (b)	150,000	150,042
OWN Equipment Fund I LLC Series 2024-2M Class A, 5.7% 12/20/2032 (b)	195,399	197,685
Peac Solutions Receivables Series 2025-1A Class A2, 4.94% 10/20/2028 (b)	50,000	50,171
Post Road Equipment Finance LLC Series 2025-1A Class A2, 4.9% 5/15/2031 (b)	100,000	100,357
Reach ABS Trust Series 2025-1A Class A, 4.96% 8/16/2032 (b)	662,244	663,081
Santander Drive Auto Receivables Trust Series 2025-1 Class A3, 4.74% 1/16/2029	20,000	20,067
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (b)	4,000	4,005
T-Mobile US Trust Series 2025-1A Class A, 4.74% 11/20/2029 (b)	250,000	250,156
Toyota Auto Loan Extended Note Trust Series 2022-1A Class A, 3.82% 4/25/2035 (b)	500,000	494,548
USAA Auto Owner Trust Series 2024-A Class A3, 5.03% 3/15/2029 (b)	180,000	181,865
Verizon Master Trust Series 2023-4 Class A1A, 5.16% 6/20/2029	1,000,000	1,010,280
Verizon Master Trust Series 2024-8 Class A1A, 4.62% 11/20/2030	500,000	503,881
Volkswagen Auto Loan Enhanced Trust 2023-2 Series 2023-2 Class A3, 5.48% 12/20/2028	1,000,000	1,016,414
Volvo Financial Equipment LLC Series 2024-1A Class A3, 4.29% 10/16/2028 (b)	200,000	199,586
Wells Fargo Card Issuance Trust Series 2024-A1 Class A, 4.94% 2/15/2029	400,000	405,197
Wells Fargo Card Issuance Trust Series 2024-A2 Class A, 4.29% 10/15/2029	110,000	110,061
Wheels Fleet Lease Funding 1 LLC Series 2023-2A Class A, 6.46% 8/18/2038 (b)	151,072	153,644
TOTAL UNITED STATES		22,780,004
TOTAL ASSET-BACKED SECURITIES (Cost $23,529,204)		23,622,255

Collateralized Mortgage Obligations - 7.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 7.4%
Bravo Residential Funding Trust Series 2023-RPL1 Class A1, 5% 5/25/2063 (b)	79,285	78,797
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (b)(c)	76,983	76,043
CFMT LLC Series 2024-R1 Class A1, 4% 10/25/2054 (b)	454,859	443,983
Fannie Mae Guaranteed REMICS Series 2022-12 Class EA, 2.25% 9/25/2046	98,600	89,166
Fannie Mae Guaranteed REMICS Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.802% 11/25/2053 (c)(d)	196,804	198,226
Fannie Mae Guaranteed REMICS Series 2024-41 Class FB, U.S. 30-Day Avg. SOFR Index + 1.53%, 5.882% 7/25/2054 (c)(d)	99,330	99,785
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.552% 6/25/2054 (c)(d)	202,569	202,683
Fannie Mae Mortgage pass-thru certificates Series 2025-12 Class CF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.7487% 3/25/2055 (c)(d)	200,000	200,639
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5148 Class D, 1.75% 10/25/2051	198,696	157,280
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.502% 2/25/2055 (c)(d)	200,862	201,109
GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1, 3.75% 7/25/2061 (b)	270,733	260,994
MFRA Trust Series 2024-RPL1 Class A1, 4.25% 2/25/2066 (b)(c)	94,771	88,646
Onity Loan Investment Trust 2024-Hb2 Series 2024-HB2 Class A, 5% 8/25/2037 (b)	285,173	284,798
PRPM LLC Series 2024-RCF4 Class A1, 4% 7/25/2054 (b)	127,349	124,593
PRPM LLC Series 2024-RCF6 Class A1, 4% 10/25/2054 (b)(c)	185,972	181,190
PRPM LLC Series 2024-RPL4 Class A1, 4% 12/25/2054 (b)(e)	489,069	476,002
TOTAL UNITED STATES		3,163,934
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,150,179)		3,163,934

Commercial Mortgage Securities - 26.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 26.1%
BANK Series 2017-BNK5 Class A4, 3.131% 6/15/2060	24,324	23,583
BANK Series 2017-BNK8 Class A3, 3.229% 11/15/2050	147,580	142,714
BANK Series 2020-BN26 Class ASB, 2.313% 3/15/2063	800,000	758,667
BANK Series 2023-BNK45 Class A5, 5.203% 2/15/2056 (c)	100,000	101,299
BBCMS Mortgage Trust Series 2022-C14 Class ASB, 2.901% 2/15/2055	190,000	176,625
Benchmark Mortgage Trust Series 2018-B4 Class ASB, 4.059% 7/15/2051	17,240	17,045
Benchmark Mortgage Trust Series 2018-B7 Class A4, 4.51% 5/15/2053	300,000	293,986
Benchmark Mortgage Trust Series 2019-B12 Class A5, 3.1156% 8/15/2052	150,000	139,659
Benchmark Mortgage Trust Series 2021-B31 Class A5, 2.669% 12/15/2054	50,000	43,307
Benchmark Mortgage Trust Series 2024-V9 Class A3, 5.6019% 8/15/2057	100,000	103,128
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.7035% 3/15/2041 (b)(c)(d)	172,941	173,157
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 5.1156% 10/15/2036 (b)(c)(d)	100,000	99,484
BX Commercial Mortgage Trust Series 2023-XL3 Class B, CME Term SOFR 1 month Index + 2.1908%, 6.5027% 12/9/2040 (b)(c)(d)	71,601	71,802
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.6047% 12/15/2039 (b)(c)(d)	49,000	48,985
BX Commercial Mortgage Trust Series 2024-MDHS Class A, 5.9475% 5/15/2041 (b)(c)	201,449	201,827
BX Trust Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 5.2265% 2/15/2036 (b)(c)(d)	250,000	249,688
BX Trust Series 2021-MFM1 Class A, CME Term SOFR 1 month Index + 0.8145%, 5.1265% 1/15/2034 (b)(c)(d)	4,953	4,942
BX Trust Series 2021-SOAR Class A, CME Term SOFR 1 month Index + 0.7845%, 5.0965% 6/15/2038 (b)(c)(d)	527,796	526,477
BX Trust Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.7537% 4/15/2041 (b)(c)(d)	367,698	368,158
BX Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 5.4603% 2/15/2035 (b)(c)(d)	27,000	26,949
BX Trust Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.717% 3/15/2030 (b)(c)(d)	12,000	11,985
CFCRE Commercial Mortgage Trust Series 2017-C8 Class A3, 3.3048% 6/15/2050	408,354	394,257
Citigroup Commercial Mortgage Trust Series 2017-P8 Class A3, 3.203% 9/15/2050	400,000	387,756
CSAIL Commercial Mortgage Trust Series 2016-C6 Class A5, 3.0898% 1/15/2049	500,000	489,652
CSAIL Commercial Mortgage Trust Series 2018-CX12 Class A3, 3.9585% 8/15/2051	500,000	484,032
DBJPM Mortgage Trust Series 2016-C1 Class A3A, 3.015% 5/10/2049	71,372	70,361
DTP Coml Mtg Trust Series 2023-STE2 Class A, 6.038% 1/15/2041 (b)(c)	503,000	515,062
ELP Commercial Mortgage Trust Series 2021-ELP Class A, CME Term SOFR 1 month Index + 0.8155%, 5.1275% 11/15/2038 (b)(c)(d)	99,884	99,540
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K068 Class A2, 3.244% 8/25/2027	200,000	195,032
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K070 Class A2, 3.303% 11/25/2027	200,000	194,924
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K077 Class A2, 3.85% 5/25/2028	100,000	98,600
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K735 Class A2, 2.862% 5/25/2026	240,407	236,376
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K748 Class A2, 2.26% 1/25/2029	300,000	277,997
GS Mortgage Securities Trust Series 2015-GC30 Class A4, 3.382% 5/10/2050	151,204	150,803
GS Mortgage Securities Trust Series 2018-GS10 Class A5, 4.155% 7/10/2051	150,000	144,501
GS Mortgage Securities Trust Series 2018-GS10 Class AAB, 4.106% 7/10/2051	196,055	194,106
GS Mortgage Securities Trust Series 2018-GS9 Class A4, 3.992% 3/10/2051	800,000	781,141
ILPT Trust Series 2019-SURF Class A, 4.145% 2/11/2041 (b)	150,000	145,019
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class ASB, 3.4743% 12/15/2049	140,071	138,589
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7 Class A5, 2.1798% 5/13/2053	200,000	164,195
MHC Commercial Mortgage Trust Series 2021-MHC Class A, CME Term SOFR 1 month Index + 0.9154%, 5.2274% 4/15/2038 (b)(c)(d)	152,355	152,212
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051	285,000	279,843
Morgan Stanley Capital I Trust Series 2024-NSTB Class A, 3.9% 9/24/2057 (b)(c)	59,309	57,181
OPG Trust Series 2021-PORT Class A, CME Term SOFR 1 month Index + 0.5985%, 4.9105% 10/15/2036 (b)(c)(d)	255,550	254,272
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 5.1571% 11/15/2038 (b)(c)(d)	582,778	581,686
UBS Commercial Mortgage Trust Series 2017-C5 Class ASB, 3.345% 11/15/2050	109,476	107,741
UBS Commercial Mortgage Trust Series 2019-C18 Class A4, 3.0352% 12/15/2052	200,000	182,719
Wells Fargo Commercial Mortgage Trust Series 2016-LC24 Class A3, 2.684% 10/15/2049	170,314	166,640
Wells Fargo Commercial Mortgage Trust Series 2018-C46 Class A4, 4.152% 8/15/2051	50,000	48,645
Wells Fargo Commercial Mortgage Trust Series 2019-C51 Class ASB, 3.16% 6/15/2052	86,168	83,259
Wells Fargo Commercial Mortgage Trust Series 2021-C61 Class ASB, 2.525% 11/15/2054	25,000	22,920
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 6.1032% 10/15/2041 (b)(c)(d)	100,000	100,377
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class B, CME Term SOFR 1 month Index + 2.2906%, 6.6025% 10/15/2041 (b)(c)(d)	100,000	100,369
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A11, CME Term SOFR 1 month Index + 1.9907%, 6.3026% 8/15/2041 (b)(c)(d)	100,000	100,560
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A12, CME Term SOFR 1 month Index + 1.6912%, 6.003% 8/15/2041 (b)(c)(d)	100,000	100,566
TOTAL UNITED STATES		11,084,400
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $11,058,590)		11,084,400

U.S. Government Agency - Mortgage Securities - 25.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 25.2%
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	88,512	73,454
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	192,059	170,215
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	14,375	12,740
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	352,975	293,135
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	14,522	12,829
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	15,901	14,048
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	15,765	13,903
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	15,714	13,858
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	16,724	14,717
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	16,346	14,385
Fannie Mae Mortgage pass-thru certificates 1.5% 7/1/2036	16,623	14,628
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2036	16,883	14,857
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2036	17,584	15,474
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2036	205,601	186,843
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	220,710	201,262
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2042	430,876	366,883
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2036	56,918	51,974
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2035	167,265	152,004
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2036	189,030	176,743
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2030 (f)(g)	193,666	188,563
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	96,060	97,923
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2055	148,975	156,414
Freddie Mac Gold Pool 1.5% 1/1/2036	14,128	12,481
Freddie Mac Gold Pool 1.5% 11/1/2035	18,509	16,404
Freddie Mac Gold Pool 1.5% 2/1/2036	14,427	12,746
Freddie Mac Gold Pool 1.5% 2/1/2041	363,043	301,033
Freddie Mac Gold Pool 1.5% 4/1/2036	16,350	14,419
Freddie Mac Gold Pool 1.5% 4/1/2041	188,174	155,817
Freddie Mac Gold Pool 1.5% 5/1/2036	16,605	14,612
Freddie Mac Gold Pool 1.5% 6/1/2036	16,861	14,838
Freddie Mac Gold Pool 1.5% 7/1/2036	16,435	14,463
Freddie Mac Gold Pool 2% 10/1/2035	222,227	202,854
Freddie Mac Gold Pool 2% 2/1/2036	13,786	12,515
Freddie Mac Gold Pool 2% 4/1/2036	14,850	13,458
Freddie Mac Gold Pool 2% 8/1/2036	105,433	96,274
Freddie Mac Gold Pool 6% 7/1/2039	151,223	155,151
Ginnie Mae II Pool 5.5% 3/1/2055 (h)	1,750,000	1,754,896
Ginnie Mae II Pool 5.5% 4/1/2055 (h)	1,200,000	1,202,185
Uniform Mortgage Backed Securities 1.5% 3/1/2040 (h)	2,000,000	1,755,560
Uniform Mortgage Backed Securities 2% 3/1/2040 (h)	1,175,000	1,060,713
Uniform Mortgage Backed Securities 2% 3/1/2055 (h)	200,000	159,953
Uniform Mortgage Backed Securities 2% 4/1/2055 (h)	75,000	60,023
Uniform Mortgage Backed Securities 4.5% 3/1/2040 (h)	950,000	942,504
Uniform Mortgage Backed Securities 5.5% 3/1/2055 (h)	100,000	100,125
Uniform Mortgage Backed Securities 6.5% 3/1/2055 (h)	400,000	412,031
TOTAL UNITED STATES		10,741,907
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $10,582,752)		10,741,907

U.S. Treasury Obligations - 0.1%
	Yield (%) (i)	Principal Amount (a)	Value ($)
US Treasury Bonds 4.625% 2/15/2055 (Cost $60,859)	4.53 to 4.79	60,000	61,416

Money Market Funds - 3.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j) (Cost $1,508,795)	4.35	1,508,493	1,508,795

Purchased Swaptions - 0.3%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.1%
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.455% and receive annually a floating rate based on US SOFR Index, expiring August 2034	8/29/29	200,000	8,889
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.14% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/12/25	200,000	11,612
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.1415% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/15/25	100,000	5,807
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.805% and receive annually a floating rate based on US SOFR Index, expiring November 2034	11/05/29	300,000	11,581
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.79% and receive annually a floating rate based on US SOFR Index, expiring November 2034	11/05/29	200,000	7,763
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 3.87% and receive annually a floating rate based on US SOFR Index, expiring November 2034	11/07/29	300,000	11,217
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.92% and receive annually a floating rate based on US SOFR Index, expiring November 2034	11/20/29	400,000	14,715
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.658% and receive annually a floating rate based on US SOFR Index, expiring December 2035	12/09/25	230,000	7,635

TOTAL PUT SWAPTIONS			79,219
Call Swaptions - 0.2%
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.455% and pay annually a floating rate based on US SOFR Index, expiring August 2034	8/29/29	200,000	6,021
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.14% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/12/25	200,000	1,539
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.1415% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/15/25	100,000	785
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.805% and pay annually a floating rate based on US SOFR Index, expiring November 2034	11/05/29	300,000	11,208
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.79% and pay annually a floating rate based on US SOFR Index, expiring November 2034	11/05/29	200,000	7,400
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 3.87% and pay annually a floating rate based on US SOFR Index, expiring November 2034	11/07/29	300,000	11,587
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 3.92% and pay annually a floating rate based on US SOFR Index, expiring November 2034	11/20/29	400,000	15,938
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.658% and pay annually a floating rate based on US SOFR Index, expiring December 2035	12/09/25	230,000	5,749

TOTAL CALL SWAPTIONS			60,227
TOTAL PURCHASED SWAPTIONS (Cost $146,628)			139,446

TOTAL INVESTMENT IN SECURITIES - 118.2% (Cost $50,037,007)	50,322,153
NET OTHER ASSETS (LIABILITIES) - (18.2)%	(7,747,914)
NET ASSETS - 100.0%	42,574,239

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 5.5% 3/1/2055	(1,200,000)	(1,203,358)
Uniform Mortgage Backed Securities 2% 3/1/2040	(425,000)	(383,662)
Uniform Mortgage Backed Securities 2% 3/1/2055	(175,000)	(139,959)
Uniform Mortgage Backed Securities 5.5% 3/1/2055	(100,000)	(100,125)
Uniform Mortgage Backed Securities 6.5% 3/1/2055	(400,000)	(412,031)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(2,239,135)

TOTAL TBA SALE COMMITMENTS (Proceeds $2,217,788)		(2,239,135)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 2 Year US Treasury Notes Contracts (United States)	39	Jun 2025	8,071,781	38,458	38,458
CBOT 5 Year US Treasury Notes Contracts (United States)	1	Jun 2025	107,938	1,608	1,608

TOTAL PURCHASED					40,066

Sold

Interest Rate Contracts
CBOT 10 Year US Treasury Notes Contracts (United States)	5	Jun 2025	555,469	(9,766)	(9,766)

TOTAL FUTURES CONTRACTS					30,300
The notional amount of futures purchased as a percentage of Net Assets is 19.3%
The notional amount of futures sold as a percentage of Net Assets is 1.3%

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)	Value ($)(2)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Sell Protection
CMBX AAA Series 17 Index	NR	Dec 2056	Goldman Sachs & Co LLC	0.5%	Monthly	100,000	(1,468)	2,475	1,007
CMBX AAA Series 15 Index	NR	Nov 2064	Citigroup Global Markets Ltd	0.5%	Monthly	100,000	(455)	1,507	1,052
CMBX AAA Series 16 Index	NR	Apr 2065	Goldman Sachs & Co LLC	0.5%	Monthly	100,000	(1,017)	1,929	912
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	150,000	(2,202)	3,368	1,166
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	100,000	(1,468)	2,059	591
CMBX AAA Series 16 Index	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly	100,000	(1,017)	1,562	545
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	200,000	(2,936)	4,140	1,204
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	250,000	(3,670)	3,973	303
CMBX AAA Series 16 Index	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly	1,000,000	(10,168)	9,022	(1,146)
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	500,000	(7,340)	6,726	(614)
CMBX AAA Series 17 Index	NR	Dec 2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	300,000	(4,404)	4,568	164
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	200,000	(3,153)	3,161	8

TOTAL CREDIT DEFAULT SWAPS							(39,298)	44,490	5,192

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.
(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.
(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.
Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3%	Annual	LCH	Mar 2027	2,010,000	(8,813)	0	(8,813)
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3%	Annual	LCH	Mar 2028	1,149,000	(1,137)	0	(1,137)
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3%	Annual	LCH	Mar 2030	800,000	(3,233)	0	(3,233)
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.25%	Annual	LCH	Mar 2032	1,000	(21)	0	(21)
3.25%	Annual	UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	LCH	Mar 2035	447,000	10,120	0	10,120
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.25%	Annual	LCH	Mar 2045	191,000	2,282	0	2,282
3.25%	Annual	UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	LCH	Mar 2055	30,000	1,437	0	1,437
TOTAL INTEREST RATE SWAPS							635	0	635

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.
(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
(3)Notional amount is stated in U.S. Dollars unless otherwise noted.
(4)Represents floating rate.
Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $21,826,033 or 51.3% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $91,384.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $64,041.
(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	138,899	17,177,673	15,807,777	29,566	-	-	1,508,795	1,508,493	0.0%
Total	138,899	17,177,673	15,807,777	29,566	-	-	1,508,795	1,508,493

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	23,622,255	-	23,622,255	-

Collateralized Mortgage Obligations	3,163,934	-	3,163,934	-

Commercial Mortgage Securities	11,084,400	-	11,084,400	-

U.S. Government Agency - Mortgage Securities	10,741,907	-	10,741,907	-

U.S. Treasury Obligations	61,416	-	61,416	-

Money Market Funds	1,508,795	1,508,795	-	-

Purchased Swaptions	139,446	-	139,446	-
Total Investments in Securities:	50,322,153	1,508,795	48,813,358	-
Derivative Instruments:

Assets
Futures Contracts	40,066	40,066	-	-
Swaps	13,839	-	13,839	-
Total Assets	53,905	40,066	13,839	-

Liabilities
Futures Contracts	(9,766)	(9,766)	-	-
Swaps	(52,502)	-	(52,502)	-
Total Liabilities	(62,268)	(9,766)	(52,502)	-
Total Derivative Instruments:	(8,363)	30,300	(38,663)	-
Other Financial Instruments:

TBA Sale Commitments	(2,239,135)	-	(2,239,135)	-
Total Other Financial Instruments:	(2,239,135)	-	(2,239,135)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)	0	(39,298)
Total Credit Risk	0	(39,298)
Interest Rate Risk
Futures Contracts (b)	40,066	(9,766)
Purchased Swaptions (c)	139,446	0
Swaps (d)	13,839	(13,204)
Total Interest Rate Risk	193,351	(22,970)
Total Value of Derivatives	193,351	(62,268)

(a)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(c)Gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.
(d)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $48,528,212)	$48,813,358
Fidelity Central Funds (cost $1,508,795)	1,508,795

Total Investment in Securities (cost $50,037,007)		$50,322,153
Cash		200,346
Receivable for investments sold		278
Receivable for TBA sale commitments		2,217,788
Receivable for swaps		7,730
Interest receivable		81,016
Distributions receivable from Fidelity Central Funds		3,140
Receivable for daily variation margin on futures contracts		8,937
Total assets		52,841,388
Liabilities
Payable for investments purchased
Regular delivery	$502,119
Delayed delivery	7,333,081
TBA sale commitments, at value	2,239,135
Payable for fund shares redeemed	105,326
Distributions payable	40,093
Bi-lateral OTC swaps, at value	39,298
Payable for daily variation margin on centrally cleared swaps	7,729
Other payables and accrued expenses	368
Total liabilities		10,267,149
Net Assets		$42,574,239
Net Assets consist of:
Paid in capital		$42,322,470
Total accumulated earnings (loss)		251,769
Net Assets		$42,574,239
Net Asset Value, offering price and redemption price per share ($42,574,239 ÷ 4,170,893 shares)		$10.21
Statement of Operations
Six months ended February 28, 2025 (Unaudited)
Investment Income
Interest		$618,005
Income from Fidelity Central Funds		29,566
Total income		647,571
Expenses
Independent trustees' fees and expenses	$30
Total expenses		30
Net Investment income (loss)		647,541
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(43,666)
Futures contracts	(64,231)
Swaps	34,503
Total net realized gain (loss)		(73,394)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	212,042
Futures contracts	31,643
Swaps	6,796
TBA Sale commitments	(22,386)
Total change in net unrealized appreciation (depreciation)		228,095
Net gain (loss)		154,701
Net increase (decrease) in net assets resulting from operations		$802,242
Statement of Changes in Net Assets

	Six months ended February 28, 2025 (Unaudited)	For the period May 30, 2024 (commencement of operations) through August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$647,541	$69,089
Net realized gain (loss)	(73,394)	18,090
Change in net unrealized appreciation (depreciation)	228,095	71,831
Net increase (decrease) in net assets resulting from operations	802,242	159,010
Distributions to shareholders	(647,069)	(62,413)

Share transactions
Proceeds from sales of shares	34,150,963	10,226,830
Reinvestment of distributions	463,040	61,256
Cost of shares redeemed	(2,579,507)	(113)

Net increase (decrease) in net assets resulting from share transactions	32,034,496	10,287,973
Total increase (decrease) in net assets	32,189,669	10,384,570

Net Assets
Beginning of period	10,384,570	-
End of period	$42,574,239	$10,384,570

Other Information
Shares
Sold	3,361,500	1,012,245
Issued in reinvestment of distributions	45,574	6,048
Redeemed	(254,463)	(11)
Net increase (decrease)	3,152,611	1,018,282

Financial Highlights
Fidelity® Limited Term Securitized Completion Fund

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.20	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.232	.126
Net realized and unrealized gain (loss)	.017	.190
Total from investment operations	.249	.316
Distributions from net investment income	(.228)	(.116)
Distributions from net realized gain	(.011)	-
Total distributions	(.239)	(.116)
Net asset value, end of period	$10.21	$10.20
Total Return D	2.48%	3.17%
Ratios to Average Net Assets C,E,F
Expenses before reductions G	-% H	-% H
Expenses net of fee waivers, if any G	- % H	-% H
Expenses net of all reductions G	-% H	-% H
Net investment income (loss)	4.64% H	4.95% H
Supplemental Data
Net assets, end of period (000 omitted)	$42,574	$10,385
Portfolio turnover rate I	335 % H	182% J

AFor the period May 30, 2024 (commencement of operations) through August 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than .005%.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JAmount not annualized.
Notes to Financial Statements
 (Unaudited)
For the period ended February 28, 2025

1. Organization.
Fidelity Limited Term Securitized Completion Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost.  Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, futures contracts and market discount.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$423,283
Gross unrealized depreciation	(95,811)
Net unrealized appreciation (depreciation)	$327,472
Tax cost	$50,009,461

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a fund realizes a gain or loss. If a fund delivers securities under the commitment, a fund realizes a gain or loss from the sale of the securities based upon the price established at the date the commitment was entered into.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, swaps and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Limited Term Securitized Completion Fund
Credit Risk
Swaps	2,617	3,116
Total Credit Risk	2,617	3,116
Interest Rate Risk
Futures Contracts	(64,231)	31,643
Purchased Options	-	(7,128)
Swaps	31,886	3,680
Total Interest Rate Risk	(32,345)	28,195
Totals	(29,728)	31,311

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity Limited Term Securitized Completion Fund	4,752,612

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity Limited Term Securitized Completion Fund	3,623,500

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and U.S. government securities, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Limited Term Securitized Completion Fund	73,133,815	42,430,598
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity Limited Term Securitized Completion Fund	12%
8. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9911979.100
LTS-SANN-0425
Fidelity Advisor® Mortgage Securities Fund

Semi-Annual Report
February 28, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Advisor® Mortgage Securities Fund
Schedule of Investments February 28, 2025 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 1.8%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (b)	101,765	103,253
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (b)	196,500	198,789
TOTAL CANADA		302,042
UNITED STATES - 1.8%
Affirm Asset Securitization Trust Series 2024-A Class 1A, 5.61% 2/15/2029 (b)	400,000	403,221
Affirm Asset Securitization Trust Series 2024-X1 Class A, 6.27% 5/15/2029 (b)	64,062	64,209
American Express Credit Account Master Trust Series 2023-1 Class A, 4.87% 5/15/2028	1,141,000	1,148,440
Ari Fleet Lease Trust 2024-B Series 2024-B Class A2, 5.54% 4/15/2033 (b)	120,549	121,476
CarMax Auto Owner Trust Series 2023-2 Class A2A, 5.5% 6/15/2026	23,218	23,235
CarMax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/2029	158,000	160,516
CFMT LLC Series 2023-HB12 Class A, 4.25% 4/25/2033 (b)	93,304	92,478
Dell Equip Fin Trust Series 2024-2 Class A3, 4.59% 8/22/2030 (b)	297,000	298,438
DLLAA Series 2023-1A Class A2, 5.93% 7/20/2026 (b)	43,325	43,477
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (b)	106,000	107,645
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (b)	500,000	501,337
Dllmt 2024-1 LLC Series 2024-1A Class A3, 4.84% 8/21/2028 (b)	540,000	544,056
Enterprise Fleet Financing LLC Series 2024-4 Class A3, 4.56% 11/20/2028 (b)	355,000	355,859
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (b)	252,685	254,449
Ford Credit Auto Owner Trust Series 2022-1 Class A, 3.88% 11/15/2034 (b)	700,000	692,234
GM Financial Consumer Automobile Receivables Trust Series 2023-3 Class A3, 5.45% 6/16/2028	224,000	225,991
Gm Financial Leasing Trust Series 2023-3 Class A3, 5.38% 11/20/2026	103,000	103,366
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/2034 (b)(c)	10,808	8,337
Honda Auto Receivables 2023-3 Owner Tr Series 2023-3 Class A3, 5.41% 2/18/2028	600,000	605,934
Hyundai Auto Receivables Trust Series 2024-A Class A3, 4.99% 2/15/2029	234,000	236,212
Marlette Funding Trust Series 2024-1A Class A, 5.95% 7/17/2034 (b)	39,086	39,241
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/2028	302,000	306,123
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (b)	269,000	272,124
Oportun Funding Trust Series 2024-3 Class A, 5.26% 8/15/2029 (b)	195,043	195,271
Peac Solutions Receivables Series 2025-1A Class A2, 4.94% 10/20/2028 (b)	245,000	245,837
PRMI Securitization Trust Series 2024-CMG1 Class A1, U.S. 30-Day Avg. SOFR Index + 1.3%, 5.985% 7/25/2054 (b)(d)(e)	615,072	614,875
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (b)	241,000	241,314
SFS Auto Receivables Securitization Trust Series 2023-1A Class A2A, 5.89% 3/22/2027 (b)	23,609	23,651
Sfs Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/2029 (b)	153,000	155,243
Store Master Funding Series 2021-1A Class A1, 2.12% 6/20/2051 (b)	994,244	909,820
T-Mobile US Trust Series 2025-1A Class A, 4.74% 11/20/2029 (b)	300,000	300,188
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/2026 (b)	179,240	179,792
Tesla Series 2024-A Class A2A, 5.37% 6/22/2026 (b)	42,284	42,381
Toyota Lease Owner Trust Series 2023-A Class A3, 4.93% 4/20/2026 (b)	133,790	133,922
Upgrade Receivables Trust Series 2024-1A Class A, 5.37% 2/18/2031 (b)	251,349	251,692
Volvo Financial Equipment LLC Series 2024-1A Class A3, 4.29% 10/16/2028 (b)	120,000	119,752
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (b)	415,000	417,045
World Omni Auto Receivables Trust 2023-C Series 2023-C Class A3, 5.15% 11/15/2028	127,000	127,921
TOTAL UNITED STATES		10,567,102
TOTAL ASSET-BACKED SECURITIES (Cost $10,891,205)		10,869,144

Collateralized Mortgage Obligations - 7.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 7.0%
Ajax Mortgage Loan Trust Series 2021-C Class A, 5.115% 1/25/2061 (b)	164,609	163,195
Ajax Mortgage Loan Trust Series 2021-E Class A1, 1.74% 12/25/2060 (b)	1,650,369	1,436,134
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (b)(e)	168,679	165,239
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (b)(e)	91,610	90,493
CSMC Trust Series 2014-3R Class 2A1, CME Term SOFR 1 month Index + 0.8145%, 0% 5/27/2037 (b)(d)(e)(h)	72,121	6
CSMC Trust Series 2015-1R Class 6A1, CME Term SOFR 1 month Index + 0.3945%, 4.6216% 5/27/2037 (b)(d)(e)	80,644	79,921
Fannie Mae Guaranteed REMICS Series 1999-17 Class PG, 6% 4/25/2029	17,644	17,924
Fannie Mae Guaranteed REMICS Series 1999-32 Class PL, 6% 7/25/2029	24,297	24,743
Fannie Mae Guaranteed REMICS Series 1999-33 Class PK, 6% 7/25/2029	18,295	18,619
Fannie Mae Guaranteed REMICS Series 2001-20 Class Z, 6% 5/25/2031	23,136	23,613
Fannie Mae Guaranteed REMICS Series 2001-31 Class ZC, 6.5% 7/25/2031	7,820	7,921
Fannie Mae Guaranteed REMICS Series 2001-52 Class YZ, 6.5% 10/25/2031	3,438	3,558
Fannie Mae Guaranteed REMICS Series 2002-16 Class ZD, 6.5% 4/25/2032	5,998	6,169
Fannie Mae Guaranteed REMICS Series 2002-74 Class SV, 7.4355% - U.S. 30-Day Avg. SOFR Index 3.0835% 11/25/2032 (e)(f)	2,043	51
Fannie Mae Guaranteed REMICS Series 2003-118 Class S, 7.9855% - U.S. 30-Day Avg. SOFR Index 3.6335% 12/25/2033 (e)(f)	23,597	2,699
Fannie Mae Guaranteed REMICS Series 2003-21 Class SK, 7.9855% - U.S. 30-Day Avg. SOFR Index 3.6335% 3/25/2033 (e)(f)	4,730	483
Fannie Mae Guaranteed REMICS Series 2005-39 Class TE, 5% 5/25/2035	53,932	54,634
Fannie Mae Guaranteed REMICS Series 2005-47 Class SW, 6.6055% - U.S. 30-Day Avg. SOFR Index 2.2535% 6/25/2035 (e)(f)	42,315	3,081
Fannie Mae Guaranteed REMICS Series 2005-73 Class SA, U.S. 30-Day Avg. SOFR Index x 17.2524%, 5.9371% 8/25/2035 (d)(e)	1,292	1,333
Fannie Mae Guaranteed REMICS Series 2005-79 Class ZC, 5.9% 9/25/2035	53,063	52,018
Fannie Mae Guaranteed REMICS Series 2006-116 Class SG, 6.5255% - U.S. 30-Day Avg. SOFR Index 2.1735% 12/25/2036 (e)(f)	14,711	1,452
Fannie Mae Guaranteed REMICS Series 2007-40 Class SE, 6.3255% - U.S. 30-Day Avg. SOFR Index 1.9735% 5/25/2037 (e)(f)	7,861	848
Fannie Mae Guaranteed REMICS Series 2007-57 Class SA, U.S. 30-Day Avg. SOFR Index x 39.9331%, 13.8211% 6/25/2037 (d)(e)	26,686	32,551
Fannie Mae Guaranteed REMICS Series 2007-66 Class SB, U.S. 30-Day Avg. SOFR Index x 38.9131%, 12.8011% 7/25/2037 (d)(e)	4,377	4,856
Fannie Mae Guaranteed REMICS Series 2010-135 Class ZA, 4.5% 12/25/2040	23,705	22,798
Fannie Mae Guaranteed REMICS Series 2010-150 Class ZC, 4.75% 1/25/2041	221,780	218,600
Fannie Mae Guaranteed REMICS Series 2011-4 Class PZ, 5% 2/25/2041	85,941	85,452
Fannie Mae Guaranteed REMICS Series 2011-67 Class AI, 4% 7/25/2026 (f)	556	5
Fannie Mae Guaranteed REMICS Series 2012-100 Class WI, 3% 9/25/2027 (f)	44,452	1,105
Fannie Mae Guaranteed REMICS Series 2012-149 Class DA, 1.75% 1/25/2043	22,273	20,638
Fannie Mae Guaranteed REMICS Series 2012-149 Class GA, 1.75% 6/25/2042	27,925	25,815
Fannie Mae Guaranteed REMICS Series 2012-67 Class AI, 4.5% 7/25/2027 (f)	516	9
Fannie Mae Guaranteed REMICS Series 2012-9 Class SH, 6.4355% - U.S. 30-Day Avg. SOFR Index 2.0835% 6/25/2041 (e)(f)	1,225	5
Fannie Mae Guaranteed REMICS Series 2013-133 Class IB, 3% 4/25/2032 (f)	5,995	34
Fannie Mae Guaranteed REMICS Series 2013-134 Class SA, 5.9355% - U.S. 30-Day Avg. SOFR Index 1.5835% 1/25/2044 (e)(f)	28,293	3,000
Fannie Mae Guaranteed REMICS Series 2015-42 Class IL, 6% 6/25/2045 (f)	159,022	23,717
Fannie Mae Guaranteed REMICS Series 2015-70 Class JC, 3% 10/25/2045	212,248	201,792
Fannie Mae Guaranteed REMICS Series 2017-30 Class AI, 5.5% 5/25/2047 (f)	97,163	14,350
Fannie Mae Guaranteed REMICS Series 2017-32 Class PA, 2.7% 5/25/2047	3,430,519	3,109,582
Fannie Mae Guaranteed REMICS Series 2017-37 Class AB, 2.55% 9/25/2046	704,777	643,396
Fannie Mae Guaranteed REMICS Series 2020-51 Class BA, 2% 6/25/2046	426,749	377,194
Fannie Mae Guaranteed REMICS Series 2021-59 Class H, 2% 6/25/2048	177,417	146,762
Fannie Mae Guaranteed REMICS Series 2021-66 Class DA, 2% 1/25/2048	188,006	156,587
Fannie Mae Guaranteed REMICS Series 2021-66 Class DM, 2% 1/25/2048	199,796	166,407
Fannie Mae Guaranteed REMICS Series 2021-69 Class JK, 1.5% 10/25/2051	234,959	196,775
Fannie Mae Guaranteed REMICS Series 2021-77 Class CH, 1.5% 8/25/2050	100,186	81,917
Fannie Mae Guaranteed REMICS Series 2021-85 Class L, 2.5% 8/25/2048	164,966	144,831
Fannie Mae Guaranteed REMICS Series 2021-96 Class AH, 2.5% 3/25/2049	1,378,391	1,208,134
Fannie Mae Guaranteed REMICS Series 2021-96 Class HA, 2.5% 2/25/2050	268,906	233,914
Fannie Mae Guaranteed REMICS Series 2022-1 Class KA, 3% 5/25/2048	270,690	247,834
Fannie Mae Guaranteed REMICS Series 2022-13 Class JA, 3% 5/25/2048	248,454	227,528
Fannie Mae Guaranteed REMICS Series 2022-3 Class N, 2% 10/25/2047	2,184,198	1,911,504
Fannie Mae Guaranteed REMICS Series 2022-4 Class B, 2.5% 5/25/2049	195,488	171,100
Fannie Mae Guaranteed REMICS Series 2022-49 Class TC, 4% 12/25/2048	239,435	231,982
Fannie Mae Guaranteed REMICS Series 2022-5 Class BA, 2.5% 12/25/2049	225,327	191,833
Fannie Mae Guaranteed REMICS Series 2022-7 Class A, 3% 5/25/2048	384,557	352,143
Fannie Mae Guaranteed REMICS Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.802% 11/25/2053 (d)(e)	1,574,426	1,585,797
Fannie Mae Guaranteed REMICS Series 2024-41 Class FB, U.S. 30-Day Avg. SOFR Index + 1.53%, 5.882% 7/25/2054 (d)(e)	692,743	695,916
Fannie Mae Mortgage pass-thru certificates Series 2013-51 Class GI, 3% 10/25/2032 (f)	25,467	1,062
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.552% 6/25/2054 (d)(e)	1,813,475	1,814,499
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.552% 9/25/2054 (d)(e)	467,489	468,236
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.752% 2/25/2055 (d)(e)	782,684	784,378
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.752% 9/25/2054 (d)(e)	784,487	785,699
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.552% 2/25/2055 (d)(e)	992,301	994,120
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.502% 2/25/2055 (d)(e)	410,465	411,450
Fannie Mae Series 2010-95 Class ZC, 5% 9/25/2040	465,511	439,995
Fannie Mae Series 2022-30 Class E, 4.5% 7/25/2048	766,165	752,059
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-348 Class 14, 6.5% 8/25/2034 (e)(f)	12,293	2,254
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 12, 5.5% 4/25/2034 (e)(f)	7,538	1,177
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 13, 6% 3/25/2034 (f)	11,487	1,983
Fannie Mae Stripped Mortgage-Backed Securities Series 2005-359 Class 19, 6% 7/25/2035 (e)(f)	6,804	1,218
Fannie Mae Stripped Mortgage-Backed Securities Series 2007-384 Class 6, 5% 7/25/2037 (f)	22,270	3,629
Freddie Mac Manufactured Housing participation certificates Series 1998-2043 Class CJ, 6.5% 4/15/2028	8,402	8,496
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4386 Class AZ, 4.5% 11/15/2040	310,200	301,162
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	153,659	134,094
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5165 Class PC, 1.5% 11/25/2051	295,752	247,487
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2121 Class MG, 6% 2/15/2029	9,629	9,826
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2135 Class JE, 6% 3/15/2029	10,639	10,838
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2154 Class PT, 6% 5/15/2029	18,891	19,274
Freddie Mac Multifamily Structured pass-thru certificates Series 2000-2218 Class ZB, 6% 3/15/2030	4,241	4,326
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2274 Class ZM, 6.5% 1/15/2031	7,153	7,246
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2357 Class ZB, 6.5% 9/15/2031	18,624	19,072
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2380 Class SY, 8.0855% - U.S. 30-Day Avg. SOFR Index 3.7469% 11/15/2031 (e)(f)	11,121	472
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2502 Class ZC, 6% 9/15/2032	18,235	18,797
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2520 Class BE, 6% 11/15/2032	24,618	25,380
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2587 Class IM, 6.5% 3/15/2033 (f)	9,111	1,388
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2693 Class MD, 5.5% 10/15/2033	363,587	366,727
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2802 Class OB, 6% 5/15/2034	32,571	33,309
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2933 Class ZM, 5.75% 2/15/2035	116,618	115,302
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2947 Class XZ, 6% 3/15/2035	64,075	66,167
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2996 Class ZD, 5.5% 6/15/2035	73,316	72,187
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-3002 Class NE, 5% 7/15/2035	31,868	32,391
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3115 Class SM, 6.4855% - U.S. 30-Day Avg. SOFR Index 2.1469% 2/15/2036 (e)(f)	10,663	946
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3189 Class PD, 6% 7/15/2036	32,769	34,109
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3237 Class C, 5.5% 11/15/2036	99,930	101,951
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3244 Class SG, 6.5455% - U.S. 30-Day Avg. SOFR Index 2.2069% 11/15/2036 (e)(f)	39,682	3,423
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3336 Class LI, 6.4655% - U.S. 30-Day Avg. SOFR Index 2.1269% 6/15/2037 (e)(f)	30,717	3,388
Freddie Mac Multifamily Structured pass-thru certificates Series 2008-3415 Class PC, 5% 12/15/2037	11,687	11,783
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3832 Class PE, 5% 3/15/2041	151,028	152,451
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	22,542	22,391
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4135 Class AB, 1.75% 6/15/2042	21,147	19,667
Freddie Mac Multifamily Structured pass-thru certificates Series 2013-4149 Class IO, 3% 1/15/2033 (f)	14,375	970
Freddie Mac Multifamily Structured pass-thru certificates Series 2013-4281 Class AI, 4% 12/15/2028 (f)	72	0
Freddie Mac Multifamily Structured pass-thru certificates Series 2014-4314 Class AI, 5% 3/15/2034 (f)	317	1
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4427 Class LI, 3.5% 2/15/2034 (f)	61,993	2,401
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4471 Class PA, 4% 12/15/2040	76,073	74,989
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4492 Class LB, 4% 3/15/2044	2,719	2,713
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4506 Class LB, 4% 4/15/2044	5,075	5,064
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4522 Class LB, 4% 6/15/2044	5,146	5,133
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4535 Class LB, 4% 8/15/2044	5,486	5,472
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-4636 Class AE, 4% 7/15/2042	10,459	10,432
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4646 Class LA, 4% 9/15/2045	54,303	53,895
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4661 Class AC, 4% 4/15/2043	12,213	12,168
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4676 Class VD, 4% 8/15/2037	6,424	6,407
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4683 Class LM, 3% 5/15/2047	187,537	180,102
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4692 Class KB, 4% 10/15/2046	190,323	184,417
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4746 Class PA, 4% 2/15/2047	91,924	89,671
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5002 Class TJ, 2% 7/25/2050	69,680	58,534
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5018 Class LC, 3% 10/25/2040	121,903	110,587
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5041 Class LA, 1.5% 11/25/2040	806,700	678,234
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5046 Class PT, 1.5% 11/25/2040	614,787	516,462
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5058 Class BE, 3% 11/25/2050	518,688	449,401
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5083 Class VA, 1% 8/15/2038	580,080	548,835
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5141 Class JM, 1.5% 4/25/2051	174,917	145,718
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class AD, 1.5% 10/25/2051	233,828	195,275
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class PC, 1.5% 10/25/2051	230,888	190,746
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	967,084	836,190
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	192,091	171,677
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5182 Class A, 2.5% 10/25/2048	1,278,244	1,124,386
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	216,747	189,486
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class TP, 2.5% 5/25/2049	210,988	184,454
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	201,807	180,245
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class CA, 2.5% 5/25/2049	176,570	154,339
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	225,832	194,854
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5196 Class ME, 1.75% 2/25/2052	1,215,491	1,058,891
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class A, 2.5% 6/25/2049	176,571	154,339
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	153,144	136,896
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	713,929	641,680
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class AG, 3% 1/25/2049	126,845	115,730
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047	164,316	147,053
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5248 Class A, 4% 4/15/2048	653,875	641,042
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.502% 2/25/2055 (d)(e)	1,406,034	1,407,759
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.552% 2/25/2055 (d)(e)	395,061	394,002
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 5.602% 10/25/2054 (d)(e)	723,381	725,179
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5509 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.502% 2/25/2055 (d)(e)	602,996	604,333
Freddie Mac Non Gold Pool Series 1998-2095 Class PE, 6% 11/15/2028	22,395	22,828
Freddie Mac Non Gold Pool Series 1998-2104 Class PG, 6% 12/15/2028	7,292	7,435
Freddie Mac Non Gold Pool Series 1999-2114 Class ZM, 6% 1/15/2029	3,131	3,193
Freddie Mac Non Gold Pool Series 1999-2162 Class PH, 6% 6/15/2029	2,184	2,221
Ginnie Mae Mortgage pass-thru certificates Series 2010-H19 Class FG, CME Term SOFR 1 month Index + 0.4145%, 4.74% 8/20/2060 (d)(e)(g)	20,212	20,145
Ginnie Mae Mortgage pass-thru certificates Series 2011-H13 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.94% 4/20/2061 (d)(e)(g)	7,526	7,521
Ginnie Mae Mortgage pass-thru certificates Series 2012-H21 Class DF, CME Term SOFR 1 month Index + 0.7645%, 5.09% 5/20/2061 (d)(e)(g)	1,735	1,734
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class HA, 2.5% 8/20/2064 (g)	2,777	2,702
Ginnie Mae Mortgage pass-thru certificates Series 2017-134 Class BA, 2.5% 11/20/2046	34,522	31,334
Ginnie Mae Mortgage pass-thru certificates Series 2017-H06 Class FA, 1 year U.S. Treasury Index + 0.35%, 4.58% 8/20/2066 (d)(e)(g)	103,650	102,999
Ginnie Mae REMIC pass-thru certificates Series 2004-24 Class ZM, 5% 4/20/2034	50,608	50,059
Ginnie Mae REMIC pass-thru certificates Series 2004-32 Class GS, 6.3855% - CME Term SOFR 1 month Index 2.0737% 5/16/2034 (e)(f)	30,934	1,977
Ginnie Mae REMIC pass-thru certificates Series 2004-73 Class AL, 7.0855% - CME Term SOFR 1 month Index 2.7737% 8/17/2034 (e)(f)	10,421	894
Ginnie Mae REMIC pass-thru certificates Series 2007-37 Class TS, 6.5755% - CME Term SOFR 1 month Index 2.2637% 6/16/2037 (e)(f)	18,193	1,760
Ginnie Mae REMIC pass-thru certificates Series 2010-160 Class DY, 4% 12/20/2040	313,570	303,517
Ginnie Mae REMIC pass-thru certificates Series 2010-170 Class B, 4% 12/20/2040	69,164	66,882
Ginnie Mae REMIC pass-thru certificates Series 2011-136 Class WI, 4.5% 5/20/2040 (f)	4,867	231
Ginnie Mae REMIC pass-thru certificates Series 2011-52 Class HI, 7% 4/16/2041 (f)	101,716	12,915
Ginnie Mae REMIC pass-thru certificates Series 2013-149 Class MA, 2.5% 5/20/2040	143,815	140,771
Ginnie Mae REMIC pass-thru certificates Series 2016-69 Class WA, 3% 2/20/2046	92,274	84,799
Ginnie Mae REMIC pass-thru certificates Series 2017-139 Class BA, 3% 9/20/2047	384,460	344,681
Ginnie Mae REMIC pass-thru certificates Series 2019-11 Class F, CME Term SOFR 1 month Index + 0.5145%, 4.8263% 1/20/2049 (d)(e)	69,001	68,444
Ginnie Mae REMIC pass-thru certificates Series 2019-128 Class FH, CME Term SOFR 1 month Index + 0.6145%, 4.9263% 10/20/2049 (d)(e)	120,839	118,591
Ginnie Mae REMIC pass-thru certificates Series 2019-23 Class NF, CME Term SOFR 1 month Index + 0.5645%, 4.8763% 2/20/2049 (d)(e)	230,201	226,830
GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1, 3.75% 7/25/2061 (b)	270,733	260,994
MFA Trust Series 2022-RPL1 Class A1, 3.3% 8/25/2061 (b)	857,243	800,987
MFRA Trust Series 2024-RPL1 Class A1, 4.25% 2/25/2066 (b)(e)	284,314	265,937
New York Mortgage Trust Series 2021-SP1 Class A1, 4.6696% 8/25/2061 (b)	303,330	296,791
NYMT Loan Trust Series 2021-CP1 Class A1, 2.0424% 7/25/2061 (b)	798,088	737,458
NYMT Loan Trust Series 2024-CP1 Class A1, 3.75% 2/25/2068 (b)	360,966	336,943
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (b)	27,098	26,758
Onity Loan Investment Trust 2024-Hb2 Series 2024-HB2 Class A, 5% 8/25/2037 (b)	285,173	284,798
PRET Trust Series 2024-RPL1 Class A1, 3.9% 10/25/2063 (b)	519,913	491,402
PRPM LLC Series 2021-RPL1 Class A1, 1.319% 7/25/2051 (b)	113,134	104,348
PRPM LLC Series 2024-RCF3 Class A1, 4% 5/25/2054 (b)	727,803	712,728
PRPM LLC Series 2024-RCF6 Class A1, 4% 10/25/2054 (b)(e)	92,986	90,595
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (b)(e)	597,093	575,410
RMF Buyout Issuance Trust Series 2020-HB1 Class A1, 1.7188% 10/25/2050 (b)	259,066	247,337
RMF Buyout Issuance Trust Series 2021-HB1 Class A, 1.2586% 11/25/2031 (b)	24,329	24,254
Thornburg Mortgage Securities Trust Series 2003-4 Class A1, CME Term SOFR 1 month Index + 0.7545%, 5.0738% 9/25/2043 (d)(e)	211,664	202,645
Wells Fargo Mortgage Backed Securities Trust Series 2003-I Class A1, 7.42% 9/25/2033 (e)	22,969	23,084
TOTAL UNITED STATES		42,892,900
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $43,401,620)		42,892,900

Commercial Mortgage Securities - 5.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 5.4%
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (b)	266,000	250,373
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class BNM, 3.465% 11/5/2032 (b)	118,000	105,167
BANK Series 2017-BNK5 Class A5, 3.39% 6/15/2060	1,519,217	1,476,122
BANK Series 2020-BN25 Class XB, 0.4365% 1/15/2063 (e)(f)	7,140,322	136,638
BANK Series 2020-BN26 Class ASB, 2.313% 3/15/2063	700,000	663,834
BANK Series 2021-BN33 Class XA, 1.0458% 5/15/2064 (e)(f)	4,932,048	219,213
Benchmark Mortgage Trust Series 2019-B14 Class XA, 0.7554% 12/15/2062 (e)(f)	12,123,717	273,703
BLOX Trust Series 2021-BLOX Class A, CME Term SOFR 1 month Index + 1.1145%, 5.4265% 9/15/2026 (b)(d)(e)	772,269	755,985
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.654% 3/15/2041 (b)(d)(e)	189,765	189,825
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.7035% 3/15/2041 (b)(d)(e)	961,550	962,752
BX Commercial Mortgage Trust Series 2024-5C6 Class A3, 5.3161% 9/15/2057	1,200,000	1,224,289
BX Commercial Mortgage Trust Series 2024-MDHS Class A, 5.9475% 5/15/2041 (b)(e)	606,765	607,903
BX Trust Series 2021-BXMF Class A, CME Term SOFR 1 month Index + 0.7504%, 5.0624% 10/15/2026 (b)(d)(e)	242,408	241,196
BX Trust Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 5.2265% 2/15/2036 (b)(d)(e)	400,000	399,500
BX Trust Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.7537% 4/15/2041 (b)(d)(e)	599,306	600,055
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.7539% 2/15/2039 (b)(d)(e)	452,956	453,664
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 6.0031% 3/15/2041 (b)(d)(e)	164,294	164,396
BX Trust Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.4674% 3/15/2030 (b)(d)(e)	1,234,000	1,232,458
CCUBS Commercial Mortgage Trust Series 2017-C1 Class ASB, 3.462% 11/15/2050	633,054	624,654
Citigroup Commercial Mortgage Trust Series 2015-GC33 Class XA, 0.848% 9/10/2058 (e)(f)	7,045,395	12,980
Citigroup Commercial Mortgage Trust Series 2016-P4 Class A4, 2.902% 7/10/2049	3,644,000	3,538,921
Citigroup Commercial Mortgage Trust Series 2016-P6 Class XA, 0.5491% 12/10/2049 (e)(f)	6,169,993	45,712
Citigroup Commercial Mortgage Trust Series 2019-GC41 Class XA, 1.0322% 8/10/2056 (e)(f)	4,794,017	161,695
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K049 Class A2, 3.01% 7/25/2025	53,079	52,755
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K069 Class A2, 3.187% 9/25/2027	197,658	192,379
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K074 Class A2, 3.6% 1/25/2028	1,000,000	981,419
GS Mortgage Securities Trust Series 2015-GC30 Class A4, 3.382% 5/10/2050	3,787,760	3,777,733
GS Mortgage Securities Trust Series 2015-GC34 Class XA, 1.2063% 10/10/2048 (e)(f)	3,662,522	10,120
GS Mortgage Securities Trust Series 2018-GS10 Class A4, 3.89% 7/10/2051	2,200,000	2,111,839
GS Mortgage Securities Trust Series 2018-GS10 Class A5, 4.155% 7/10/2051	200,000	192,668
GS Mortgage Securities Trust Series 2020-GC45 Class AAB, 2.8428% 2/13/2053	295,090	283,643
GS Mortgage Securities Trust Series 2021-IP Class A, CME Term SOFR 1 month Index + 1.0645%, 5.3765% 10/15/2036 (b)(d)(e)	525,649	522,368
Intown Mortgage Trust Series 2022-STAY Class A, CME Term SOFR 1 month Index + 2.4886%, 6.8006% 8/15/2039 (b)(d)(e)	837,595	839,914
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6 Class ASB, 3.2829% 7/15/2050	88,225	86,977
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFX, 4.2475% 7/5/2033 (b)	455,259	432,496
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class XAFX, 1.116% 7/5/2033 (b)(e)(f)	3,909,453	58,182
MHP Commercial Mortgage Trust Series 2021-STOR Class A, CME Term SOFR 1 month Index + 0.8145%, 5.1265% 7/15/2038 (b)(d)(e)	340,811	340,172
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25 Class XA, 0.9824% 10/15/2048 (e)(f)	3,505,780	7,651
Morgan Stanley Capital I Trust Series 2018-BOP Class A, CME Term SOFR 1 month Index + 0.897%, 5.209% 8/15/2033 (b)(d)(e)	723,006	589,250
Morgan Stanley Capital I Trust Series 2021-L6 Class XA, 1.1734% 6/15/2054 (e)(f)	1,063,914	49,388
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 5.1571% 11/15/2038 (b)(d)(e)	606,349	605,213
SREIT Trust Series 2021-MFP Class B, CME Term SOFR 1 month Index + 1.1943%, 5.5061% 11/15/2038 (b)(d)(e)	296,031	295,475
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 5.5548% 12/15/2039 (b)(d)(e)	508,000	508,160
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 0.9721% 12/15/2050 (e)(f)	5,102,172	118,721
Wells Fargo Commercial Mortgage Trust Series 2015-C29 Class A4, 3.637% 6/15/2048	3,820,258	3,806,153
Wells Fargo Commercial Mortgage Trust Series 2015-C31 Class XA, 0.9362% 11/15/2048 (e)(f)	3,730,602	8,342
Wells Fargo Commercial Mortgage Trust Series 2017-C42 Class XA, 0.8556% 12/15/2050 (e)(f)	7,321,790	144,165
Wells Fargo Commercial Mortgage Trust Series 2018-C46 Class XA, 0.9035% 8/15/2051 (e)(f)	3,676,225	76,593
Wells Fargo Commercial Mortgage Trust Series 2021-FCMT Class A, CME Term SOFR 1 month Index + 1.3145%, 5.6265% 5/15/2031 (b)(d)(e)	468,000	466,046
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 6.1032% 10/15/2041 (b)(d)(e)	637,000	639,400
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A11, CME Term SOFR 1 month Index + 1.9907%, 6.3026% 8/15/2041 (b)(d)(e)	400,000	402,242
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A12, CME Term SOFR 1 month Index + 1.6912%, 6.003% 8/15/2041 (b)(d)(e)	1,000,000	1,005,659
TOTAL UNITED STATES		32,946,158
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $32,772,253)		32,946,158

U.S. Government Agency - Mortgage Securities - 124.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 124.4%
Fannie Mae 2.5% 1/1/2052	287,350	242,209
Fannie Mae 3.5% 12/1/2036	110,559	107,026
Fannie Mae 3.5% 5/1/2036	84,802	82,171
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.445%, 5.945% 4/1/2037 (d)(e)	6,853	6,991
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.462%, 6.71% 1/1/2035 (d)(e)	1,659	1,695
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.553%, 7.428% 6/1/2036 (d)(e)	965	985
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.596%, 6.596% 3/1/2036 (d)(e)	5,750	5,889
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.609%, 7.436% 8/1/2035 (d)(e)	15,502	15,836
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.634%, 6.896% 11/1/2036 (d)(e)	1,333	1,363
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.684%, 7.063% 5/1/2036 (d)(e)	1,023	1,046
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.73%, 6.716% 3/1/2040 (d)(e)	5,551	5,706
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.859% 7/1/2035 (d)(e)	1,272	1,301
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 7.5% 8/1/2041 (d)(e)	7,638	7,847
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.635% 1/1/2042 (d)(e)	12,054	12,411
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.81%, 7.12% 12/1/2040 (d)(e)	134,068	138,227
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.398% 2/1/2042 (d)(e)	5,204	5,366
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.208%, 6.583% 3/1/2035 (d)(e)	1,414	1,439
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.27%, 6.912% 6/1/2036 (d)(e)	10,923	11,130
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.28%, 7.24% 10/1/2033 (d)(e)	2,115	2,153
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	1,097,940	969,975
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2037	1,025,854	902,764
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	133,894	111,116
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2051	2,443,792	1,859,201
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	584,323	517,864
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	557,835	494,389
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	304,739	270,079
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	130,472	108,433
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041	2,774,322	2,284,248
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	586,600	519,882
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	132,468	110,011
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2041	136,367	113,084
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2051	1,973,292	1,501,252
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	15,527	13,717
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	139,206	115,367
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	15,765	13,903
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036	65,071	57,650
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2051	93,347	71,017
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	141,257	108,746
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	622,442	473,545
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2036	1,639,027	1,450,047
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2037	2,340,070	2,130,223
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	828,441	665,791
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	66,871	53,826
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	484,623	440,105
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2040	41,008	35,325
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	1,007,689	860,958
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	955,615	779,345
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	2,072,101	1,686,649
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	15,126	13,023
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	745,857	637,263
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	601,197	513,605
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	591,386	479,159
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	2,435,088	1,978,308
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	212,944	171,403
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	1,115,219	1,012,772
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	15,527	13,360
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	149,142	128,678
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	1,009,937	813,547
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	523,586	426,189
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	117,126	113,854
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2041	16,579	14,239
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2042	616,818	525,208
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	1,083,731	872,314
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2041	16,933	14,535
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2042	1,809,041	1,536,405
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	17,972	14,500
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	5,226,284	4,187,128
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	227,073	183,911
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	222,797	180,169
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	175,596	141,779
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	205,358	166,836
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	49,702	42,870
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	1,025,324	832,030
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	5,912,936	4,731,708
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	1,773,794	1,425,540
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	5,991,019	4,794,193
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	18,179	15,581
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	36,086	31,119
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2052	551,359	441,214
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	8,730,256	7,955,552
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	270,106	246,137
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	479,251	412,093
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	704,703	603,333
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	1,057,520	853,199
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	373,310	303,284
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	634,671	515,023
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	240,751	194,914
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	115,218	93,389
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	18,962	15,293
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	34,050	27,461
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	1,899,420	1,530,064
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	410,750	373,274
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	223,169	178,587
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	163,490	155,822
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2037	1,438,878	1,339,060
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	246,481	207,683
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	2,021,450	1,723,476
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	307,218	257,612
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	162,404	138,059
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	162,127	154,599
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	36,516	34,854
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2037	128,522	116,802
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2050	472,596	402,046
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	2,129,127	1,787,336
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	434,306	369,473
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	105,205	100,366
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2036	223,264	207,008
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	449,189	394,486
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	293,183	257,479
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	108,740	96,075
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	2,488,634	2,086,798
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	2,366,763	2,003,096
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,057,674	892,512
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	815,318	688,001
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	292,009	278,316
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	2,209,032	2,106,335
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	1,622,054	1,368,760
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	732,196	619,690
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	119,684	111,905
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	353,666	331,784
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	261,739	245,544
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	91,198	87,002
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	340,720	303,029
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2041	111,205	98,684
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	499,070	421,294
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	162,263	154,796
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2037	2,284,530	2,076,680
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2042	1,319,168	1,155,221
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	36,635	35,050
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	99,369	87,940
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	125,793	111,379
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	37,645	33,190
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	101,117	89,688
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	862,041	724,734
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	1,581,665	1,341,104
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	555,918	468,413
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	105,071	88,861
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	1,701,496	1,438,987
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	3,234,885	2,748,945
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2040	191,374	169,582
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	102,197	90,837
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	49,990	47,804
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	171,954	144,350
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2041	377,631	332,233
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	5,015,849	4,267,077
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	38,203	32,071
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	492,024	470,602
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	565,589	496,323
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2036	856,838	809,205
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	1,104,985	983,128
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	883,218	780,573
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	116,980	102,617
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	18,985	18,275
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	60,356	58,509
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2049	1,566,385	1,389,240
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	111,779	98,299
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	761,909	670,743
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	634,519	613,384
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	1,123,276	1,086,141
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	73,012	69,925
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	256,953	245,765
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2036	592,380	558,153
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	4,371,103	3,893,158
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	1,034,275	909,550
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	539,382	474,842
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	128,625	112,833
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	389,822	343,543
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	105,793	102,936
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	647,063	622,893
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	41,527	40,285
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2036	22,526	21,365
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	45,426	41,408
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	550,783	488,494
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	1,518,678	1,349,775
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	697,320	613,665
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	1,136,090	999,797
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	664,820	582,779
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	387,457	339,401
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	101,675	98,189
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	34,389	33,136
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2040	18,361	17,214
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	906,169	812,184
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	2,097,068	1,861,873
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	1,087,442	966,500
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	171,761	150,565
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2036	12,578	11,930
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2037	479,118	454,216
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2038	11,411	10,932
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	2,155,243	1,913,523
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	152,380	135,147
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2038	22,774	21,529
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2032	416,724	401,532
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2033	238,024	229,201
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	122,089	118,524
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2035	6,039	5,747
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2036	24,407	23,073
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	53,545	48,662
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	617,665	560,069
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	747,723	671,106
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	938,460	831,742
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	2,738,671	2,427,238
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2036	25,107	23,735
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	1,173,114	1,036,045
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	254,578	246,181
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	906,173	803,976
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	18,108	16,944
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	288,826	267,230
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	55,996	51,897
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	258,601	240,639
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	232,769	212,164
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	78,992	72,296
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	54,343	50,782
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	16,834	15,738
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	5,857	5,464
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	80,340	74,584
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	2,583,823	2,387,400
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	244,883	227,874
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	14,199	13,228
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	15,477	14,443
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	5,951	5,558
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	12,223	11,382
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	3,549	3,294
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	369,262	336,691
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2054	41,026	37,224
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	9,734	9,083
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	155	154
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	499,239	461,911
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	52,878	49,007
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	91,580	84,733
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	1,400,286	1,306,823
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	11,655	10,894
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	139,351	129,323
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	72,128	66,938
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	212,520	194,040
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	87,158	81,155
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2047	47,593	44,109
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	106,801	99,592
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	11,643	10,865
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	78,666	73,332
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	18,259	17,027
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2049	29,592	27,185
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2054	110,470	100,234
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2050	217,939	198,715
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	400,000	363,341
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	15,036	14,071
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2034	56,412	55,067
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2034	175,293	171,115
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	502,415	467,263
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	224,389	219,040
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	12,979	12,116
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	239,681	224,218
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	97,477	90,311
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	76,184	70,679
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	78,367	73,283
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	37,608	35,145
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	16,120	15,105
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	52,271	48,494
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	157,295	146,369
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	721,107	659,078
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	345,015	333,822
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	12,254	11,864
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	4,758	4,612
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	218,580	209,741
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2052	29,083	27,750
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2039	7,062	6,839
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	14,628	14,188
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	12,067	11,647
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	34,007	32,489
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	130,503	126,283
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	11,929	11,586
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	97,135	93,892
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2049	52,713	50,162
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	38,422	36,661
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	8,713	8,419
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	148,487	142,679
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2051	23,576	22,496
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	289,497	280,134
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	11,161	10,823
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	15,288	14,750
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	6,989	6,755
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	31,568	30,527
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2052	19,509	18,615
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	17,552	17,021
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	42,649	41,339
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	21,855	21,122
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	14,425	13,892
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	22,228	21,454
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	132,512	127,901
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	194,110	187,459
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2048	106,849	101,677
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	19,232	18,554
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	99,918	96,545
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	134,533	129,947
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	46,845	45,266
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	25,836	24,932
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	76,540	73,553
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	52,196	50,159
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	2,422,498	2,291,046
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	1,017,549	964,877
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	44,900	42,183
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2039	1,761	1,710
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2039	11,316	10,963
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2039	22,103	21,428
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2052	852,516	808,387
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2047	6,607	6,333
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	11,176	10,663
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	30,645	29,240
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	45,834	43,687
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	5,427	5,318
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	46,579	46,236
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	10,050	9,961
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	36,919	36,472
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2045	90,336	89,739
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	832,008	816,481
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	95,885	95,073
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	28,580	28,325
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2043	8,049	7,938
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2052	1,483,639	1,431,842
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	69,828	69,205
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	144,328	143,041
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2046	185,665	183,966
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	64,305	63,645
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	467,327	463,343
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	126,125	125,020
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	35,951	35,576
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2025	273	273
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	395,612	394,040
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	45,950	45,423
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	7,003	6,864
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2041	8,363	8,274
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	7,926	7,852
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	476,475	465,945
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2042	28,499	28,245
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	730,363	727,361
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	980,957	975,086
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	1,046,457	1,044,446
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	528,182	526,011
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	2,379,060	2,364,822
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2035	48,340	48,835
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	221,427	223,077
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2033	26,770	27,021
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	11,461	11,591
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	582,308	588,221
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	7,437	7,529
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	23,778	24,010
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2041	1,492	1,511
Fannie Mae Mortgage pass-thru certificates 5.301% 8/1/2041 (e)	76,600	76,790
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	1,045,903	1,062,609
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	1,178,489	1,182,213
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2054	1,331,460	1,335,668
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	345,728	348,873
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2054	954,906	957,327
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	968,742	979,069
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	426,478	432,757
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	775,891	778,828
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	675,389	681,745
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	1,437,736	1,458,904
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	294,737	295,668
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	768,737	782,216
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	1,381,991	1,386,358
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054	783,118	810,049
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	9,167,662	9,437,096
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	1,069,669	1,095,437
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	123,023	127,599
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	851,547	878,969
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	318,370	329,318
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2054	294,341	299,404
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	1,199,314	1,235,685
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	390,556	398,129
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2054	1,423,345	1,450,943
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	1,881,077	1,917,551
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	745,877	768,031
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	982,493	1,012,597
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	1,985,683	2,024,185
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	1,056,670	1,077,158
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	266,832	274,007
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	1,655,588	1,687,172
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	683,547	708,763
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2054	780,619	814,843
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2055	297,955	312,834
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2035	6,858	7,254
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2053	641,895	670,038
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2037	2,032	2,151
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2035	696	732
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	410,767	423,866
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2035	445	468
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2038	862	915
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	763,831	797,856
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2036	9,604	10,133
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	680,391	702,354
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	694	734
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	809,071	835,188
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	4,204,923	4,401,431
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	1,880	1,989
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	3,295	3,485
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	603,696	630,540
Fannie Mae Mortgage pass-thru certificates 6.752% 2/1/2039 (e)	23,844	24,590
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2027	2,016	2,034
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2026	707	713
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	452	457
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2028	562	573
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2030	22,777	23,860
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2026	183	183
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2026	1,122	1,132
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	1,241	1,252
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	138	141
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	39	39
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2032	1,310	1,390
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2032	7,555	8,075
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2032	1,379	1,473
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2032	4,072	4,325
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2032	3,344	3,570
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	855	911
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	1,581	1,689
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	484	515
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	344	366
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	289	309
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	192	204
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	6	5
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2029	1,407	1,473
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2025	3	2
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2032	20,781	22,185
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2030	95	99
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2032	5,221	5,589
Fannie Mae Mortgage pass-thru certificates 8% 12/1/2029	19	18
Fannie Mae Mortgage pass-thru certificates 8% 3/1/2037	4,794	5,086
Fannie Mae Mortgage pass-thru certificates 9% 10/1/2030	14,161	15,064
Freddie Mac Gold Pool 1.5% 1/1/2036	597,322	527,704
Freddie Mac Gold Pool 1.5% 1/1/2051	2,421,785	1,842,458
Freddie Mac Gold Pool 1.5% 10/1/2036	188,955	166,283
Freddie Mac Gold Pool 1.5% 11/1/2035	555,229	492,078
Freddie Mac Gold Pool 1.5% 11/1/2035	16,862	14,944
Freddie Mac Gold Pool 1.5% 11/1/2050	62,610	48,142
Freddie Mac Gold Pool 1.5% 12/1/2035	586,018	519,366
Freddie Mac Gold Pool 1.5% 12/1/2040	80,271	66,660
Freddie Mac Gold Pool 1.5% 12/1/2050	44,870	34,501
Freddie Mac Gold Pool 1.5% 12/1/2050	29,078	22,385
Freddie Mac Gold Pool 1.5% 2/1/2041	137,432	113,957
Freddie Mac Gold Pool 1.5% 2/1/2051	2,459,300	1,870,999
Freddie Mac Gold Pool 1.5% 3/1/2041	139,530	115,615
Freddie Mac Gold Pool 1.5% 3/1/2051	1,008,706	767,409
Freddie Mac Gold Pool 1.5% 3/1/2051	31,728	24,425
Freddie Mac Gold Pool 1.5% 4/1/2041	141,747	117,373
Freddie Mac Gold Pool 1.5% 4/1/2041	620,309	513,767
Freddie Mac Gold Pool 1.5% 4/1/2051	1,915,279	1,457,116
Freddie Mac Gold Pool 1.5% 5/1/2036	1,351,552	1,195,296
Freddie Mac Gold Pool 1.5% 6/1/2051	38,218	29,422
Freddie Mac Gold Pool 1.5% 7/1/2035	229,730	204,104
Freddie Mac Gold Pool 1.5% 8/1/2035	473,374	419,533
Freddie Mac Gold Pool 2% 10/1/2041	18,809	16,061
Freddie Mac Gold Pool 2% 11/1/2041	560,593	478,783
Freddie Mac Gold Pool 2% 11/1/2051	381,230	306,859
Freddie Mac Gold Pool 2% 12/1/2051	141,750	114,540
Freddie Mac Gold Pool 2% 12/1/2051	152,899	123,884
Freddie Mac Gold Pool 2% 12/1/2051	53,760	43,273
Freddie Mac Gold Pool 2% 2/1/2042	430,880	366,886
Freddie Mac Gold Pool 2% 3/1/2041	116,634	100,619
Freddie Mac Gold Pool 2% 3/1/2051	283,655	228,496
Freddie Mac Gold Pool 2% 4/1/2041	1,285,538	1,102,849
Freddie Mac Gold Pool 2% 4/1/2052	1,568,506	1,267,419
Freddie Mac Gold Pool 2% 5/1/2051	3,943,221	3,196,149
Freddie Mac Gold Pool 2% 5/1/2051	261,606	212,288
Freddie Mac Gold Pool 2% 5/1/2051	82,716	66,735
Freddie Mac Gold Pool 2% 5/1/2051	196,006	158,136
Freddie Mac Gold Pool 2% 6/1/2050	2,002,363	1,626,754
Freddie Mac Gold Pool 2% 6/1/2050	7,069,259	5,703,425
Freddie Mac Gold Pool 2% 7/1/2041	18,045	15,444
Freddie Mac Gold Pool 2% 7/1/2041	1,766,880	1,520,577
Freddie Mac Gold Pool 2% 7/1/2051	143,446	116,269
Freddie Mac Gold Pool 2% 8/1/2051	209,648	168,880
Freddie Mac Gold Pool 2% 9/1/2050	1,451,791	1,169,479
Freddie Mac Gold Pool 2% 9/1/2050	454,770	366,337
Freddie Mac Gold Pool 2.5% 1/1/2041	334,821	295,607
Freddie Mac Gold Pool 2.5% 1/1/2042	438,866	385,421
Freddie Mac Gold Pool 2.5% 10/1/2041	215,673	189,745
Freddie Mac Gold Pool 2.5% 10/1/2050	1,184,644	1,003,356
Freddie Mac Gold Pool 2.5% 11/1/2031	137,272	130,891
Freddie Mac Gold Pool 2.5% 11/1/2041	149,516	132,102
Freddie Mac Gold Pool 2.5% 11/1/2041	85,030	75,127
Freddie Mac Gold Pool 2.5% 11/1/2041	3,052,147	2,699,529
Freddie Mac Gold Pool 2.5% 11/1/2050	3,954,431	3,356,696
Freddie Mac Gold Pool 2.5% 11/1/2051	120,207	100,798
Freddie Mac Gold Pool 2.5% 12/1/2051	1,221,258	1,030,551
Freddie Mac Gold Pool 2.5% 2/1/2035	288,414	269,668
Freddie Mac Gold Pool 2.5% 2/1/2042	575,802	513,057
Freddie Mac Gold Pool 2.5% 2/1/2051	7,334,799	6,249,021
Freddie Mac Gold Pool 2.5% 2/1/2051	428,300	360,883
Freddie Mac Gold Pool 2.5% 3/1/2050	290,520	245,245
Freddie Mac Gold Pool 2.5% 3/1/2051	408,178	343,928
Freddie Mac Gold Pool 2.5% 4/1/2042	96,635	85,199
Freddie Mac Gold Pool 2.5% 4/1/2052	1,124,597	956,013
Freddie Mac Gold Pool 2.5% 5/1/2035	563,725	527,085
Freddie Mac Gold Pool 2.5% 5/1/2041	1,233,915	1,094,018
Freddie Mac Gold Pool 2.5% 5/1/2051	1,137,256	967,130
Freddie Mac Gold Pool 2.5% 6/1/2031	32,944	31,558
Freddie Mac Gold Pool 2.5% 6/1/2041	114,178	101,094
Freddie Mac Gold Pool 2.5% 7/1/2036	406,994	379,905
Freddie Mac Gold Pool 2.5% 7/1/2041	1,575,265	1,396,521
Freddie Mac Gold Pool 2.5% 7/1/2050	2,187,406	1,864,969
Freddie Mac Gold Pool 2.5% 7/1/2051	1,725,076	1,458,929
Freddie Mac Gold Pool 2.5% 8/1/2041	69,666	61,618
Freddie Mac Gold Pool 2.5% 8/1/2041	564,603	496,727
Freddie Mac Gold Pool 2.5% 9/1/2041	152,437	135,779
Freddie Mac Gold Pool 3% 1/1/2043	46,981	42,892
Freddie Mac Gold Pool 3% 1/1/2052	91,031	79,797
Freddie Mac Gold Pool 3% 10/1/2049	338,834	299,244
Freddie Mac Gold Pool 3% 10/1/2051	1,212,709	1,069,498
Freddie Mac Gold Pool 3% 11/1/2032	721,224	694,078
Freddie Mac Gold Pool 3% 11/1/2050	74,036	65,108
Freddie Mac Gold Pool 3% 11/1/2051	18,990	16,653
Freddie Mac Gold Pool 3% 12/1/2030	30,804	29,850
Freddie Mac Gold Pool 3% 12/1/2032	85,488	82,390
Freddie Mac Gold Pool 3% 12/1/2032	222,738	215,391
Freddie Mac Gold Pool 3% 12/1/2042	250,402	228,987
Freddie Mac Gold Pool 3% 12/1/2050	610,271	536,677
Freddie Mac Gold Pool 3% 12/1/2051	1,149,476	1,006,548
Freddie Mac Gold Pool 3% 2/1/2033	29,508	28,626
Freddie Mac Gold Pool 3% 2/1/2043	27,574	25,301
Freddie Mac Gold Pool 3% 2/1/2043	15,019	13,727
Freddie Mac Gold Pool 3% 3/1/2043	22,640	20,694
Freddie Mac Gold Pool 3% 3/1/2050	613,005	540,423
Freddie Mac Gold Pool 3% 3/1/2052	101,924	89,314
Freddie Mac Gold Pool 3% 3/1/2052	45,565	39,928
Freddie Mac Gold Pool 3% 3/1/2052	833,716	733,437
Freddie Mac Gold Pool 3% 4/1/2032	5,006	4,852
Freddie Mac Gold Pool 3% 4/1/2032	6,799	6,582
Freddie Mac Gold Pool 3% 4/1/2034	101,563	97,669
Freddie Mac Gold Pool 3% 4/1/2037	636,718	603,424
Freddie Mac Gold Pool 3% 4/1/2037	283,675	269,197
Freddie Mac Gold Pool 3% 4/1/2046	29,929	26,916
Freddie Mac Gold Pool 3% 4/1/2046	33,400	30,037
Freddie Mac Gold Pool 3% 4/1/2050	613,786	541,111
Freddie Mac Gold Pool 3% 5/1/2046	83,138	74,768
Freddie Mac Gold Pool 3% 5/1/2046	521,191	468,723
Freddie Mac Gold Pool 3% 5/1/2052	739,348	647,301
Freddie Mac Gold Pool 3% 6/1/2046	511,330	459,535
Freddie Mac Gold Pool 3% 6/1/2050	1,001,248	888,954
Freddie Mac Gold Pool 3% 6/1/2052	151,060	132,371
Freddie Mac Gold Pool 3% 7/1/2032	13,017	12,569
Freddie Mac Gold Pool 3% 8/1/2032	15,006	14,494
Freddie Mac Gold Pool 3% 8/1/2032	10,237	9,882
Freddie Mac Gold Pool 3% 9/1/2048	659,071	585,153
Freddie Mac Gold Pool 3% 9/1/2050	17,818	15,691
Freddie Mac Gold Pool 3% 9/1/2051	19,979	17,520
Freddie Mac Gold Pool 3.5% 1/1/2046	49,693	46,145
Freddie Mac Gold Pool 3.5% 1/1/2055	94,636	85,867
Freddie Mac Gold Pool 3.5% 10/1/2047	7,515	6,993
Freddie Mac Gold Pool 3.5% 11/1/2033	306,760	299,000
Freddie Mac Gold Pool 3.5% 11/1/2047	52,273	48,642
Freddie Mac Gold Pool 3.5% 12/1/2033	105,741	102,865
Freddie Mac Gold Pool 3.5% 12/1/2046	91,292	84,574
Freddie Mac Gold Pool 3.5% 12/1/2047	13,263	12,342
Freddie Mac Gold Pool 3.5% 2/1/2034	261,233	253,583
Freddie Mac Gold Pool 3.5% 2/1/2043	27,251	25,667
Freddie Mac Gold Pool 3.5% 2/1/2043	259,562	242,727
Freddie Mac Gold Pool 3.5% 2/1/2052	185,065	169,377
Freddie Mac Gold Pool 3.5% 3/1/2032	138,301	135,127
Freddie Mac Gold Pool 3.5% 3/1/2046	696,321	648,132
Freddie Mac Gold Pool 3.5% 3/1/2055	864,337	784,247
Freddie Mac Gold Pool 3.5% 4/1/2042	622,078	584,466
Freddie Mac Gold Pool 3.5% 4/1/2043	8,564	7,998
Freddie Mac Gold Pool 3.5% 4/1/2043	32,309	30,221
Freddie Mac Gold Pool 3.5% 4/1/2043	288,926	269,990
Freddie Mac Gold Pool 3.5% 4/1/2046	467,854	434,453
Freddie Mac Gold Pool 3.5% 4/1/2046	94,669	87,970
Freddie Mac Gold Pool 3.5% 4/1/2052 (i)(j)	10,846,376	9,947,265
Freddie Mac Gold Pool 3.5% 4/1/2052	1,111,497	1,008,592
Freddie Mac Gold Pool 3.5% 5/1/2034	123,960	120,397
Freddie Mac Gold Pool 3.5% 5/1/2045	911,829	847,871
Freddie Mac Gold Pool 3.5% 5/1/2045	10,797	10,040
Freddie Mac Gold Pool 3.5% 5/1/2046	1,048,184	974,662
Freddie Mac Gold Pool 3.5% 5/1/2046	539,122	500,970
Freddie Mac Gold Pool 3.5% 5/1/2046	131,564	122,171
Freddie Mac Gold Pool 3.5% 5/1/2052	138,533	125,707
Freddie Mac Gold Pool 3.5% 5/1/2052	639,530	580,920
Freddie Mac Gold Pool 3.5% 6/1/2032	451,546	440,901
Freddie Mac Gold Pool 3.5% 6/1/2042	32,329	30,297
Freddie Mac Gold Pool 3.5% 6/1/2045	1,103,522	1,026,118
Freddie Mac Gold Pool 3.5% 6/1/2045	173,970	161,767
Freddie Mac Gold Pool 3.5% 7/1/2032	436,504	426,124
Freddie Mac Gold Pool 3.5% 7/1/2032	96,181	93,935
Freddie Mac Gold Pool 3.5% 7/1/2042	367,679	343,870
Freddie Mac Gold Pool 3.5% 7/1/2047	129,327	120,425
Freddie Mac Gold Pool 3.5% 8/1/2034	208,013	201,950
Freddie Mac Gold Pool 3.5% 8/1/2047	23,124	21,517
Freddie Mac Gold Pool 3.5% 8/1/2047	196,781	183,236
Freddie Mac Gold Pool 3.5% 8/1/2047	15,531	14,462
Freddie Mac Gold Pool 3.5% 9/1/2042	372,575	348,267
Freddie Mac Gold Pool 3.5% 9/1/2042	470,296	439,408
Freddie Mac Gold Pool 3.5% 9/1/2046	119,881	111,210
Freddie Mac Gold Pool 3.5% 9/1/2046	29,383	27,295
Freddie Mac Gold Pool 3.5% 9/1/2047	6,536	6,082
Freddie Mac Gold Pool 3.5% 9/1/2047	6,125	5,699
Freddie Mac Gold Pool 4% 1/1/2036	220,065	217,034
Freddie Mac Gold Pool 4% 1/1/2042	120,087	116,111
Freddie Mac Gold Pool 4% 1/1/2044	11,942	11,488
Freddie Mac Gold Pool 4% 1/1/2044	24,171	23,279
Freddie Mac Gold Pool 4% 10/1/2041	13,869	13,421
Freddie Mac Gold Pool 4% 10/1/2042	7,807	7,544
Freddie Mac Gold Pool 4% 10/1/2043	33,663	32,424
Freddie Mac Gold Pool 4% 10/1/2043	15,894	15,290
Freddie Mac Gold Pool 4% 10/1/2043	10,699	10,325
Freddie Mac Gold Pool 4% 10/1/2048	200,606	190,646
Freddie Mac Gold Pool 4% 10/1/2052	1,023,747	972,675
Freddie Mac Gold Pool 4% 11/1/2040	486,189	470,810
Freddie Mac Gold Pool 4% 11/1/2042	26,599	25,700
Freddie Mac Gold Pool 4% 11/1/2042	22,664	21,861
Freddie Mac Gold Pool 4% 11/1/2042	10,379	10,004
Freddie Mac Gold Pool 4% 11/1/2042	1,103	1,078
Freddie Mac Gold Pool 4% 11/1/2042	155,304	150,188
Freddie Mac Gold Pool 4% 11/1/2042	67,831	65,657
Freddie Mac Gold Pool 4% 11/1/2043	171,128	165,105
Freddie Mac Gold Pool 4% 11/1/2048	39,592	37,676
Freddie Mac Gold Pool 4% 12/1/2047	531,664	507,071
Freddie Mac Gold Pool 4% 2/1/2041	204,739	198,405
Freddie Mac Gold Pool 4% 2/1/2042	29,270	28,334
Freddie Mac Gold Pool 4% 2/1/2043	17,586	16,949
Freddie Mac Gold Pool 4% 2/1/2043	7,563	7,284
Freddie Mac Gold Pool 4% 2/1/2044	16,090	15,497
Freddie Mac Gold Pool 4% 2/1/2044	8,795	8,486
Freddie Mac Gold Pool 4% 2/1/2045	1,372	1,320
Freddie Mac Gold Pool 4% 2/1/2045	167,389	161,143
Freddie Mac Gold Pool 4% 2/1/2048	252,413	240,974
Freddie Mac Gold Pool 4% 2/1/2052	13,958	13,318
Freddie Mac Gold Pool 4% 3/1/2042	38,935	37,683
Freddie Mac Gold Pool 4% 3/1/2042	34,713	33,550
Freddie Mac Gold Pool 4% 3/1/2049	581,078	551,862
Freddie Mac Gold Pool 4% 4/1/2042	11,308	10,917
Freddie Mac Gold Pool 4% 4/1/2042	530,080	512,238
Freddie Mac Gold Pool 4% 4/1/2042	28,257	27,332
Freddie Mac Gold Pool 4% 4/1/2043	12,249	11,829
Freddie Mac Gold Pool 4% 4/1/2048	4,488	4,281
Freddie Mac Gold Pool 4% 4/1/2048	12,994	12,397
Freddie Mac Gold Pool 4% 4/1/2048	24,685	23,551
Freddie Mac Gold Pool 4% 4/1/2048	5,263	5,022
Freddie Mac Gold Pool 4% 4/1/2048	20,856	19,898
Freddie Mac Gold Pool 4% 5/1/2042	34,908	33,801
Freddie Mac Gold Pool 4% 5/1/2043	13,867	13,360
Freddie Mac Gold Pool 4% 5/1/2043	5,765	5,551
Freddie Mac Gold Pool 4% 5/1/2043	1,895	1,827
Freddie Mac Gold Pool 4% 5/1/2045	62,297	60,291
Freddie Mac Gold Pool 4% 5/1/2048	363,709	346,559
Freddie Mac Gold Pool 4% 6/1/2043	16,278	15,752
Freddie Mac Gold Pool 4% 6/1/2045	35,375	34,004
Freddie Mac Gold Pool 4% 6/1/2047	155,560	148,899
Freddie Mac Gold Pool 4% 6/1/2047	93,642	89,314
Freddie Mac Gold Pool 4% 6/1/2048	385,472	366,332
Freddie Mac Gold Pool 4% 7/1/2042	306,354	295,807
Freddie Mac Gold Pool 4% 7/1/2043	29,153	28,085
Freddie Mac Gold Pool 4% 7/1/2043	28,604	27,617
Freddie Mac Gold Pool 4% 7/1/2043	14,623	14,089
Freddie Mac Gold Pool 4% 7/1/2043	9,061	8,721
Freddie Mac Gold Pool 4% 7/1/2043	10,445	10,055
Freddie Mac Gold Pool 4% 7/1/2045	133,588	128,410
Freddie Mac Gold Pool 4% 7/1/2048	122,897	117,789
Freddie Mac Gold Pool 4% 8/1/2041	3,126	3,024
Freddie Mac Gold Pool 4% 8/1/2044	4,339	4,191
Freddie Mac Gold Pool 4% 8/1/2044	4,213	4,053
Freddie Mac Gold Pool 4% 8/1/2048	171,069	162,575
Freddie Mac Gold Pool 4% 9/1/2041	28,579	27,656
Freddie Mac Gold Pool 4% 9/1/2042	16,946	16,425
Freddie Mac Gold Pool 4% 9/1/2042	1,492,930	1,442,911
Freddie Mac Gold Pool 4% 9/1/2043	16,250	15,640
Freddie Mac Gold Pool 4% 9/1/2043	20,855	20,113
Freddie Mac Gold Pool 4% 9/1/2043	3,361	3,249
Freddie Mac Gold Pool 4% 9/1/2043	7,615	7,326
Freddie Mac Gold Pool 4% 9/1/2043	2,925	2,819
Freddie Mac Gold Pool 4% 9/1/2048	40,882	38,928
Freddie Mac Gold Pool 4% 9/1/2048	223,993	213,291
Freddie Mac Gold Pool 4% 9/1/2051	14,903	14,220
Freddie Mac Gold Pool 4.5% 1/1/2041	140,833	139,765
Freddie Mac Gold Pool 4.5% 10/1/2035	6,307	6,271
Freddie Mac Gold Pool 4.5% 10/1/2039	590,560	586,342
Freddie Mac Gold Pool 4.5% 10/1/2039	9,889	9,815
Freddie Mac Gold Pool 4.5% 10/1/2039	145,163	144,098
Freddie Mac Gold Pool 4.5% 10/1/2040	17,392	17,244
Freddie Mac Gold Pool 4.5% 10/1/2041	71,610	70,976
Freddie Mac Gold Pool 4.5% 10/1/2047	9,471	9,294
Freddie Mac Gold Pool 4.5% 11/1/2039	7,054	7,004
Freddie Mac Gold Pool 4.5% 11/1/2040	70,994	70,447
Freddie Mac Gold Pool 4.5% 11/1/2047	20,317	19,866
Freddie Mac Gold Pool 4.5% 12/1/2039	5,812	5,766
Freddie Mac Gold Pool 4.5% 12/1/2040	11,917	11,813
Freddie Mac Gold Pool 4.5% 12/1/2048	630,068	617,319
Freddie Mac Gold Pool 4.5% 2/1/2041	19,544	19,394
Freddie Mac Gold Pool 4.5% 2/1/2041	9,497	9,414
Freddie Mac Gold Pool 4.5% 2/1/2041	22,338	22,173
Freddie Mac Gold Pool 4.5% 2/1/2041	18,805	18,638
Freddie Mac Gold Pool 4.5% 2/1/2041	15,286	15,148
Freddie Mac Gold Pool 4.5% 2/1/2047	13,998	13,767
Freddie Mac Gold Pool 4.5% 3/1/2041	47,664	47,297
Freddie Mac Gold Pool 4.5% 3/1/2041	22,444	22,255
Freddie Mac Gold Pool 4.5% 3/1/2041	10,261	10,181
Freddie Mac Gold Pool 4.5% 3/1/2044	1,897	1,878
Freddie Mac Gold Pool 4.5% 3/1/2047	10,998	10,816
Freddie Mac Gold Pool 4.5% 4/1/2041	16,191	16,063
Freddie Mac Gold Pool 4.5% 4/1/2041	17,096	16,940
Freddie Mac Gold Pool 4.5% 5/1/2039	38,472	38,211
Freddie Mac Gold Pool 4.5% 5/1/2039	83,391	82,811
Freddie Mac Gold Pool 4.5% 5/1/2039	7,065	7,014
Freddie Mac Gold Pool 4.5% 5/1/2041	21,965	21,765
Freddie Mac Gold Pool 4.5% 5/1/2041	20,263	20,086
Freddie Mac Gold Pool 4.5% 6/1/2041	33,378	33,137
Freddie Mac Gold Pool 4.5% 6/1/2041	14,490	14,385
Freddie Mac Gold Pool 4.5% 6/1/2041	3,382	3,360
Freddie Mac Gold Pool 4.5% 7/1/2025	1,457	1,454
Freddie Mac Gold Pool 4.5% 7/1/2047	9,886	9,701
Freddie Mac Gold Pool 4.5% 8/1/2040	78,385	77,798
Freddie Mac Gold Pool 4.5% 8/1/2041	3,115	3,092
Freddie Mac Gold Pool 4.5% 8/1/2041	2,591	2,570
Freddie Mac Gold Pool 4.5% 9/1/2039	1,975	1,962
Freddie Mac Gold Pool 4.5% 9/1/2039	26,705	26,517
Freddie Mac Gold Pool 4.5% 9/1/2041	5,192	5,153
Freddie Mac Gold Pool 5% 1/1/2035	13,485	13,640
Freddie Mac Gold Pool 5% 1/1/2053	788,693	783,480
Freddie Mac Gold Pool 5% 10/1/2052	628,798	626,214
Freddie Mac Gold Pool 5% 11/1/2033	123,537	124,896
Freddie Mac Gold Pool 5% 11/1/2052	1,429,595	1,423,720
Freddie Mac Gold Pool 5% 11/1/2052	619,548	618,357
Freddie Mac Gold Pool 5% 12/1/2034	49,393	49,986
Freddie Mac Gold Pool 5% 12/1/2052	1,470,664	1,464,620
Freddie Mac Gold Pool 5% 12/1/2052	168,506	167,445
Freddie Mac Gold Pool 5% 12/1/2052	227,264	225,833
Freddie Mac Gold Pool 5% 7/1/2033	8,092	8,112
Freddie Mac Gold Pool 5% 7/1/2041	8,426	8,542
Freddie Mac Gold Pool 5% 8/1/2036	72,440	73,355
Freddie Mac Gold Pool 5.5% 1/1/2055	1,529,047	1,555,859
Freddie Mac Gold Pool 5.5% 10/1/2053	191,525	192,310
Freddie Mac Gold Pool 5.5% 2/1/2054	80,917	81,274
Freddie Mac Gold Pool 5.5% 3/1/2053	3,237,100	3,291,840
Freddie Mac Gold Pool 5.5% 4/1/2054	956,942	959,368
Freddie Mac Gold Pool 5.5% 5/1/2053	894,043	903,573
Freddie Mac Gold Pool 6% 10/1/2034	13,358	13,798
Freddie Mac Gold Pool 6% 10/1/2054	818,138	846,274
Freddie Mac Gold Pool 6% 11/1/2028	838	855
Freddie Mac Gold Pool 6% 11/1/2053	178,799	183,495
Freddie Mac Gold Pool 6% 2/1/2029	641	656
Freddie Mac Gold Pool 6% 4/1/2032	16,987	17,612
Freddie Mac Gold Pool 6% 4/1/2054	2,220,996	2,291,822
Freddie Mac Gold Pool 6% 5/1/2033	13,038	13,469
Freddie Mac Gold Pool 6% 5/1/2054	1,206,404	1,246,384
Freddie Mac Gold Pool 6% 6/1/2029	1,126	1,150
Freddie Mac Gold Pool 6% 6/1/2029	250	255
Freddie Mac Gold Pool 6% 7/1/2029	2,851	2,924
Freddie Mac Gold Pool 6% 7/1/2029	37	38
Freddie Mac Gold Pool 6% 7/1/2029	103	106
Freddie Mac Gold Pool 6% 7/1/2039	3,326,911	3,413,317
Freddie Mac Gold Pool 6% 9/1/2033	22,801	23,703
Freddie Mac Gold Pool 6% 9/1/2036	52,704	55,457
Freddie Mac Gold Pool 6% 9/1/2054	192,148	197,735
Freddie Mac Gold Pool 6% 9/1/2054	768,725	797,083
Freddie Mac Gold Pool 6.5% 1/1/2032	21,746	22,669
Freddie Mac Gold Pool 6.5% 1/1/2054	1,007,820	1,052,950
Freddie Mac Gold Pool 6.5% 10/1/2032	14,305	14,949
Freddie Mac Gold Pool 6.5% 10/1/2053	330,409	344,895
Freddie Mac Gold Pool 6.5% 10/1/2053	321,358	335,648
Freddie Mac Gold Pool 6.5% 2/1/2037	1,744	1,839
Freddie Mac Gold Pool 6.5% 3/1/2032	2,248	2,346
Freddie Mac Gold Pool 6.5% 3/1/2032	1,225	1,281
Freddie Mac Gold Pool 6.5% 3/1/2037	1,302	1,384
Freddie Mac Gold Pool 6.5% 4/1/2032	1,113	1,163
Freddie Mac Gold Pool 6.5% 4/1/2032	1,034	1,078
Freddie Mac Gold Pool 6.5% 5/1/2031	2,541	2,646
Freddie Mac Gold Pool 6.5% 5/1/2033	30,172	31,217
Freddie Mac Gold Pool 6.5% 6/1/2054	1,496,805	1,564,417
Freddie Mac Gold Pool 6.5% 6/1/2054	280,131	294,447
Freddie Mac Gold Pool 6.5% 9/1/2039	22,040	23,453
Freddie Mac Gold Pool 6.5% 9/1/2053	89,666	93,597
Freddie Mac Gold Pool 6.5% 9/1/2053	88,179	92,135
Freddie Mac Gold Pool 6.5% 9/1/2054	326,430	343,317
Freddie Mac Gold Pool 7% 1/1/2036	3,673	3,869
Freddie Mac Gold Pool 7% 11/1/2026	407	412
Freddie Mac Gold Pool 7% 11/1/2034	5,942	6,261
Freddie Mac Gold Pool 7% 11/1/2034	7,698	8,160
Freddie Mac Gold Pool 7% 12/1/2026	1,351	1,366
Freddie Mac Gold Pool 7% 2/1/2027	170	171
Freddie Mac Gold Pool 7% 3/1/2026	770	773
Freddie Mac Gold Pool 7% 7/1/2026	268	270
Freddie Mac Gold Pool 7% 7/1/2029	10,201	10,686
Freddie Mac Gold Pool 7% 8/1/2026	2,096	2,115
Freddie Mac Gold Pool 7% 8/1/2034	4,936	5,271
Freddie Mac Gold Pool 7% 9/1/2026	2,352	2,376
Freddie Mac Gold Pool 7% 9/1/2035	15,340	16,196
Freddie Mac Gold Pool 7.5% 1/1/2027	34	34
Freddie Mac Gold Pool 7.5% 11/1/2029	1,051	1,100
Freddie Mac Gold Pool 7.5% 11/1/2029	210	217
Freddie Mac Gold Pool 7.5% 2/1/2032	79,752	84,819
Freddie Mac Gold Pool 7.5% 6/1/2027	403	413
Freddie Mac Gold Pool 7.5% 7/1/2034	35,206	36,806
Freddie Mac Gold Pool 7.5% 9/1/2030	221	233
Freddie Mac Gold Pool 7.5% 9/1/2031	1,786	1,890
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.5%, 6.5% 3/1/2036 (d)(e)	19,227	19,576
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.61% 12/1/2040 (d)(e)	57,639	59,127
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 7.293% 9/1/2041 (d)(e)	17,633	18,087
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.924%, 7.263% 10/1/2042 (d)(e)	8,063	8,291
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.961%, 7.711% 6/1/2033 (d)(e)	14,831	15,132
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.045%, 7.905% 7/1/2036 (d)(e)	6,803	6,973
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.2%, 6.825% 12/1/2036 (d)(e)	15,054	15,524
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.231%, 7.231% 5/1/2034 (d)(e)	321	325
Freddie Mac Non Gold Pool 3.5% 2/1/2055	525,000	476,353
Freddie Mac Non Gold Pool 5.5% 5/1/2053	1,626,448	1,647,344
Freddie Mac Non Gold Pool 5.5% 7/1/2053	1,102,810	1,115,255
Freddie Mac Non Gold Pool 5.5% 8/1/2053	1,252,138	1,268,225
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 2.02%, 6.635% 6/1/2037 (d)(e)	51,867	52,953
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 3.127%, 8.626% 10/1/2035 (d)(e)	226	232
Freddie Mac Non Gold Pool 6% 1/1/2054	44,347	45,110
Freddie Mac Non Gold Pool 6% 11/1/2054	699,000	719,980
Freddie Mac Non Gold Pool 6% 6/1/2053	596,703	614,800
Freddie Mac Non Gold Pool 6% 6/1/2053	502,120	516,877
Freddie Mac Non Gold Pool 6% 6/1/2053	555,273	570,378
Freddie Mac Non Gold Pool 6% 7/1/2053	428,774	441,375
Freddie Mac Non Gold Pool 6% 7/1/2053	485,674	500,404
Freddie Mac Non Gold Pool 6% 9/1/2053	453,802	466,005
Freddie Mac Non Gold Pool 6.5% 1/1/2055	519,403	543,068
Ginnie Mae I Pool 2.5% 1/20/2052	517,567	439,369
Ginnie Mae I Pool 2.5% 12/20/2051	526,821	447,225
Ginnie Mae I Pool 2.5% 12/20/2051	803,152	681,806
Ginnie Mae I Pool 2.5% 12/20/2051	420,206	356,718
Ginnie Mae I Pool 2.5% 8/20/2051	4,491,067	3,816,735
Ginnie Mae I Pool 2.5% 8/20/2051	443,035	376,514
Ginnie Mae I Pool 2.5% 8/20/2051	1,173,082	996,944
Ginnie Mae I Pool 2.5% 9/20/2051	1,791,281	1,522,321
Ginnie Mae I Pool 2.5% 9/20/2051	1,161,373	986,994
Ginnie Mae I Pool 3% 12/20/2042	167,152	152,198
Ginnie Mae I Pool 3% 3/20/2043	111,839	101,845
Ginnie Mae I Pool 3% 3/20/2043	46,814	42,659
Ginnie Mae I Pool 3% 4/15/2045	23,367	21,053
Ginnie Mae I Pool 3% 5/15/2043	26,254	23,689
Ginnie Mae I Pool 3% 6/15/2042	43,150	39,082
Ginnie Mae I Pool 3% 6/15/2043	67,548	61,421
Ginnie Mae I Pool 3% 6/15/2043	37,441	33,923
Ginnie Mae I Pool 3% 6/20/2042	200,930	183,755
Ginnie Mae I Pool 3% 7/15/2043	10,209	9,217
Ginnie Mae I Pool 3.5% 10/20/2054	8,957,352	8,220,052
Ginnie Mae I Pool 3.5% 2/15/2043	216,477	200,928
Ginnie Mae I Pool 3.5% 3/15/2042	10,689	9,935
Ginnie Mae I Pool 3.5% 3/15/2043	148,560	138,112
Ginnie Mae I Pool 3.5% 5/20/2046	8,470	7,854
Ginnie Mae I Pool 3.5% 5/20/2046	12,047	11,184
Ginnie Mae I Pool 3.5% 5/20/2046	11,843	10,994
Ginnie Mae I Pool 3.5% 5/20/2046	13,612	12,637
Ginnie Mae I Pool 3.5% 5/20/2046	12,861	11,939
Ginnie Mae I Pool 3.5% 5/20/2046	24,142	22,411
Ginnie Mae I Pool 3.5% 6/20/2046	15,981	14,836
Ginnie Mae I Pool 3.5% 6/20/2046	50,717	47,081
Ginnie Mae I Pool 3.5% 6/20/2046	15,237	14,145
Ginnie Mae I Pool 3.5% 6/20/2046	5,533	5,140
Ginnie Mae I Pool 3.5% 6/20/2046	9,821	9,117
Ginnie Mae I Pool 3.5% 6/20/2046	18,927	17,570
Ginnie Mae I Pool 3.5% 6/20/2046	11,636	10,802
Ginnie Mae I Pool 3.5% 7/15/2043	17,447	16,223
Ginnie Mae I Pool 3.5% 7/20/2043	43,796	40,596
Ginnie Mae I Pool 3.5% 7/20/2046	835,403	776,037
Ginnie Mae I Pool 4% 1/15/2042	5,429	5,227
Ginnie Mae I Pool 4% 1/15/2043	21,445	20,581
Ginnie Mae I Pool 4% 10/15/2040	87,771	84,519
Ginnie Mae I Pool 4% 10/15/2040	33,745	32,510
Ginnie Mae I Pool 4% 10/15/2040	8,037	7,741
Ginnie Mae I Pool 4% 10/15/2040	3,549	3,421
Ginnie Mae I Pool 4% 10/15/2041	21,206	20,381
Ginnie Mae I Pool 4% 10/15/2041	143,968	138,366
Ginnie Mae I Pool 4% 10/15/2041	38,879	37,416
Ginnie Mae I Pool 4% 10/15/2041	2,403	2,314
Ginnie Mae I Pool 4% 10/15/2041	14,332	13,764
Ginnie Mae I Pool 4% 11/15/2041	102,795	98,883
Ginnie Mae I Pool 4% 11/15/2042	5,955	5,718
Ginnie Mae I Pool 4% 12/15/2040	3,801	3,660
Ginnie Mae I Pool 4% 12/15/2040	9,423	9,081
Ginnie Mae I Pool 4% 12/15/2041	54,772	52,682
Ginnie Mae I Pool 4% 12/15/2041	31,785	30,548
Ginnie Mae I Pool 4% 12/15/2041	1,660	1,596
Ginnie Mae I Pool 4% 12/15/2042	6,780	6,515
Ginnie Mae I Pool 4% 2/15/2041	13,936	13,423
Ginnie Mae I Pool 4% 2/15/2042	85,740	82,415
Ginnie Mae I Pool 4% 2/15/2042	16,529	15,892
Ginnie Mae I Pool 4% 3/15/2040	13,976	13,455
Ginnie Mae I Pool 4% 3/15/2041	60,683	58,764
Ginnie Mae I Pool 4% 3/15/2041	14,563	13,995
Ginnie Mae I Pool 4% 3/15/2041	6,150	5,923
Ginnie Mae I Pool 4% 3/15/2042	14,635	14,068
Ginnie Mae I Pool 4% 3/15/2042	7,776	7,466
Ginnie Mae I Pool 4% 3/15/2042	54,066	51,963
Ginnie Mae I Pool 4% 4/15/2042	11,166	10,726
Ginnie Mae I Pool 4% 4/15/2043	4,496	4,334
Ginnie Mae I Pool 4% 5/15/2041	69,954	67,762
Ginnie Mae I Pool 4% 5/15/2042	3,759	3,644
Ginnie Mae I Pool 4% 5/20/2049	201,240	190,425
Ginnie Mae I Pool 4% 6/15/2041	9,693	9,325
Ginnie Mae I Pool 4% 6/15/2041	7,034	6,796
Ginnie Mae I Pool 4% 6/15/2041	6,669	6,408
Ginnie Mae I Pool 4% 6/15/2041	91,398	87,930
Ginnie Mae I Pool 4% 6/15/2042	2,401	2,305
Ginnie Mae I Pool 4% 7/15/2041	7,556	7,280
Ginnie Mae I Pool 4% 7/15/2041	3,709	3,563
Ginnie Mae I Pool 4% 8/15/2041	8,684	8,365
Ginnie Mae I Pool 4% 8/15/2043	3,795	3,643
Ginnie Mae I Pool 4% 8/15/2043	5,314	5,089
Ginnie Mae I Pool 4% 9/15/2040	3,655	3,522
Ginnie Mae I Pool 4% 9/15/2041	50,004	48,090
Ginnie Mae I Pool 4% 9/15/2041	4,629	4,445
Ginnie Mae I Pool 4.5% 2/15/2040	1,460	1,436
Ginnie Mae I Pool 4.5% 2/15/2040	22,606	22,261
Ginnie Mae I Pool 4.5% 3/15/2040	185,560	182,609
Ginnie Mae I Pool 4.5% 3/15/2040	22,039	21,677
Ginnie Mae I Pool 4.5% 3/15/2040	32,753	32,229
Ginnie Mae I Pool 4.5% 3/15/2041	55,152	54,195
Ginnie Mae I Pool 4.5% 4/20/2053	2,025,387	1,962,871
Ginnie Mae I Pool 4.5% 5/15/2039	2,193	2,159
Ginnie Mae I Pool 4.5% 5/15/2040	67,386	66,303
Ginnie Mae I Pool 4.5% 5/20/2041	1,965	1,933
Ginnie Mae I Pool 4.5% 6/15/2040	61,069	60,077
Ginnie Mae I Pool 4.5% 6/15/2040	85,510	84,141
Ginnie Mae I Pool 4.5% 6/15/2040	18,239	17,942
Ginnie Mae I Pool 4.5% 6/15/2040	86,628	85,083
Ginnie Mae I Pool 4.5% 6/15/2040	28,695	28,241
Ginnie Mae I Pool 4.5% 6/15/2040	112,719	110,902
Ginnie Mae I Pool 4.5% 6/15/2040	85,141	83,782
Ginnie Mae I Pool 4.5% 6/15/2041	297,826	292,693
Ginnie Mae I Pool 4.5% 7/15/2040	90,109	88,667
Ginnie Mae I Pool 4.5% 7/15/2040	43,858	43,161
Ginnie Mae I Pool 4.5% 7/15/2040	33,941	33,393
Ginnie Mae I Pool 4.5% 7/15/2040	5,199	5,109
Ginnie Mae I Pool 4.5% 7/15/2040	58,259	57,326
Ginnie Mae I Pool 4.5% 7/15/2040	24,643	24,243
Ginnie Mae I Pool 4.5% 7/15/2040	89,475	88,037
Ginnie Mae I Pool 4.5% 8/15/2033	301	298
Ginnie Mae I Pool 4.5% 8/15/2039	126,659	124,635
Ginnie Mae I Pool 4.5% 8/15/2039	81,774	80,505
Ginnie Mae I Pool 4.5% 8/15/2040	36,627	36,034
Ginnie Mae I Pool 4.5% 8/15/2040	8,303	8,183
Ginnie Mae I Pool 5% 11/15/2039	22,821	22,958
Ginnie Mae I Pool 5% 11/15/2039	33,996	34,194
Ginnie Mae I Pool 5% 4/15/2040	78,206	78,674
Ginnie Mae I Pool 5% 4/15/2040	28,330	28,499
Ginnie Mae I Pool 5% 4/20/2048	115,867	117,269
Ginnie Mae I Pool 5% 5/15/2039	21,988	22,118
Ginnie Mae I Pool 5% 6/15/2040	238,378	239,807
Ginnie Mae I Pool 5% 6/15/2040	12,603	12,679
Ginnie Mae I Pool 5% 6/15/2041	9,689	9,745
Ginnie Mae I Pool 5% 7/15/2039	29,373	29,546
Ginnie Mae I Pool 5% 7/15/2040	2,289	2,303
Ginnie Mae I Pool 5% 7/15/2040	17,068	17,171
Ginnie Mae I Pool 5% 8/15/2039	1,658	1,668
Ginnie Mae I Pool 5% 9/15/2039	19,195	19,309
Ginnie Mae I Pool 5.5% 10/20/2054	44,511	44,674
Ginnie Mae I Pool 5.5% 12/15/2038	1,114	1,135
Ginnie Mae I Pool 5.5% 9/15/2039	53,316	54,371
Ginnie Mae I Pool 5.5% 9/20/2054	755,489	758,250
Ginnie Mae I Pool 6.5% 10/15/2034	20,888	21,532
Ginnie Mae I Pool 6.5% 7/15/2036	341	353
Ginnie Mae I Pool 7% 1/15/2026	27	26
Ginnie Mae I Pool 7% 1/15/2028	25	24
Ginnie Mae I Pool 7% 1/15/2028	410	415
Ginnie Mae I Pool 7% 1/15/2029	49	49
Ginnie Mae I Pool 7% 10/15/2028	253	257
Ginnie Mae I Pool 7% 12/15/2027	131	132
Ginnie Mae I Pool 7% 12/15/2031	1,139	1,171
Ginnie Mae I Pool 7% 2/15/2028	252	255
Ginnie Mae I Pool 7% 3/15/2028	111	112
Ginnie Mae I Pool 7% 4/20/2032	24,248	25,131
Ginnie Mae I Pool 7% 5/15/2028	79	80
Ginnie Mae I Pool 7% 5/15/2029	1,264	1,288
Ginnie Mae I Pool 7% 7/15/2028	263	267
Ginnie Mae I Pool 7% 7/15/2028	629	637
Ginnie Mae I Pool 7% 7/15/2029	18	17
Ginnie Mae I Pool 7% 7/15/2029	99	101
Ginnie Mae I Pool 7% 8/15/2028	214	216
Ginnie Mae I Pool 7% 8/15/2029	129	131
Ginnie Mae I Pool 7% 8/15/2029	1	0
Ginnie Mae I Pool 7% 9/15/2028	5,527	5,616
Ginnie Mae I Pool 7% 9/15/2028	67	69
Ginnie Mae I Pool 7% 9/15/2028	20	19
Ginnie Mae I Pool 7% 9/15/2028	1,346	1,358
Ginnie Mae I Pool 7.5% 10/15/2028	578	593
Ginnie Mae I Pool 7.5% 11/15/2027	75	77
Ginnie Mae I Pool 7.5% 11/15/2029	753	780
Ginnie Mae I Pool 7.5% 12/15/2026	14	14
Ginnie Mae I Pool 7.5% 12/15/2028	667	678
Ginnie Mae I Pool 7.5% 12/15/2029	391	406
Ginnie Mae I Pool 7.5% 3/15/2028	347	352
Ginnie Mae I Pool 7.5% 4/15/2028	309	317
Ginnie Mae I Pool 7.5% 4/15/2028	260	261
Ginnie Mae I Pool 7.5% 5/15/2029	1,100	1,128
Ginnie Mae I Pool 7.5% 6/15/2028	599	608
Ginnie Mae I Pool 7.5% 7/15/2029	5,055	5,228
Ginnie Mae I Pool 7.5% 9/15/2027	29	30
Ginnie Mae I Pool 7.5% 9/15/2028	345	354
Ginnie Mae I Pool 8% 10/15/2025	66	66
Ginnie Mae I Pool 8% 8/15/2025	10	9
Ginnie Mae I Pool 8% 8/15/2025	331	331
Ginnie Mae I Pool 8.5% 10/15/2028	1,047	1,066
Ginnie Mae I Pool 8.5% 11/15/2027	713	724
Ginnie Mae II Pool 2% 1/20/2051	11,430,126	9,390,085
Ginnie Mae II Pool 2% 10/20/2050	5,179,495	4,257,895
Ginnie Mae II Pool 2% 11/20/2050	2,989,878	2,457,882
Ginnie Mae II Pool 2% 12/20/2050	4,296,218	3,530,439
Ginnie Mae II Pool 2% 2/20/2051	563,487	463,224
Ginnie Mae II Pool 2% 2/20/2052	17,055,517	14,018,125
Ginnie Mae II Pool 2% 3/1/2055 (k)	14,950,000	12,277,548
Ginnie Mae II Pool 2% 3/20/2052	1,674,833	1,376,565
Ginnie Mae II Pool 2% 4/1/2055 (k)	10,425,000	8,563,876
Ginnie Mae II Pool 2% 4/20/2051	230,700	189,615
Ginnie Mae II Pool 2% 8/20/2051	332,496	273,386
Ginnie Mae II Pool 2.5% 12/20/2051	96,770	83,011
Ginnie Mae II Pool 2.5% 2/20/2052	9,481,057	8,133,031
Ginnie Mae II Pool 2.5% 3/1/2055 (k)	2,600,000	2,228,269
Ginnie Mae II Pool 2.5% 5/20/2052	9,890,925	8,486,169
Ginnie Mae II Pool 2.5% 6/20/2054	479,768	411,179
Ginnie Mae II Pool 3% 3/1/2055 (k)	21,050,000	18,737,059
Ginnie Mae II Pool 3% 3/20/2050	544,978	487,878
Ginnie Mae II Pool 3% 4/1/2055 (k)	9,400,000	8,365,306
Ginnie Mae II Pool 3.5% 1/20/2044	11,945	11,167
Ginnie Mae II Pool 3.5% 10/20/2041	5,037	4,734
Ginnie Mae II Pool 3.5% 10/20/2043	4,134	3,869
Ginnie Mae II Pool 3.5% 11/20/2041	192,296	180,773
Ginnie Mae II Pool 3.5% 11/20/2043	4,513	4,222
Ginnie Mae II Pool 3.5% 12/20/2040	2,332	2,197
Ginnie Mae II Pool 3.5% 2/20/2043	157,156	147,313
Ginnie Mae II Pool 3.5% 2/20/2044	2,433	2,274
Ginnie Mae II Pool 3.5% 3/1/2055 (k)	8,125,000	7,455,281
Ginnie Mae II Pool 3.5% 3/20/2043	119,794	112,270
Ginnie Mae II Pool 3.5% 3/20/2044	2,474	2,312
Ginnie Mae II Pool 3.5% 4/1/2055 (k)	3,600,000	3,301,153
Ginnie Mae II Pool 3.5% 4/20/2043	191,760	179,682
Ginnie Mae II Pool 3.5% 4/20/2044	2,271	2,122
Ginnie Mae II Pool 3.5% 4/20/2046	12,570	11,676
Ginnie Mae II Pool 3.5% 5/20/2043	31,946	29,795
Ginnie Mae II Pool 3.5% 5/20/2046	6,101	5,663
Ginnie Mae II Pool 3.5% 5/20/2046	23,731	22,029
Ginnie Mae II Pool 3.5% 7/20/2043	5,544	5,189
Ginnie Mae II Pool 3.5% 8/20/2043	11,115	10,404
Ginnie Mae II Pool 3.5% 9/20/2040	5,216	4,911
Ginnie Mae II Pool 3.5% 9/20/2043	30,685	28,715
Ginnie Mae II Pool 4% 1/20/2041	794,124	766,696
Ginnie Mae II Pool 4% 1/20/2046	20,433	19,622
Ginnie Mae II Pool 4% 10/20/2040	321,896	310,832
Ginnie Mae II Pool 4% 10/20/2041	375,777	362,411
Ginnie Mae II Pool 4% 10/20/2045	4,084	3,922
Ginnie Mae II Pool 4% 11/20/2040	180,955	174,720
Ginnie Mae II Pool 4% 11/20/2044	436,245	418,989
Ginnie Mae II Pool 4% 12/20/2040	2,472	2,387
Ginnie Mae II Pool 4% 12/20/2044	11,821	11,354
Ginnie Mae II Pool 4% 12/20/2045	26,232	25,191
Ginnie Mae II Pool 4% 12/20/2054	1,095,591	1,033,032
Ginnie Mae II Pool 4% 2/20/2041	53,875	52,008
Ginnie Mae II Pool 4% 3/20/2041	42,527	41,052
Ginnie Mae II Pool 4% 6/20/2045	1,151,993	1,106,644
Ginnie Mae II Pool 4% 7/20/2033	6,623	6,480
Ginnie Mae II Pool 4% 7/20/2044	63,921	61,417
Ginnie Mae II Pool 4% 8/20/2041	7,944	7,662
Ginnie Mae II Pool 4% 8/20/2043	23,524	22,632
Ginnie Mae II Pool 4% 8/20/2044	28,229	27,124
Ginnie Mae II Pool 4% 8/20/2045	281,827	270,645
Ginnie Mae II Pool 4% 8/20/2048	1,179,592	1,127,995
Ginnie Mae II Pool 4% 9/20/2040	250,638	242,014
Ginnie Mae II Pool 4% 9/20/2045	3,155	3,030
Ginnie Mae II Pool 4.5% 1/20/2045	2,575	2,542
Ginnie Mae II Pool 4.5% 10/20/2044	2,118	2,091
Ginnie Mae II Pool 4.5% 11/20/2039	1,660	1,634
Ginnie Mae II Pool 4.5% 11/20/2040	128,692	126,642
Ginnie Mae II Pool 4.5% 11/20/2041	1,248	1,227
Ginnie Mae II Pool 4.5% 11/20/2054	9,660,428	9,332,812
Ginnie Mae II Pool 4.5% 2/20/2041	102,889	101,241
Ginnie Mae II Pool 4.5% 2/20/2042	1,544	1,519
Ginnie Mae II Pool 4.5% 3/20/2041	10,165	10,002
Ginnie Mae II Pool 4.5% 3/20/2046	3,758	3,710
Ginnie Mae II Pool 4.5% 4/20/2035	6,658	6,576
Ginnie Mae II Pool 4.5% 5/20/2040	11,073	10,900
Ginnie Mae II Pool 4.5% 5/20/2041	137,163	134,951
Ginnie Mae II Pool 4.5% 5/20/2042	9,290	9,140
Ginnie Mae II Pool 4.5% 5/20/2046	3,772	3,723
Ginnie Mae II Pool 4.5% 6/20/2035	1,237	1,222
Ginnie Mae II Pool 4.5% 6/20/2041	5,727	5,634
Ginnie Mae II Pool 4.5% 6/20/2043	1,923	1,892
Ginnie Mae II Pool 4.5% 6/20/2044	2,430	2,388
Ginnie Mae II Pool 4.5% 9/20/2039	3,123	3,075
Ginnie Mae II Pool 4.5% 9/20/2040	55,729	54,846
Ginnie Mae II Pool 4.5% 9/20/2046	2,724	2,677
Ginnie Mae II Pool 5% 1/20/2055	10,656,854	10,525,137
Ginnie Mae II Pool 5% 12/20/2054	871,227	860,458
Ginnie Mae II Pool 5.5% 1/20/2055	1,149,999	1,154,202
Ginnie Mae II Pool 5.5% 3/1/2055 (k)	9,250,000	9,275,879
Ginnie Mae II Pool 5.5% 4/1/2055 (k)	6,500,000	6,511,838
Ginnie Mae II Pool 6% 1/20/2055	1,146,706	1,164,240
Ginnie Mae II Pool 6% 12/20/2054	2,291,126	2,326,874
Ginnie Mae II Pool 6% 3/1/2055 (k)	23,250,000	23,565,608
Ginnie Mae II Pool 6% 4/1/2055 (k)	15,200,000	15,389,709
Ginnie Mae II Pool 7% 2/20/2032	7,162	7,432
Ginnie Mae II Pool 7% 3/20/2032	3,705	3,846
Uniform Mortgage Backed Securities 2% 3/1/2055 (k)	95,750,000	76,577,556
Uniform Mortgage Backed Securities 2% 4/1/2055 (k)	76,625,000	61,323,945
Uniform Mortgage Backed Securities 2.5% 3/1/2055 (k)	4,800,000	4,013,250
Uniform Mortgage Backed Securities 3% 3/1/2055 (k)	9,100,000	7,931,575
Uniform Mortgage Backed Securities 3.5% 3/1/2055 (k)	6,200,000	5,622,625
Uniform Mortgage Backed Securities 5.5% 3/1/2055 (k)	19,650,000	19,674,563
Uniform Mortgage Backed Securities 6% 3/1/2055 (k)	7,650,000	7,773,715
Uniform Mortgage Backed Securities 6.5% 3/1/2055 (k)	9,575,000	9,862,998
TOTAL UNITED STATES		758,836,922
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $770,102,325)		758,836,922

U.S. Treasury Obligations - 2.2%
	Yield (%) (l)	Principal Amount (a)	Value ($)
US Treasury Bonds 4.625% 2/15/2055	4.53 to 4.79	2,650,000	2,712,526
US Treasury Notes 3.875% 8/15/2034	3.66 to 3.85	6,750,000	6,581,482
US Treasury Notes 4.125% 3/31/2031	4.65	890,000	892,295
US Treasury Notes 4.25% 6/30/2031	4.45	2,160,000	2,179,575
US Treasury Notes 4.375% 5/15/2034	3.79 to 4.29	1,050,000	1,064,848
US Treasury Notes 4.5% 5/31/2029	4.28	210,000	214,002
TOTAL U.S. TREASURY OBLIGATIONS (Cost $13,759,954)			13,644,728

Money Market Funds - 9.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (m) (Cost $59,311,554)	4.35	59,299,779	59,311,639

Purchased Swaptions - 0.3%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.2%
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.805% and receive annually a floating rate based on US SOFR Index, expiring November 2034	11/05/29	3,900,000	150,551
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.07% and receive annually a floating rate based on US SOFR Index, expiring December 2034	12/19/29	6,660,000	231,067
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.753% and receive annually a floating rate based on US SOFR Index, expiring November 2034	10/31/29	4,600,000	181,431
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring December 2034	12/20/29	2,000,000	71,289
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.386% and receive annually a floating rate based on US SOFR Index, expiring August 2035	8/18/25	5,500,000	229,023
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 3.17% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/18/25	3,700,000	208,364

TOTAL PUT SWAPTIONS			1,071,725
Call Swaptions - 0.1%
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.805% and pay annually a floating rate based on US SOFR Index, expiring November 2034	11/05/29	3,900,000	145,709
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.07% and pay annually a floating rate based on US SOFR Index, expiring December 2034	12/19/29	6,660,000	288,398
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.753% and pay annually a floating rate based on US SOFR Index, expiring November 2034	10/31/29	4,600,000	166,698
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.01% and pay annually a floating rate based on the US SOFR Index, expiring December 2034	12/20/29	2,000,000	83,906
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.386% and pay annually a floating rate based on US SOFR Index, expiring August 2035	8/18/25	5,500,000	61,276
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 3.17% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/18/25	3,700,000	31,143

TOTAL CALL SWAPTIONS			777,130
TOTAL PURCHASED SWAPTIONS (Cost $2,004,876)			1,848,855

TOTAL INVESTMENT IN SECURITIES - 150.8% (Cost $932,243,787)	920,350,346
NET OTHER ASSETS (LIABILITIES) - (50.8)%	(310,200,143)
NET ASSETS - 100.0%	610,150,203

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 3/1/2055	(12,925,000)	(10,614,535)
Ginnie Mae II Pool 3% 3/1/2055	(9,400,000)	(8,367,142)
Ginnie Mae II Pool 3.5% 3/1/2055	(7,500,000)	(6,881,798)
Ginnie Mae II Pool 5.5% 3/1/2055	(6,500,000)	(6,518,185)
Ginnie Mae II Pool 6% 3/1/2055	(15,200,000)	(15,406,332)
Uniform Mortgage Backed Securities 2% 3/1/2055	(84,925,000)	(67,920,094)
Uniform Mortgage Backed Securities 2.5% 3/1/2055	(4,800,000)	(4,013,250)
Uniform Mortgage Backed Securities 3% 3/1/2055	(6,225,000)	(5,425,720)
Uniform Mortgage Backed Securities 3.5% 3/1/2055	(8,400,000)	(7,617,750)
Uniform Mortgage Backed Securities 4% 3/1/2055	(200,000)	(187,531)
Uniform Mortgage Backed Securities 4.5% 3/1/2055	(150,000)	(144,498)
Uniform Mortgage Backed Securities 5.5% 3/1/2055	(12,125,000)	(12,140,156)
Uniform Mortgage Backed Securities 6% 3/1/2055	(3,250,000)	(3,302,559)
Uniform Mortgage Backed Securities 6.5% 3/1/2055	(9,425,000)	(9,708,486)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(158,248,036)

TOTAL TBA SALE COMMITMENTS (Proceeds $156,393,894)		(158,248,036)

Written Swaptions
	Expiration Date	Notional Amount	Value ($)
Put Swaptions
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 3.502% and pay annually a floating rate based on the US SOFR Index, expiring January 2034	1/04/29	7,600,000	(313,744)

Call Swaptions
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.502% and receive annually a floating rate based on the US SOFR Index, expiring January 2034	1/04/29	7,600,000	(226,448)

TOTAL WRITTEN SWAPTIONS			(540,192)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 2 Year US Treasury Notes Contracts (United States)	448	Jun 2025	92,722,000	498,311	498,311
CBOT 5 Year US Treasury Notes Contracts (United States)	123	Jun 2025	13,276,313	197,809	197,809
CBOT US Treasury Long Term Note Contracts (United States)	8	Jun 2025	944,750	29,109	29,109

TOTAL PURCHASED					725,229

Sold

Interest Rate Contracts
CBOT 10 Year US Treasury Notes Contracts (United States)	295	Jun 2025	32,772,656	(649,961)	(649,961)
CBOT US Treasury Long Term Bond Contracts (United States)	12	Jun 2025	1,489,500	(58,337)	(58,337)

TOTAL SOLD					(708,298)

TOTAL FUTURES CONTRACTS					16,931
The notional amount of futures purchased as a percentage of Net Assets is 17.5%
The notional amount of futures sold as a percentage of Net Assets is 5.6%

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)	Value ($)(2)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	80,000	10,427	(20,658)	(10,231)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	350,000	45,618	(99,287)	(53,669)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	140,000	18,247	(35,204)	(16,957)
CMBX BBB- Series 17 Index		Dec 2056	Goldman Sachs & Co LLC	(3%)	Monthly	100,000	10,387	(12,127)	(1,740)
CMBX BBB- Series 17 Index		Dec 2056	Goldman Sachs & Co LLC	(3%)	Monthly	150,000	15,581	(19,084)	(3,503)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	200,000	26,068	(30,923)	(4,855)
CMBX BBB- Series 17 Index		Dec 2056	Goldman Sachs & Co LLC	(3%)	Monthly	100,000	10,387	(11,502)	(1,115)
CMBX BBB- Series 18 Index		Dec 2057	Goldman Sachs & Co LLC	(3%)	Monthly	500,000	18,500	(19,304)	(804)
CMBX BBB- Series 18 Index		Dec 2057	Goldman Sachs & Co LLC	(3%)	Monthly	200,000	7,400	(7,826)	(426)
CMBX AAA Series 13 Index		Dec 2072	Merrill Lynch Capital Services Inc	(0.5%)	Monthly	720,000	(2,634)	(11,806)	(14,440)
CMBX AAA Series 13 Index		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	760,000	(2,780)	(11,968)	(14,748)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	270,000	35,191	(67,069)	(31,878)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	90,000	11,730	(20,343)	(8,613)
CMBX BBB- Series 17 Index		Dec 2056	Morgan Stanley Capital Services LLC	(3%)	Monthly	100,000	10,387	(14,054)	(3,667)
CMBX AAA Series 13 Index		Dec 2072	Citigroup Global Markets Ltd	(0.5%)	Monthly	1,620,000	(5,926)	(17,129)	(23,055)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly	350,000	45,618	(84,027)	(38,409)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly	360,000	46,922	(86,106)	(39,184)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly	250,000	32,584	(64,591)	(32,007)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly	130,000	16,944	(36,484)	(19,540)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly	70,000	9,124	(15,344)	(6,220)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly	30,000	3,910	(8,105)	(4,195)
CMBX BBB- Series 17 Index		Dec 2056	Citigroup Global Markets Ltd	(3%)	Monthly	100,000	10,387	(15,924)	(5,537)
CMBX AAA Series 18 Index		Dec 2057	Citigroup Global Markets Ltd	(0.5%)	Monthly	4,700,000	(1,761)	2,431	670
CMBX BBB- Series 18 Index		Dec 2057	Citigroup Global Markets Ltd	(3%)	Monthly	100,000	3,700	(3,972)	(272)
CMBX BBB- Series 18 Index		Dec 2057	Citigroup Global Markets Ltd	(3%)	Monthly	600,000	22,199	(22,056)	143

TOTAL BUY PROTECTION							398,210	(732,462)	(334,252)
Sell Protection
CMBX AAA Series 16 Index	NR	Apr 2065	Goldman Sachs & Co LLC	0.5%	Monthly	500,000	(5,084)	6,505	1,421
CMBX AAA Series 15 Index	NR	Nov 2064	Goldman Sachs & Co LLC	0.5%	Monthly	500,000	(2,277)	3,806	1,529
CMBX AAA Series 13 Index	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	3,100,000	11,340	71,135	82,475
CMBX AAA Series 17 Index	NR	Dec 2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	500,000	(7,340)	8,482	1,142
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	2,500,000	(36,702)	61,841	25,139
CMBX AAA Series 16 Index	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly	1,000,000	(10,168)	19,889	9,721
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	2,800,000	(41,106)	56,614	15,508
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	300,000	(4,404)	4,767	363
CMBX AAA Series 16 Index	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly	500,000	(5,084)	5,689	605
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	400,000	(5,872)	6,356	484
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	2,000,000	(29,361)	27,118	(2,243)
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	600,000	(8,808)	7,817	(991)
CMBX AAA Series 16 Index	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly	4,400,000	(44,740)	39,699	(5,041)

TOTAL SELL PROTECTION							(189,606)	319,718	130,112
TOTAL CREDIT DEFAULT SWAPS							208,604	(412,744)	(204,140)

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.
(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.
(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.
Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3%	Annual	LCH	Mar 2027	8,084,000	(37,352)	0	(37,352)
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3%	Annual	LCH	Mar 2028	54,246,000	(152,473)	0	(152,473)
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3%	Annual	LCH	Mar 2029	1,670,000	(1,815)	0	(1,815)
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3%	Annual	LCH	Mar 2030	3,200,000	(24,062)	0	(24,062)
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.25%	Annual	LCH	Mar 2032	1,284,000	(4,786)	0	(4,786)
3.25%	Annual	UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	LCH	Mar 2035	3,290,000	91,666	0	91,666
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.25%	Annual	LCH	Mar 2045	8,467,000	82,823	0	82,823
3.25%	Annual	UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	LCH	Mar 2055	2,255,000	64,564	0	64,564
TOTAL INTEREST RATE SWAPS							18,565	0	18,565

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.
(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
(3)Notional amount is stated in U.S. Dollars unless otherwise noted.
(4)Represents floating rate.
Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $27,790,985 or 4.6% of net assets.

(c)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(g)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(h)	Level 3 security
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $665,400.
(j)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $1,710,727.
(k)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(l)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	84,084,107	133,008,729	157,781,197	1,534,091	-	-	59,311,639	59,299,779	0.1%
Fidelity Securities Lending Cash Central Fund	-	21,621,271	21,621,271	962	-	-	-	-	0.0%
Total	84,084,107	154,630,000	179,402,468	1,535,053	-	-	59,311,639	59,299,779

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	10,869,144	-	10,869,144	-

Collateralized Mortgage Obligations	42,892,900	-	42,892,894	6

Commercial Mortgage Securities	32,946,158	-	32,946,158	-

U.S. Government Agency - Mortgage Securities	758,836,922	-	758,836,922	-

U.S. Treasury Obligations	13,644,728	-	13,644,728	-

Money Market Funds	59,311,639	59,311,639	-	-

Purchased Swaptions	1,848,855	-	1,848,855	-
Total Investments in Securities:	920,350,346	59,311,639	861,038,701	6
Derivative Instruments:

Assets
Futures Contracts	725,229	725,229	-	-
Swaps	661,704	-	661,704	-
Total Assets	1,386,933	725,229	661,704	-

Liabilities
Futures Contracts	(708,298)	(708,298)	-	-
Swaps	(434,535)	-	(434,535)	-
Written Swaptions	(540,192)	-	(540,192)	-
Total Liabilities	(1,683,025)	(708,298)	(974,727)	-
Total Derivative Instruments:	(296,092)	16,931	(313,023)	-
Other Financial Instruments:

TBA Sale Commitments	(158,248,036)	-	(158,248,036)	-
Total Other Financial Instruments:	(158,248,036)	-	(158,248,036)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)	422,651	(214,047)
Total Credit Risk	422,651	(214,047)
Interest Rate Risk
Futures Contracts (b)	725,229	(708,298)
Purchased Swaptions (c)	1,848,855	0
Swaps (d)	239,053	(220,488)
Written Swaptions (e)	0	(540,192)
Total Interest Rate Risk	2,813,137	(1,468,978)
Total Value of Derivatives	3,235,788	(1,683,025)

(a)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(c)Gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.
(d)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
(e)Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $872,932,233)	$861,038,707
Fidelity Central Funds (cost $59,311,554)	59,311,639

Total Investment in Securities (cost $932,243,787)		$920,350,346
Receivable for investments sold		100,846
Receivable for premium on written options		631,560
Receivable for TBA sale commitments		156,393,894
Receivable for fund shares sold		727,673
Interest receivable		1,659,359
Distributions receivable from Fidelity Central Funds		201,681
Receivable for daily variation margin on futures contracts		50,641
Bi-lateral OTC swaps, at value		422,651
Receivable from investment adviser for expense reductions		5,361
Other receivables		14,878
Total assets		1,080,558,890
Liabilities
Payable for investments purchased
Regular delivery	$7,191,323
Delayed delivery	302,517,826
TBA sale commitments, at value	158,248,036
Payable for fund shares redeemed	691,387
Distributions payable	556,559
Bi-lateral OTC swaps, at value	214,047
Accrued management fee	140,013
Distribution and service plan fees payable	5,831
Payable for daily variation margin on centrally cleared swaps	199,413
Written options, at value (premium receivable $631,560)	540,192
Other affiliated payables	100,044
Other payables and accrued expenses	4,016
Total liabilities		470,408,687
Net Assets		$610,150,203
Net Assets consist of:
Paid in capital		$713,982,742
Total accumulated earnings (loss)		(103,832,539)
Net Assets		$610,150,203

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($17,000,083 ÷ 1,729,663 shares)(a)		$9.83
Maximum offering price per share (100/96.00 of $9.83)		$10.24
Class M :
Net Asset Value and redemption price per share ($6,665,853 ÷ 676,834 shares)(a)		$9.85
Maximum offering price per share (100/96.00 of $9.85)		$10.26
Class C :
Net Asset Value and offering price per share ($1,126,210 ÷ 115,634 shares)(a)		$9.74
Fidelity Mortgage Securities Fund :
Net Asset Value, offering price and redemption price per share ($334,205,017 ÷ 33,859,412 shares)		$9.87
Class I :
Net Asset Value, offering price and redemption price per share ($155,367,889 ÷ 15,800,342 shares)		$9.83
Class Z :
Net Asset Value, offering price and redemption price per share ($95,785,151 ÷ 9,730,258 shares)		$9.84
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended February 28, 2025 (Unaudited)
Investment Income
Interest		$11,759,553
Income from Fidelity Central Funds (including $962 from security lending)		1,535,053
Total income		13,294,606
Expenses
Management fee	$847,505
Transfer agent fees	403,508
Distribution and service plan fees	36,755
Fund wide operations fee	203,553
Independent trustees' fees and expenses	810
Total expenses before reductions	1,492,131
Expense reductions	(25,177)
Total expenses after reductions		1,466,954
Net Investment income (loss)		11,827,652
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(4,787,644)
Futures contracts	(165,981)
Swaps	693,798
Total net realized gain (loss)		(4,259,827)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(3,103,924)
Futures contracts	(231,803)
Swaps	1,264,077
Written options	38,329
TBA Sale commitments	(654,478)
Total change in net unrealized appreciation (depreciation)		(2,687,799)
Net gain (loss)		(6,947,626)
Net increase (decrease) in net assets resulting from operations		$4,880,026
Statement of Changes in Net Assets

	Six months ended February 28, 2025 (Unaudited)	Year ended August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,827,652	$19,041,077
Net realized gain (loss)	(4,259,827)	(18,759,125)
Change in net unrealized appreciation (depreciation)	(2,687,799)	39,404,694
Net increase (decrease) in net assets resulting from operations	4,880,026	39,686,646
Distributions to shareholders	(13,343,602)	(19,405,465)

Share transactions - net increase (decrease)	9,974,886	94,167,557
Total increase (decrease) in net assets	1,511,310	114,448,738

Net Assets
Beginning of period	608,638,893	494,190,155
End of period	$610,150,203	$608,638,893

Financial Highlights
Fidelity Advisor® Mortgage Securities Fund Class A

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.96	$9.62	$10.17	$11.49	$11.66	$11.37
Income from Investment Operations
Net investment income (loss) A,B	.177	.329	.268	.083	(.002)	.174
Net realized and unrealized gain (loss)	(.105)	.349	(.559)	(1.272)	(.029)	.330
Total from investment operations	.072	.678	(.291)	(1.189)	(.031)	.504
Distributions from net investment income	(.202)	(.338)	(.259)	(.094)	(.028) C	(.214)
Distributions from net realized gain	-	-	-	(.037)	(.111) C	-
Total distributions	(.202)	(.338)	(.259)	(.131)	(.139)	(.214)
Net asset value, end of period	$9.83	$9.96	$9.62	$10.17	$11.49	$11.66
Total Return D,E,F	.75%	7.23%	(2.88)%	(10.42)%	(.27)%	4.49%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.81% I	.81%	.80%	.79%	.78%	.79%
Expenses net of fee waivers, if any	.81 % I	.81%	.80%	.79%	.78%	.79%
Expenses net of all reductions	.81% I	.81%	.80%	.79%	.78%	.79%
Net investment income (loss)	3.65% I	3.43%	2.73%	.76%	(.01)%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$17,000	$18,821	$20,480	$27,180	$33,438	$28,617
Portfolio turnover rate J	718 % I	767%	865% K	662%	1032%	741% K

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Mortgage Securities Fund Class M

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.98	$9.64	$10.19	$11.52	$11.68	$11.40
Income from Investment Operations
Net investment income (loss) A,B	.177	.330	.270	.082	(.003)	.173
Net realized and unrealized gain (loss)	(.105)	.348	(.559)	(1.281)	(.018)	.321
Total from investment operations	.072	.678	(.289)	(1.199)	(.021)	.494
Distributions from net investment income	(.202)	(.338)	(.261)	(.094)	(.028) C	(.214)
Distributions from net realized gain	-	-	-	(.037)	(.111) C	-
Total distributions	(.202)	(.338)	(.261)	(.131)	(.139)	(.214)
Net asset value, end of period	$9.85	$9.98	$9.64	$10.19	$11.52	$11.68
Total Return D,E,F	.76%	7.22%	(2.85)%	(10.48)%	(.18)%	4.38%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.81% I	.81%	.79%	.79%	.79%	.80%
Expenses net of fee waivers, if any	.81 % I	.81%	.79%	.79%	.79%	.80%
Expenses net of all reductions	.81% I	.80%	.79%	.79%	.79%	.80%
Net investment income (loss)	3.65% I	3.43%	2.75%	.76%	(.02)%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$6,666	$7,314	$7,808	$10,066	$12,070	$13,643
Portfolio turnover rate J	718 % I	767%	865% K	662%	1032%	741% K

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Mortgage Securities Fund Class C

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.88	$9.54	$10.08	$11.42	$11.64	$11.36
Income from Investment Operations
Net investment income (loss) A,B	.137	.251	.188	(.005)	(.092)	.084
Net realized and unrealized gain (loss)	(.115)	.349	(.549)	(1.270)	(.018)	.320
Total from investment operations	.022	.600	(.361)	(1.275)	(.110)	.404
Distributions from net investment income	(.162)	(.260)	(.179)	(.028)	(.007) C	(.124)
Distributions from net realized gain	-	-	-	(.037)	(.103) C	-
Total distributions	(.162)	(.260)	(.179)	(.065)	(.110)	(.124)
Net asset value, end of period	$9.74	$9.88	$9.54	$10.08	$11.42	$11.64
Total Return D,E,F	.25%	6.42%	(3.60)%	(11.21)%	(.95)%	3.59%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.61% I	1.60%	1.60%	1.60%	1.56%	1.58%
Expenses net of fee waivers, if any	1.61 % I	1.60%	1.60%	1.60%	1.56%	1.58%
Expenses net of all reductions	1.61% I	1.60%	1.60%	1.60%	1.56%	1.58%
Net investment income (loss)	2.85% I	2.64%	1.93%	(.05)%	(.80)%	.73%
Supplemental Data
Net assets, end of period (000 omitted)	$1,126	$1,252	$1,831	$2,678	$3,701	$5,541
Portfolio turnover rate J	718 % I	767%	865% K	662%	1032%	741% K

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Mortgage Securities Fund

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.01	$9.66	$10.22	$11.54	$11.69	$11.40
Income from Investment Operations
Net investment income (loss) A,B	.195	.365	.306	.120	.037	.214
Net realized and unrealized gain (loss)	(.115)	.358	(.572)	(1.275)	(.025)	.331
Total from investment operations	.080	.723	(.266)	(1.155)	.012	.545
Distributions from net investment income	(.220)	(.373)	(.294)	(.128)	(.042) C	(.255)
Distributions from net realized gain	-	-	-	(.037)	(.120) C	-
Total distributions	(.220)	(.373)	(.294)	(.165)	(.162)	(.255)
Net asset value, end of period	$9.87	$10.01	$9.66	$10.22	$11.54	$11.69
Total Return D,E	.84%	7.70%	(2.61)%	(10.09)%	.10%	4.84%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.45% H	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45 % H	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% H	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	4.01% H	3.79%	3.08%	1.10%	.32%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$334,205	$331,958	$357,995	$836,806	$1,002,528	$819,375
Portfolio turnover rate I	718 % H	767%	865% J	662%	1032%	741% J

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Mortgage Securities Fund Class I

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.97	$9.62	$10.18	$11.50	$11.64	$11.36
Income from Investment Operations
Net investment income (loss) A,B	.187	.349	.297	.113	.030	.211
Net realized and unrealized gain (loss)	(.115)	.365	(.570)	(1.274)	(.012)	.319
Total from investment operations	.072	.714	(.273)	(1.161)	.018	.530
Distributions from net investment income	(.212)	(.364)	(.287)	(.122)	(.040) C	(.250)
Distributions from net realized gain	-	-	-	(.037)	(.118) C	-
Total distributions	(.212)	(.364)	(.287)	(.159)	(.158)	(.250)
Net asset value, end of period	$9.83	$9.97	$9.62	$10.18	$11.50	$11.64
Total Return D,E	.76%	7.62%	(2.70)%	(10.17)%	.16%	4.72%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.61% H	.58%	.52%	.51%	.51%	.49%
Expenses net of fee waivers, if any	.61 % H	.58%	.52%	.51%	.51%	.49%
Expenses net of all reductions	.60% H	.58%	.52%	.51%	.51%	.48%
Net investment income (loss)	3.86% H	3.66%	3.01%	1.04%	.26%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$155,368	$151,019	$20,030	$38,256	$50,695	$22,601
Portfolio turnover rate I	718 % H	767%	865% J	662%	1032%	741% J

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Mortgage Securities Fund Class Z

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.98	$9.64	$10.19	$11.51	$11.65	$11.37
Income from Investment Operations
Net investment income (loss) A,B	.199	.373	.315	.130	.047	.225
Net realized and unrealized gain (loss)	(.115)	.348	(.563)	(1.275)	(.018)	.319
Total from investment operations	.084	.721	(.248)	(1.145)	.029	.544
Distributions from net investment income	(.224)	(.381)	(.302)	(.138)	(.046) C	(.264)
Distributions from net realized gain	-	-	-	(.037)	(.123) C	-
Total distributions	(.224)	(.381)	(.302)	(.175)	(.169)	(.264)
Net asset value, end of period	$9.84	$9.98	$9.64	$10.19	$11.51	$11.65
Total Return D,E	.88%	7.70%	(2.44)%	(10.03)%	.25%	4.85%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.40% H	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.36 % H	.36%	.36%	.36%	.36%	.36%
Expenses net of all reductions	.36% H	.36%	.36%	.36%	.36%	.36%
Net investment income (loss)	4.10% H	3.88%	3.17%	1.19%	.41%	1.95%
Supplemental Data
Net assets, end of period (000 omitted)	$95,785	$98,275	$86,046	$86,006	$126,756	$51,726
Portfolio turnover rate I	718 % H	767%	865% J	662%	1032%	741% J

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended February 28, 2025

1. Organization.
Fidelity Advisor Mortgage Securities Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Mortgage Securities Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount, options transactions, swaps, capital loss carryforwards and losses deferred due to futures transactions, options transactions and wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$12,563,588
Gross unrealized depreciation	(26,388,456)
Net unrealized appreciation (depreciation)	$(13,824,868)
Tax cost	$932,243,796

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(52,278,607)
Long-term	(28,704,770)
Total capital loss carryforward	$(80,983,377)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a fund realizes a gain or loss. If a fund delivers securities under the commitment, a fund realizes a gain or loss from the sale of the securities based upon the price established at the date the commitment was entered into.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, swaps and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. For OTC written options with upfront premiums received, a fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Advisor Mortgage Securities Fund
Credit Risk
Swaps	(192,897)	113,563
Total Credit Risk	(192,897)	113,563
Interest Rate Risk
Futures Contracts	(165,981)	(231,803)
Purchased Options	(325,459)	(83,087)
Written Options	-	38,829
Swaps	886,695	1,150,514
Total Interest Rate Risk	395,255	874,453
Totals	202,358	988,016

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity Advisor Mortgage Securities Fund	81,527,134

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period, unless an average notional amount is presented in the table below.

	Type	Average Notional Amount ($)
Fidelity Advisor Mortgage Securities Fund	Purchased Swaptions	81,993,333

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity Advisor Mortgage Securities Fund	104,152,000

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Mortgage Securities Fund	1,327,318,380	1,391,128,710
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .282% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	22,167	773
Class M	- %	.25%	8,615	124
Class C	.75%	.25%	5,973	290
			36,755	1,187
Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	187
Class M	148
Class CA	7
342

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Fidelity Advisor Mortgage Securities Fund and Class Z. FIIOC receives an asset-based fee of Fidelity Advisor Mortgage Securities Fund's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount ($)	% of Class-Level Average Net AssetsA
Class A	18,474.21
Class M	7,169.21
Class C	1,493.25
Fidelity Mortgage Securities Fund	165,653.10
Class I	187,092.25
Class Z	23,627.05
	403,508

A Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund-level expenses (which may not include transfer agent, the compensation of the independent Trustees, interest, taxes or extraordinary expenses, as applicable) in return for a FWOE fee equal to .35% of fund-level average net assets less the total amount of the management fee. The FWOE paid by a fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fees were equivalent to the following annualized rate expressed as a percentage of average net assets:

Fidelity Advisor Mortgage Securities Fund	.07%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral or, for non-cash collateral, loan fees received from the borrower as compensation for the securities loaned, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of interest. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Mortgage Securities Fund	103	-	-
9. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2025. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class Z	.36%	20,338

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $4,839.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2025	Year ended August 31, 2024
Fidelity Advisor Mortgage Securities Fund
Distributions to shareholders
Class A	$365,414	$656,286
Class M	141,863	258,588
Class C	20,047	42,469
Fidelity Mortgage Securities Fund	7,418,079	12,450,249
Class I	3,239,179	2,485,030
Class Z	2,159,020	3,512,843
Total	$13,343,602	$19,405,465
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2025	Year ended August 31, 2024	Six months ended February 28, 2025	Year ended August 31, 2024
Fidelity Advisor Mortgage Securities Fund
Class A
Shares sold	143,125	176,194	$1,411,546	$1,717,989
Reinvestment of distributions	34,443	63,014	335,847	605,940
Shares redeemed	(336,883)	(478,976)	(3,297,736)	(4,577,001)
Net increase (decrease)	(159,315)	(239,768)	$(1,550,343)	$(2,253,072)
Class M
Shares sold	14,437	31,224	$141,559	$300,245
Reinvestment of distributions	14,224	26,231	138,986	252,776
Shares redeemed	(84,401)	(134,866)	(822,048)	(1,293,922)
Net increase (decrease)	(55,740)	(77,411)	$(541,503)	$(740,901)
Class C
Shares sold	8,251	10,685	$80,648	$100,241
Reinvestment of distributions	2,051	4,427	19,804	42,189
Shares redeemed	(21,459)	(80,361)	(207,780)	(762,838)
Net increase (decrease)	(11,157)	(65,249)	$(107,328)	$(620,408)
Fidelity Mortgage Securities Fund
Shares sold	7,554,483	15,597,788	$74,052,783	$148,548,010
Reinvestment of distributions	449,335	831,272	4,399,810	8,026,674
Shares redeemed	(7,321,038)	(20,307,734)	(71,441,183)	(190,956,845)
Net increase (decrease)	682,780	(3,878,674)	$7,011,410	$(34,382,161)
Class I
Shares sold	1,612,001	15,992,577	$15,712,254	$150,727,367
Reinvestment of distributions	268,526	215,350	2,618,684	2,084,907
Shares redeemed	(1,230,292)	(3,138,893)	(11,992,235)	(30,070,441)
Net increase (decrease)	650,235	13,069,034	$6,338,703	$122,741,833
Class Z
Shares sold	1,234,469	3,735,303	$12,014,915	$36,249,739
Reinvestment of distributions	202,504	338,186	1,968,889	3,259,733
Shares redeemed	(1,553,798)	(3,155,611)	(15,159,857)	(30,087,206)
Net increase (decrease)	(116,825)	917,878	$(1,176,053)	$9,422,266
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Credit Risk.
The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.
14. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Advisor Mortgage Securities Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity and derivatives risk management. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with a fixed management fee rate (the management fee). In its review of the management fee and total expense ratio of the retail class, the Board considered a pro forma management fee rate as if the new management fee structure had been in effect for the 12-month period ended December 31, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the retail class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the retail class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the retail class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2023 and below the competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the similar sales load structure group for 2023 and below the competitive median of the total expense asset size peer group for 2023.
The Board also considered that the total expenses for Class C of the fund ranked in the 4th quartile of the similar sales load structure group. The Board noted that Class C has a 1.00% 12b‑1 fee, while Lipper's level load definition is broad and includes both traditionally priced (1.00%) 12b-1 fee classes and funds without sales loads that have relatively lower distribution and service fees. The Board considered that, when excluding 12b-1 fees, the fund was below median.
Other Contractual Arrangements. The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%. These contractual arrangements may not be amended to increase the fees or expenses payable by the fund except by a vote of a majority of the Board. The Board further considered that FMR has contractually agreed to reimburse Class Z of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.36% through December 31, 2025.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.703540.127
AMOR-SANN-0425
Fidelity Advisor® Limited Term Bond Fund

Semi-Annual Report
February 28, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Advisor® Limited Term Bond Fund
Schedule of Investments February 28, 2025 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 9.3%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.5%
Hartwick Park Clo Ltd Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.16%, 5.4532% 1/20/2037 (b)(c)(d)	3,718,000	3,726,366
Neuberger Berman Ln Advisers Nbla Clo 50 Ltd / Neuberger Berman Ln Series 2024-50A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.5403% 7/23/2036 (b)(c)(d)	4,986,000	5,007,006
Valley Stream Pk Clo Ltd / Vy Stream Pk Clo LLC Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.19%, 5.4832% 1/20/2037 (b)(c)(d)	2,784,000	2,799,156
TOTAL BAILIWICK OF JERSEY		11,532,528
CANADA - 0.0%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (b)	493,215	500,427
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (b)	796,829	806,114
TOTAL CANADA		1,306,541
GRAND CAYMAN (UK OVERSEAS TER) - 2.8%
Ammc Clo 24 Ltd Series 2024-24A Class ER, CME Term SOFR 3 month Index + 6.5%, 10.7932% 1/20/2035 (b)(c)(d)	150,000	150,073
Ares Lii Clo Ltd Series 2025-52A Class A1RR, CME Term SOFR 3 month Index + 0.88%, 5.1814% 4/22/2031 (b)(c)(d)	3,514,000	3,514,590
Ares LIV CLO Ltd Series 2024-54A Class AR, CME Term SOFR 3 month Index + 1.27%, 5.572% 10/15/2032 (b)(c)(d)	1,646,248	1,647,424
Ares Xlv Clo Ltd Series 2024-45A Class BR, CME Term SOFR 3 month Index + 1.25%, 5.552% 10/15/2030 (b)(c)(d)	4,138,000	4,147,757
Barings CLO Ltd Series 2024-3A Class A1RR, CME Term SOFR 3 month Index + 1.14%, 5.4904% 1/20/2036 (b)(c)(d)	2,400,000	2,401,361
Bbam US Clo I Ltd Series 2025-1A Class D1R, CME Term SOFR 3 month Index + 3%, 7.3218% 3/30/2038 (b)(c)(d)	125,000	125,000
Buckhorn Park Clo Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.07%, 5.3632% 7/18/2034 (b)(c)(d)	4,766,000	4,770,594
Carlyle US Clo Ltd Series 2024-6A Class E, CME Term SOFR 3 month Index + 5.75%, 10.2067% 10/25/2037 (b)(c)(d)	150,000	153,859
CIFC Funding Ltd Series 2025-4A Class D2R, CME Term SOFR 3 month Index + 3.75%, 8.0205% 1/17/2038 (b)(c)(d)	100,000	100,480
Dryden 104 Clo Ltd / Dryden 104 Clo LLC Series 2024-104A Class A1R, CME Term SOFR 3 month Index + 1.29%, 5.6119% 8/20/2034 (b)(c)(d)	2,769,000	2,777,049
Dryden 68 Clo Ltd Series 2024-68A Class ARR, CME Term SOFR 3 month Index + 1.1%, 5.402% 7/15/2035 (b)(c)(d)	4,228,000	4,241,741
Flatiron Clo 20 Ltd / Flatiron Clo 20 LLC Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.38%, 5.7019% 5/20/2036 (b)(c)(d)	2,644,000	2,651,073
Flatiron Clo 28 Ltd / Flatiron Clo 28 LLC Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.32%, 5.622% 7/15/2036 (b)(c)(d)	5,254,000	5,272,216
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (b)	525,307	505,608
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 5.382% 7/15/2034 (b)(c)(d)	4,205,000	4,206,657
Magnetite Xxii Ltd / Magnetite Xxii LLC Series 2024-22A Class ARR, CME Term SOFR 3 month Index + 1.25%, 5.552% 7/15/2036 (b)(c)(d)	4,257,000	4,275,535
Oha Credit Partners VII Ltd Series 2025-7A Class D1R4, CME Term SOFR 3 month Index + 2.5%, 6.8219% 2/20/2038 (b)(c)(d)	150,000	150,000
Palmer Square Loan Funding Ltd / Palmer Square Loan Funding LLC Series 2022-1A Class A1, CME Term SOFR 3 month Index + 1.05%, 5.352% 4/15/2030 (b)(c)(d)	2,394,493	2,396,011
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 5.45% 1/15/2033 (b)(c)(d)	825,000	826,365
Palmer Square Loan Funding Ltd Series 2024-2A Class D, CME Term SOFR 3 month Index + 4.7%, 9.15% 1/15/2033 (b)(c)(d)	250,000	251,987
Palmer Square Loan Funding Ltd Series 2024-3A Class A1, CME Term SOFR 3 month Index + 1.08%, 5.3774% 8/8/2032 (b)(c)(d)	2,491,219	2,496,854
Rr 16 Ltd Series 2021-16A Class A1, CME Term SOFR 3 month Index + 1.3716%, 5.6736% 7/15/2036 (b)(c)(d)	2,529,000	2,531,357
TCI-Flatiron CLO Ltd Series 2021-1A Class AR, CME Term SOFR 3 month Index + 1.2216%, 5.5446% 11/18/2030 (b)(c)(d)	1,149,817	1,151,254
Trapeza Cdo Xii Ltd Series 2007-12A Class B, CME Term SOFR 3 month Index + 0.8216%, 5.1177% 4/6/2042 (b)(c)(d)	304,000	227,431
Voya Clo 2022-1 Ltd / Voya Clo 2022-1 LLC Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.25%, 5.5432% 4/20/2035 (b)(c)(d)	3,393,000	3,397,024
Voya CLO Ltd Series 2024-2A Class AR, CME Term SOFR 3 month Index + 1.2%, 5.4932% 7/20/2032 (b)(c)(d)	4,853,433	4,855,185
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		59,224,485
UNITED STATES - 6.0%
AASET Trust Series 2019-2 Class A, 3.376% 10/16/2039 (b)	1,213,114	1,170,666
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (b)	1,664,544	1,575,353
AASET Trust Series 2021-2A Class A, 2.798% 1/15/2047 (b)	4,089,733	3,778,289
Affirm Asset Securitization Trust Series 2024-X2 Class A, 5.22% 12/17/2029 (b)	4,027,859	4,033,475
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/2040 (b)	453,488	435,386
Ari Fleet Lease Trust 2024-B Series 2024-B Class A3, 5.26% 4/15/2033 (b)	408,000	415,554
ARI Fleet Lease Trust Series 2023-B Class A2, 6.05% 7/15/2032 (b)	2,840,057	2,867,938
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease Us L Series 2021-1A Class A, 2.443% 7/15/2046 (b)	3,334,651	3,088,383
CarMax Auto Owner Trust Series 2023-4 Class A3, 6% 7/17/2028	1,075,000	1,094,357
Castlelake Aircraft Structured Trust Series 2021-1A Class A, 3.474% 1/15/2046 (b)	1,319,897	1,277,275
CFMT LLC Series 2023-HB12 Class A, 4.25% 4/25/2033 (b)	426,694	422,918
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (b)	1,059,000	1,070,622
Daimler Trucks Retail Trust Series 2024-1 Class A3, 5.49% 12/15/2027	3,072,000	3,111,172
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (b)	124,620	122,179
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/2051 (b)	11,610,000	11,091,310
Dell Equip Fin Trust Series 2024-2 Class A3, 4.59% 8/22/2030 (b)	893,000	897,323
Dell Equipment Finance Trust Series 2023-3 Class A3, 5.93% 4/23/2029 (b)	2,760,000	2,791,560
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (b)	279,000	284,562
Dllmt 2024-1 LLC Series 2024-1A Class A3, 4.84% 8/21/2028 (b)	1,625,000	1,637,205
Domino's Pizza Master Issuer LLC Series 2015-1A Class A2II, 4.474% 10/25/2045 (b)	1,855,000	1,850,184
Domino's Pizza Master Issuer LLC Series 2017-1A Class A23, 4.118% 7/25/2047 (b)	3,745,900	3,681,993
Domino's Pizza Master Issuer LLC Series 2018-1A Class A2II, 4.328% 7/25/2048 (b)	451,010	445,647
Enterprise Fleet Financing LLC Series 2022-3 Class A2, 4.38% 7/20/2029 (b)	419,082	418,707
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (b)	1,291,980	1,315,099
Enterprise Fleet Financing LLC Series 2024-3 Class A3, 4.98% 8/21/2028 (b)	2,821,000	2,855,082
Enterprise Fleet Financing LLC Series 2024-4 Class A3, 4.56% 11/20/2028 (b)	1,071,000	1,073,590
Enterprise Fleet Financing LLC Series 2025-1 Class A3, 4.82% 2/20/2029 (b)	2,825,000	2,849,942
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (b)	588,000	600,055
Flatiron Rr Clo 22 LLC Series 2025-2A Class AR, CME Term SOFR 3 month Index + 0.91%, 5.2342% 10/15/2034 (b)(c)(d)	6,400,000	6,400,000
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class B, 5.48% 4/15/2029 (b)	2,797,000	2,844,848
GMF Floorplan Owner Revolving Trust Series 2024-1A Class A1, 5.13% 3/15/2029 (b)	5,280,000	5,349,143
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (b)	1,075,000	1,083,382
Juniper Valley Park CLO LLC Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.5432% 7/20/2036 (b)(c)(d)	5,000,000	5,013,715
Kubota Credit Owner Trust Series 2024-2A Class A3, 5.26% 11/15/2028 (b)	719,000	731,923
Marlette Funding Trust Series 2024-1A Class A, 5.95% 7/17/2034 (b)	121,091	121,572
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3, 4.23% 2/15/2028	4,503,000	4,494,428
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (b)	827,000	836,605
MetLife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/2058 (b)	203,060	199,569
Nissan Master Owner Tr Receivable Series 2024-B Class A, 5.05% 2/15/2029 (b)	1,648,000	1,665,112
Oportun Funding Trust Series 2024-3 Class A, 5.26% 8/15/2029 (b)	581,518	582,197
Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2005-WCH1 Class M4, CME Term SOFR 1 month Index + 1.3595%, 5.6788% 1/25/2036 (c)(d)	4,664	4,644
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (b)	263,850	268,348
Porsche Finl Auto Securitization Tr 2023-2 Series 2023-2A Class A3, 5.79% 1/22/2029 (b)	2,386,000	2,405,926
PRPM LLC Series 2021-5 Class A1, 4.793% 6/25/2026 (b)(c)	3,958,722	3,938,501
SAPPHIRE AVIATION FINANCE Series 2020-1A Class A, 3.228% 3/15/2040 (b)	4,184,119	3,974,913
SBA Tower Trust Series 2020, 1.884% 7/15/2050 (b)	1,204,000	1,173,616
SLAM Ltd. / SLAM LLC Series 2021-1A Class A, 2.434% 6/15/2046 (b)	10,693,308	9,878,099
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 5.2938% 9/25/2034 (c)(d)	1,621	1,670
Tesla Electric Vehicle Trust Series 2023-1 Class A3, 5.38% 6/20/2028 (b)	2,614,000	2,640,603
Upstart Securitization Trust Series 2023-3 Class A, 6.9% 10/20/2033 (b)	1,494,671	1,509,007
Verizon Master Trust Series 2024-8 Class A1A, 4.62% 11/20/2030	5,345,000	5,386,487
Wheels Fleet Lease Funding 1 LLC Series 2023-2A Class A, 6.46% 8/18/2038 (b)	3,973,183	4,040,826
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (b)	1,247,000	1,253,144
Wheels Fleet Lease Funding 1 LLC Series 2024-3A Class A1, 4.8% 9/19/2039 (b)	3,445,000	3,463,833
World Omni Auto Trust 2024-C Series 2024-C Class A3, 4.43% 12/17/2029	2,687,000	2,695,538
TOTAL UNITED STATES		128,213,475
TOTAL ASSET-BACKED SECURITIES (Cost $201,365,362)		200,277,029

Bank Loan Obligations - 1.5%
	Principal Amount (a)	Value ($)
NETHERLANDS - 0.0%
Industrials - 0.0%
Building Products - 0.0%
Hunter Douglas Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5529% 1/20/2032 (c)(d)(e)	190,895	189,463
SWITZERLAND - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.8132% 11/15/2030 (c)(d)(e)	406,925	392,683
UNITED KINGDOM - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
City Football Group Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.4383% 7/21/2030 (c)(d)(e)	2,032	2,017
UNITED STATES - 1.5%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Consolidated Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9383% 10/2/2027 (c)(d)(e)	290,000	288,588
Interactive Media & Services - 0.0%
TripAdvisor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0738% 7/8/2031 (c)(d)(e)	14,963	14,981
Media - 0.1%
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6883% 1/31/2029 (c)(d)(e)	2,484,453	2,422,342
TOTAL COMMUNICATION SERVICES		2,725,911

Consumer Discretionary - 0.5%
Automobile Components - 0.0%
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0738% 1/28/2032 (c)(d)(e)	80,000	79,799
Power Stop LLC 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.1738% 1/26/2029 (c)(d)(e)	109,147	101,439
		181,238
Automobiles - 0.0%
CWGS Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.9383% 6/3/2028 (c)(d)(e)	460,219	450,752
Broadline Retail - 0.2%
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9288% 6/18/2029 (c)(d)(e)	593,818	546,420
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5738% 1/23/2032 (c)(d)(e)	1,267,468	1,269,851
		1,816,271
Distributors - 0.0%
Gloves Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 1/20/2032 (c)(d)(e)(f)	30,000	29,813
Solenis Holdings Ltd Tranche B6 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3373% 6/23/2031 (c)(d)(e)	699,454	697,446
		727,259
Diversified Consumer Services - 0.1%
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.7058% 3/4/2028 (c)(d)(e)	925,386	799,959
TKC Holdings Inc 1LN, term loan 13.5% 2/14/2027 (c)(e)	295,000	274,350
		1,074,309
Hotels, Restaurants & Leisure - 0.1%
Bulldog Purchaser Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0461% 6/30/2031 (c)(d)(e)	244,388	243,979
Horizon US Finco LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6768% 10/31/2031 (c)(d)(e)	205,000	200,900
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5904% 6/1/2028 (c)(d)(e)	329,147	308,164
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5524% 12/30/2026 (c)(d)(e)	452,624	436,557
Wok Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 10.5408% 3/1/2026 (c)(d)(e)	169,550	163,616
		1,353,216
Household Durables - 0.0%
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6738% 6/29/2028 (c)(d)(e)	484,976	459,878
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6883% 10/30/2027 (c)(d)(e)	159,491	158,096
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6738% 10/30/2027 (c)(d)(e)	64,833	64,509
		682,483
Leisure Products - 0.0%
Hayward Industries Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.9383% 5/28/2028 (c)(d)(e)	405,795	405,353
Specialty Retail - 0.1%
Kodiak BP LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0461% 11/26/2031 (c)(d)(e)	45,000	44,900
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1674% 6/6/2031 (c)(d)(e)	521,034	507,008
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6883% 4/16/2028 (c)(d)(e)	633,436	632,150
		1,184,058
TOTAL CONSUMER DISCRETIONARY		7,874,939

Consumer Staples - 0.0%
Food Products - 0.0%
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 15.6162% 8/2/2028 (c)(d)(e)	217,574	216,594
Savor Acquisition Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 2/4/2032 (c)(d)(e)(f)	9,138	9,148
Savor Acquisition Inc Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 2/4/2032 (c)(d)(e)(f)	862	862
		226,604
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
CVR CHC LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3529% 12/30/2027 (c)(d)(e)	45,000	45,085
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 0% 10/30/2028 (c)(d)(e)(f)	580,000	536,500
		581,585
Financials - 0.1%
Capital Markets - 0.0%
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.0711% 4/21/2028 (c)(d)(e)	866,172	864,006
Financial Services - 0.0%
Dragon Buyer Inc 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5788% 9/30/2031 (c)(d)(e)	25,000	25,005
Empire Today Ip, LLC Tranche EXCH 1ST OUT TLB, term loan 9.9263% 8/30/2029 (c)(e)	62,515	60,744
Empire Today Ip, LLC Tranche EXCH FLSO TL, term loan 9.4263% 8/30/2029 (c)(e)	380,302	212,970
Empire Today Ip, LLC Tranche NEW $ 1ST OUT TLA, term loan 9.9263% 8/30/2029 (c)(e)	118,636	115,275
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3116% 7/18/2031 (c)(d)(e)	304,238	304,204
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0719% 2/12/2032 (c)(d)(e)	210,000	210,053
		928,251
Insurance - 0.1%
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3238% 11/6/2030 (c)(d)(e)	5,000	4,991
Alliant Hldgs Intermediate LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0723% 9/19/2031 (c)(d)(e)	406,925	406,189
Asurion LLC Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.4238% 8/19/2028 (c)(d)(e)	405,848	404,764
USI Inc/NY Tranche D 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5788% 11/23/2029 (c)(d)(e)	405,910	404,514
		1,220,458
TOTAL FINANCIALS		3,012,715

Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Medline Borrower LP 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5738% 10/21/2028 (c)(d)(e)	1,426,719	1,428,245
Health Care Providers & Services - 0.0%
MED ParentCo LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8238% 4/15/2031 (c)(d)(e)	462,626	463,612
Radiology Partners Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.5902% 1/31/2029 (c)(d)(e)	326,274	319,628
		783,240
Health Care Technology - 0.0%
athenahealth Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3238% 2/15/2029 (c)(d)(e)	925,508	922,861
TOTAL HEALTH CARE		3,134,346

Industrials - 0.3%
Aerospace & Defense - 0.0%
Goat Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3235% 1/27/2032 (c)(d)(e)	25,000	24,883
Building Products - 0.0%
Oscar Acquisitionco LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.25%, 8.4952% 4/29/2029 (c)(d)(e)	519,684	516,176
Commercial Services & Supplies - 0.3%
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5738% 12/21/2028 (c)(d)(e)	584,134	582,989
Allied Universal Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.75%, 8.1738% 5/14/2028 (c)(d)(e)	1,558,887	1,560,119
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7907% 8/1/2030 (c)(d)(e)	14,850	14,391
Ensemble RCM LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2908% 8/1/2029 (c)(d)(e)	24,875	24,954
GFL Environmental Services Inc/ON Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 0% 2/4/2032 (c)(d)(e)(f)	55,000	54,828
LRS Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6883% 8/31/2028 (c)(d)(e)	752,245	710,871
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.3889% 4/11/2029 (c)(d)(e)	460,315	408,129
		3,356,281
Ground Transportation - 0.0%
Genesee & Wyoming Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 6.0788% 4/10/2031 (c)(d)(e)	428,925	427,051
Passenger Airlines - 0.0%
Spirit Airlines Inc Tranche DIP 1LN, term loan CME Term SOFR 3 month Index + 7%, 11.3223% 11/30/2025 (c)(d)(e)	143,426	142,709
Professional Services - 0.0%
Cast & Crew LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0738% 12/30/2028 (c)(d)(e)	334,139	322,861
TOTAL INDUSTRIALS		4,789,961

Information Technology - 0.2%
IT Services - 0.0%
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5636% 2/10/2028 (c)(d)(e)	339,262	313,553
Software - 0.2%
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.957% 12/10/2028 (c)(d)(e)	925,459	917,509
Cloud Software Group Inc Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.8288% 3/29/2029 (c)(d)(e)	1,201,116	1,203,711
Ellucian Holdings Inc 2LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0738% 11/15/2032 (c)(d)(e)	105,000	106,904
Leia Finco US LLC 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5352% 10/9/2031 (c)(d)(e)	410,000	408,602
Maverick Bidco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.1908% 5/18/2028 (c)(d)(e)	287,033	286,912
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5738% 12/31/2031 (c)(d)(e)	340,000	325,975
		3,249,613
Technology Hardware, Storage & Peripherals - 0.0%
Sandisk Corp/DE Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.33% 12/15/2031 (c)(d)(e)	320,000	313,600
TOTAL INFORMATION TECHNOLOGY		3,876,766

Materials - 0.2%
Chemicals - 0.2%
Advancion Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.4238% 11/24/2027 (c)(d)(e)	405,806	402,084
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.4383% 6/4/2028 (c)(d)(e)	481,276	427,474
American Rock Salt Co LLC Tranche 1ST OUT DD TL 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 4.3476% 6/12/2028 (c)(d)(e)(g)	151,000	152,132
American Rock Salt Co LLC Tranche 1ST OUT TL B 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 11.7755% 6/12/2028 (c)(d)(e)	141,575	142,637
Arc Falcon I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9238% 9/30/2028 (c)(d)(e)	405,822	406,004
Discovery Purchaser Corp 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0401% 10/4/2029 (c)(d)(e)	405,915	404,677
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 8.3538% 7/3/2028 (c)(d)(e)	214,463	205,597
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3174% 3/15/2029 (c)(d)(e)	505,611	502,239
Scih Salt Hldgs Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.2908% 1/31/2029 (c)(d)(e)	232,795	232,588
WR Grace Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5788% 9/22/2028 (c)(d)(e)	579,031	578,307
		3,453,739
Construction Materials - 0.0%
Eco Material Technologies Inc 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5685% 1/30/2032 (c)(d)(e)	25,000	24,969
White Cap Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5738% 10/19/2029 (c)(d)(e)	4,988	4,970
		29,939
Containers & Packaging - 0.0%
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 7.4988% 4/13/2029 (c)(d)(e)	1,044,237	1,043,589
TOTAL MATERIALS		4,527,267

Utilities - 0.0%
Electric Utilities - 0.0%
WEC US Holdings Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5586% 1/20/2031 (c)(d)(e)	636,800	635,450
TOTAL UNITED STATES		31,385,544
TOTAL BANK LOAN OBLIGATIONS (Cost $32,191,408)		31,969,707

Bank Notes - 0.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.2%
Financials - 0.2%
Banks - 0.2%
Citizens Bank NA/Providence RI 2.25% 4/28/2025 (Cost $4,049,969)	4,046,000	4,030,674

Collateralized Mortgage Obligations - 2.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.2%
Angel Oak Mortgage Trust Series 2021-8 Class A1, 1.82% 11/25/2066 (b)	4,458,590	3,943,186
Bravo Residential Funding Trust Series 2020-RPL2 Class A1, 2% 5/25/2059 (b)	2,700,519	2,491,729
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (b)(c)	522,171	511,524
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (b)(c)	274,060	270,717
CSMC Trust Series 2020-RPL4 Class A1, 2% 1/25/2060 (b)	794,486	705,642
CSMC Trust Series 2021-RPL9 Class A1, 3.6838% 2/25/2061 (b)(c)	6,756,623	6,762,311
Fannie Mae Guaranteed REMICS Series 2018-3 Class LP, 3% 2/25/2047	3,213,357	3,016,214
Fannie Mae Guaranteed REMICS Series 2019-33 Class N, 3% 3/25/2048	4,343,229	4,085,386
Fannie Mae Guaranteed REMICS Series 2019-59 Class AB, 2.5% 10/25/2039	1,520,926	1,386,836
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	31,795	31,583
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-4873 Class CA, 4% 7/15/2047	1,205,738	1,185,687
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-4903 Class DA, 3% 10/25/2048	2,186,449	2,024,560
Gcat 2021-Nqm7 Tr Series 2021-NQM7 Class A1, 1.915% 8/25/2066 (b)	2,233,615	2,038,721
Legacy Mortgage Asset Trust Series 2021-GS5 Class A1, 5.25% 7/25/2067 (b)(c)	5,425,197	5,396,676
New Residential Mortgage Loan Trust Series 2019-5A Class A1B, 3.5% 8/25/2059 (b)	876,811	813,872
New York Mortgage Trust Series 2021-SP1 Class A1, 4.6696% 8/25/2061 (b)	1,981,409	1,938,695
Oceanview Mortgage Loan Trust Series 2020-1 Class A1A, 1.7329% 5/28/2050 (b)	1,373,539	1,284,722
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (b)	123,635	122,082
Preston Ridge Partners Mortgage Trust Series 2021-8 Class A1, 4.743% 9/25/2026 (b)(c)	4,493,183	4,454,537
PRET LLC Series 2022-RN1 Class A1, 6.721% 7/25/2051 (b)(h)	3,375,500	3,402,809
PRPM LLC Series 2021-RPL1 Class A1, 1.319% 7/25/2051 (b)	740,002	682,536
PRPM LLC Series 2021-RPL2 Class A1, 1.455% 10/25/2051 (b)(c)	1,027,256	944,285
RMF Buyout Issuance Trust Series 2021-HB1 Class A, 1.2586% 11/25/2031 (b)	170,872	170,350
Sequoia Mortgage Trust Series 2004-6 Class A3B, CME Term SOFR 6 month Index + 1.3083%, 5.5914% 7/20/2034 (c)(d)	372	344
TOTAL UNITED STATES		47,665,004
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $50,072,566)		47,665,004

Commercial Mortgage Securities - 4.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 4.9%
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (b)	1,767,000	1,663,189
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class A, CME Term SOFR 1 month Index + 1.15%, 5.462% 1/15/2039 (b)(c)(d)	1,975,241	1,969,686
Banc of America Commercial Mortgage Trust Series 2015-UBS7 Class ASB, 3.429% 9/15/2048	770,160	767,285
BANK Series 2021-BN33 Class XA, 1.0458% 5/15/2064 (c)(j)	20,441,488	908,555
Benchmark Mortgage Trust Series 2018-B2 Class A2, 3.6623% 2/15/2051	88,526	87,191
Benchmark Mortgage Trust Series 2019-B14 Class XA, 0.7554% 12/15/2062 (c)(j)	22,593,258	510,061
Benchmark Mortgage Trust Series 2020-B17 Class XA, 1.4018% 3/15/2053 (c)(j)	43,479,600	2,088,482
BLOX Trust Series 2021-BLOX Class A, CME Term SOFR 1 month Index + 1.1145%, 5.4265% 9/15/2026 (b)(c)(d)	5,047,000	4,940,581
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.6838% 6/15/2041 (b)(c)(d)	1,009,000	1,009,631
BPR Trust Series 2022-OANA Class A, CME Term SOFR 1 month Index + 1.898%, 6.2099% 4/15/2037 (b)(c)(d)	7,152,000	7,160,932
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 5.3583% 4/15/2034 (b)(c)(d)	289,181	287,374
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 5.1156% 10/15/2036 (b)(c)(d)	4,501,000	4,477,782
BX Commercial Mortgage Trust Series 2021-VINO Class A, CME Term SOFR 1 month Index + 0.7668%, 5.0788% 5/15/2038 (b)(c)(d)	695,802	694,932
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 5.3248% 2/15/2039 (b)(c)(d)	3,388,138	3,381,786
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 6.0733% 12/9/2040 (b)(c)(d)	1,088,333	1,090,714
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.6047% 12/15/2039 (b)(c)(d)	505,000	504,842
BX Commercial Mortgage Trust Series 2024-MDHS Class A, 5.9475% 5/15/2041 (b)(c)	2,015,299	2,019,078
BX Trust Series 2021-ACNT Class A, CME Term SOFR 1 month Index + 0.9645%, 5.2765% 11/15/2038 (b)(c)(d)	3,737,821	3,730,813
BX Trust Series 2021-MFM1 Class A, CME Term SOFR 1 month Index + 0.8145%, 5.1265% 1/15/2034 (b)(c)(d)	800,093	798,343
BX Trust Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.7537% 4/15/2041 (b)(c)(d)	2,442,868	2,445,921
BX Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 5.4603% 2/15/2035 (b)(c)(d)	1,310,000	1,307,538
BX Trust Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.4674% 3/15/2030 (b)(c)(d)	3,929,000	3,924,090
BX Trust Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.717% 3/15/2030 (b)(c)(d)	575,000	574,281
CF Hippolyta Issuer LLC Series 2020-1 Class A1, 1.69% 7/15/2060 (b)	6,624,464	6,521,928
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (b)	5,329,541	5,084,395
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class AAB, 3.368% 2/10/2049	354,696	352,867
COMM Mortgage Trust Series 2020-SBX Class A, 1.67% 1/10/2038 (b)	8,241,000	7,674,439
CSMC Trust Series 2020-NET Class A, 2.2569% 8/15/2037 (b)	861,289	842,802
ELP Commercial Mortgage Trust Series 2021-ELP Class A, CME Term SOFR 1 month Index + 0.8155%, 5.1275% 11/15/2038 (b)(c)(d)	6,065,939	6,045,088
EQT Trust Series 2024-EXTR Class A, 5.3308% 7/5/2041 (b)(c)	5,418,000	5,474,612
Extended Stay America Trust Series 2021-ESH Class A, CME Term SOFR 1 month Index + 1.1945%, 5.5065% 7/15/2038 (b)(c)(d)	1,815,852	1,815,852
GS Mortgage Securities Trust Series 2011-GC5 Class AS, 5.1251% 8/10/2044 (b)(c)	2,771,080	2,661,041
GS Mortgage Securities Trust Series 2013-GC13 Class AS, 3.8748% 7/10/2046 (b)(c)(i)	3,212,060	3,096,458
GS Mortgage Securities Trust Series 2021-IP Class A, CME Term SOFR 1 month Index + 1.0645%, 5.3765% 10/15/2036 (b)(c)(d)	2,682,000	2,665,261
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class A2, 2.9838% 12/15/2049	240,098	236,217
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFX, 4.2475% 7/5/2033 (b)	2,708,000	2,572,600
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-BKWD Class A, CME Term SOFR 1 month Index + 1.6145%, 5.9265% 9/15/2029 (b)(c)(d)	962,568	924,154
MHP Commercial Mortgage Trust Series 2021-STOR Class A, CME Term SOFR 1 month Index + 0.8145%, 5.1265% 7/15/2038 (b)(c)(d)	2,266,000	2,261,751
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28 Class A3, 3.272% 1/15/2049	1,470,759	1,456,804
Morgan Stanley Capital I Trust Series 2021-L6 Class XA, 1.1734% 6/15/2054 (c)(j)	6,815,592	316,384
OPEN Trust Series 2023-AIR Class A, CME Term SOFR 1 month Index + 3.0891%, 7.4009% 11/15/2040 (b)(c)(d)	615,783	618,478
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 5.1571% 11/15/2038 (b)(c)(d)	3,636,537	3,629,718
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 5.5548% 12/15/2039 (b)(c)(d)	1,578,000	1,578,496
Wells Fargo Commercial Mortgage Trust Series 2015-LC22 Class ASB, 3.571% 9/15/2058	264,885	264,327
Wells Fargo Commercial Mortgage Trust Series 2015-NXS3 Class ASB, 3.371% 9/15/2057	163,836	163,317
Wells Fargo Commercial Mortgage Trust Series 2017-RC1 Class ASB, 3.453% 1/15/2060	1,064,783	1,055,876
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 6.1032% 10/15/2041 (b)(c)(d)	1,920,000	1,927,234
TOTAL UNITED STATES		105,583,186
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $108,053,718)		105,583,186

Common Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
New Fortress Energy Inc (k) (Cost $54,464)	5,740	57,400

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Household Durables - 0.0%
Meritage Homes Corp 1.75% 5/15/2028 (b)	10,000	9,720
Leisure Products - 0.0%
Peloton Interactive Inc 5.5% 12/1/2029 (b)	30,000	57,975
TOTAL CONSUMER DISCRETIONARY		67,695

Financials - 0.0%
Capital Markets - 0.0%
Coinbase Global Inc 0.25% 4/1/2030 (b)	10,000	9,965
Information Technology - 0.0%
Software - 0.0%
BlackLine Inc 1% 6/1/2029 (b)	30,000	29,400
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 0.25% 6/15/2026	433,000	405,938
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Sunnova Energy International Inc 0.25% 12/1/2026	110,000	53,900
TOTAL UNITED STATES		566,898
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $532,554)		566,898

Foreign Government and Government Agency Obligations - 0.3%
	Principal Amount (a)	Value ($)
MEXICO - 0.3%
United Mexican States 3.25% 4/16/2030	3,525,000	3,163,688
United Mexican States 6% 5/13/2030	2,190,000	2,231,610
TOTAL MEXICO		5,395,298
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $5,693,102)		5,395,298

Non-Convertible Corporate Bonds - 67.4%
	Principal Amount (a)	Value ($)
ANGOLA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Azule Energy Finance Plc 8.125% 1/23/2030 (b)	200,000	202,500
AUSTRALIA - 0.4%
Financials - 0.1%
Banks - 0.1%
Westpac Banking Corp 4.11% 7/24/2034 (c)	1,710,000	1,641,017
Materials - 0.3%
Metals & Mining - 0.3%
Glencore Funding LLC 5.338% 4/4/2027 (b)	5,275,000	5,350,371
Mineral Resources Ltd 9.25% 10/1/2028 (b)	930,000	962,278
		6,312,649
TOTAL AUSTRALIA		7,953,666
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Aston Martin Capital Holdings Ltd 10% 3/31/2029 (b)	200,000	193,878
BRAZIL - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
ERO Copper Corp 6.5% 2/15/2030 (b)	350,000	342,125
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 7.75% 9/19/2029 (b)(l)	200,000	200,660
CANADA - 2.4%
Communication Services - 0.3%
Wireless Telecommunication Services - 0.3%
Rogers Communications Inc 2.95% 3/15/2025	5,568,000	5,562,526
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
1011778 BC ULC / New Red Finance Inc 3.875% 1/15/2028 (b)	650,000	623,226
1011778 BC ULC / New Red Finance Inc 5.625% 9/15/2029 (b)	420,000	420,195
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (b)	305,000	310,140
Ontario Gaming GTA LP/OTG Co-Issuer Inc 8% 8/1/2030 (b)	250,000	258,503
		1,612,064
Consumer Staples - 0.0%
Household Products - 0.0%
Kronos Acquisition Holdings Inc 8.25% 6/30/2031 (b)	205,000	192,424
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Baytex Energy Corp 7.375% 3/15/2032 (b)	260,000	254,177
Canadian Natural Resources Ltd 5% 12/15/2029 (b)	1,469,000	1,468,922
Enbridge Inc 1.6% 10/4/2026	10,000,000	9,549,240
Enbridge Inc 5.9% 11/15/2026	2,300,000	2,348,037
Parkland Corp 6.625% 8/15/2032 (b)	515,000	519,488
South Bow USA Infrastructure Holdings LLC 4.911% 9/1/2027 (b)	1,089,000	1,089,899
		15,229,763
Financials - 0.6%
Banks - 0.2%
Toronto Dominion Bank 4.783% 12/17/2029	4,185,000	4,192,261
Insurance - 0.4%
Empower Finance 2020 LP 1.357% 9/17/2027 (b)	5,321,000	4,893,424
Great-West Lifeco US Finance 2020 LP 0.904% 8/12/2025 (b)	3,381,000	3,323,180
Jones Deslauriers Insurance Management Inc 10.5% 12/15/2030 (b)	60,000	64,931
		8,281,535
TOTAL FINANCIALS		12,473,796

Health Care - 0.0%
Pharmaceuticals - 0.0%
1375209 Bc Ltd 9% 1/30/2028 (b)	550,000	552,049
Industrials - 0.1%
Aerospace & Defense - 0.0%
Bombardier Inc 7% 6/1/2032 (b)	405,000	410,599
Commercial Services & Supplies - 0.0%
Garda World Security Corp 8.25% 8/1/2032 (b)	205,000	210,400
Wrangler Holdco Corp 6.625% 4/1/2032 (b)	205,000	209,905
		420,305
Ground Transportation - 0.1%
Canadian Pacific Railway Co 1.75% 12/2/2026	2,099,000	2,002,809
TOTAL INDUSTRIALS		2,833,713

Information Technology - 0.1%
Software - 0.1%
Open Text Corp 3.875% 2/15/2028 (b)	1,700,000	1,609,954
Materials - 0.5%
Chemicals - 0.5%
Methanex Corp 5.125% 10/15/2027	900,000	885,996
NOVA Chemicals Corp 5% 5/1/2025 (b)	1,100,000	1,096,557
NOVA Chemicals Corp 5.25% 6/1/2027 (b)	450,000	447,589
Nutrien Ltd 4.9% 3/27/2028	8,000,000	8,075,813
		10,505,955
Metals & Mining - 0.0%
Hudbay Minerals Inc 4.5% 4/1/2026 (b)	850,000	840,624
TOTAL MATERIALS		11,346,579

TOTAL CANADA		51,412,868
COLOMBIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Canacol Energy Ltd 5.75% 11/24/2028 (b)	775,000	395,250
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mine Ltd 7.875% 1/23/2030 (b)	215,000	216,350
DENMARK - 0.6%
Financials - 0.6%
Banks - 0.6%
Danske Bank A/S 4.298% 4/1/2028 (b)(c)	7,500,000	7,446,146
Danske Bank A/S 6.259% 9/22/2026 (b)(c)	5,262,000	5,307,216

TOTAL DENMARK		12,753,362
FRANCE - 1.9%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Altice France SA 5.125% 7/15/2029 (b)	210,000	162,920
Altice France SA 5.5% 1/15/2028 (b)	200,000	160,978
Altice France SA 5.5% 10/15/2029 (b)	80,000	62,490
Iliad Holding SASU 7% 4/15/2032 (b)	200,000	201,963
		588,351
Financials - 1.9%
Banks - 1.9%
BNP Paribas SA 1.323% 1/13/2027 (b)(c)	7,417,000	7,209,603
BNP Paribas SA 2.219% 6/9/2026 (b)(c)	8,627,000	8,566,534
BPCE SA 1.652% 10/6/2026 (b)(c)	5,000,000	4,912,315
BPCE SA 2.045% 10/19/2027 (b)(c)	6,865,000	6,565,325
Societe Generale SA 1.488% 12/14/2026 (b)(c)	4,870,000	4,746,933
Societe Generale SA 1.792% 6/9/2027 (b)(c)	6,750,000	6,490,807
Societe Generale SA 5.5% 4/13/2029 (b)(c)	1,296,000	1,311,798
		39,803,315
Materials - 0.0%
Chemicals - 0.0%
SPCM SA 3.125% 3/15/2027 (b)	400,000	381,620
TOTAL FRANCE		40,773,286
GERMANY - 3.3%
Consumer Discretionary - 1.1%
Automobiles - 1.1%
Mercedes-Benz Finance North America LLC 4.8% 8/1/2029 (b)	5,000,000	5,009,214
Volkswagen Group of America Finance LLC 1.25% 11/24/2025 (b)	15,040,000	14,657,231
Volkswagen Group of America Finance LLC 3.95% 6/6/2025 (b)	3,270,000	3,263,032
		22,929,477
Financials - 1.2%
Capital Markets - 1.2%
Deutsche Bank AG 4.5% 4/1/2025	2,904,000	2,902,471
Deutsche Bank AG/New York NY 2.129% 11/24/2026 (c)	14,479,000	14,211,731
Deutsche Bank AG/New York NY 2.311% 11/16/2027 (c)	7,028,000	6,741,574
		23,855,776
Health Care - 0.6%
Pharmaceuticals - 0.6%
Bayer US Finance II LLC 4.25% 12/15/2025 (b)	10,500,000	10,446,305
Bayer US Finance LLC 6.125% 11/21/2026 (b)	3,000,000	3,060,659
		13,506,964
Industrials - 0.4%
Machinery - 0.4%
Daimler Truck Finance North America LLC 2% 12/14/2026 (b)	5,000,000	4,782,005
Daimler Truck Finance North America LLC 4.95% 1/13/2028 (b)	1,704,000	1,718,109
Daimler Truck Finance North America LLC 5.125% 9/25/2027 (b)	1,437,000	1,454,421
TK Elevator US Newco Inc 5.25% 7/15/2027 (b)	1,300,000	1,287,041
		9,241,576
Materials - 0.0%
Paper & Forest Products - 0.0%
Mercer International Inc 12.875% 10/1/2028 (b)	20,000	21,836
TOTAL GERMANY		69,555,629
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Tullow Oil PLC 10.25% 5/15/2026 (b)	485,000	433,057
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (b)	205,000	210,599
HONG KONG - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Melco Resorts Finance Ltd 5.25% 4/26/2026 (b)	200,000	198,758
Industrials - 0.0%
Marine Transportation - 0.0%
Seaspan Corp 5.5% 8/1/2029 (b)	650,000	598,704
TOTAL HONG KONG		797,462
IRELAND - 1.4%
Financials - 1.1%
Banks - 0.2%
Bank of Ireland Group PLC 5.601% 3/20/2030 (b)(c)	3,531,000	3,609,870
Consumer Finance - 0.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.75% 1/30/2026	7,095,000	6,917,626
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	2,102,000	2,026,924
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.1% 1/15/2027	5,500,000	5,628,793
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	3,836,000	3,958,970
		18,532,313
Financial Services - 0.0%
GGAM Finance Ltd 7.75% 5/15/2026 (b)	1,250,000	1,267,782
TrueNoord Capital DAC 8.75% 3/1/2030 (b)	215,000	219,934
		1,487,716
Industrials - 0.3%
Commercial Services & Supplies - 0.0%
Cimpress PLC 7.375% 9/15/2032 (b)	250,000	241,128
Transportation Infrastructure - 0.3%
Avolon Holdings Funding Ltd 4.95% 1/15/2028 (b)	3,331,000	3,321,734
Avolon Holdings Funding Ltd 5.5% 1/15/2026 (b)	3,189,000	3,203,820
		6,525,554
TOTAL INDUSTRIALS		6,766,682

TOTAL IRELAND		30,396,581
ITALY - 0.5%
Financials - 0.3%
Banks - 0.3%
Intesa Sanpaolo SpA 5.71% 1/15/2026 (b)	5,031,000	5,047,351
Utilities - 0.2%
Electric Utilities - 0.2%
Enel Finance International NV 5.125% 6/26/2029 (b)	5,000,000	5,044,975
TOTAL ITALY		10,092,326
JAPAN - 2.1%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
NTT Finance Corp 1.591% 4/3/2028 (b)	10,000,000	9,150,418
Financials - 1.7%
Banks - 1.1%
Mitsubishi UFJ Financial Group Inc 1.538% 7/20/2027 (c)	10,000,000	9,598,549
Mitsubishi UFJ Financial Group Inc 1.64% 10/13/2027 (c)	5,000,000	4,771,293
Mizuho Financial Group Inc 1.234% 5/22/2027 (c)	10,000,000	9,603,515
		23,973,357
Capital Markets - 0.6%
Nomura Holdings Inc 1.653% 7/14/2026	12,500,000	12,011,923
TOTAL FINANCIALS		35,985,280

TOTAL JAPAN		45,135,698
LUXEMBOURG - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA 5% 1/15/2028 (b)	275,000	222,732
MACAU - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Studio City Finance Ltd 5% 1/15/2029 (b)	200,000	183,000
MEXICO - 0.8%
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Petroleos Mexicanos 6.49% 1/23/2027	6,035,000	5,918,826
Petroleos Mexicanos 6.5% 3/13/2027	12,000,000	11,755,200

TOTAL MEXICO		17,674,026
NETHERLANDS - 1.7%
Consumer Staples - 0.5%
Consumer Staples Distribution & Retail - 0.0%
Sigma Holdco BV 7.875% 5/15/2026 (b)	105,000	105,034
Food Products - 0.5%
JDE Peet's NV 1.375% 1/15/2027 (b)	10,440,000	9,809,135
Financials - 1.2%
Banks - 1.2%
ABN AMRO Bank NV 1.542% 6/16/2027 (b)(c)	8,114,000	7,799,786
Cooperatieve Rabobank UA 1.98% 12/15/2027 (b)(c)	7,500,000	7,159,997
ING Groep NV 1.726% 4/1/2027 (c)	4,192,000	4,067,179
ING Groep NV 5.335% 3/19/2030 (c)	6,564,000	6,681,626
		25,708,588
Materials - 0.0%
Containers & Packaging - 0.0%
Trivium Packaging Finance BV 8.5% 8/15/2027 (b)	320,000	319,526
TOTAL NETHERLANDS		35,942,283
NIGERIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
IHS Holding Ltd 7.875% 5/29/2030 (b)	295,000	293,985
NORWAY - 0.7%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Seadrill Finance Ltd 8.375% 8/1/2030 (b)	450,000	459,987
TGS ASA 8.5% 1/15/2030 (b)	215,000	223,826
		683,813
Financials - 0.7%
Banks - 0.7%
DNB Bank ASA 1.535% 5/25/2027 (b)(c)	4,643,000	4,470,814
DNB Bank ASA 1.605% 3/30/2028 (b)(c)	9,570,000	9,000,614
		13,471,428
TOTAL NORWAY		14,155,241
PANAMA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
C&W Senior Finance Ltd 9% 1/15/2033 (b)	520,000	525,406
SOUTH AFRICA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (b)	345,000	303,169
SPAIN - 0.4%
Financials - 0.4%
Banks - 0.4%
Banco Santander SA 1.722% 9/14/2027 (c)	5,000,000	4,780,904
Banco Santander SA 5.365% 7/15/2028 (c)	4,000,000	4,051,673

TOTAL SPAIN		8,832,577
SWITZERLAND - 0.7%
Financials - 0.7%
Capital Markets - 0.7%
UBS Group AG 1.305% 2/2/2027 (b)(c)	10,000,000	9,698,950
UBS Group AG 6.373% 7/15/2026 (b)(c)	4,500,000	4,527,300
		14,226,250
Industrials - 0.0%
Aerospace & Defense - 0.0%
VistaJet Malta Finance PLC / Vista Management Holding Inc 7.875% 5/1/2027 (b)	465,000	459,995
TOTAL SWITZERLAND		14,686,245
TANZANIA - 0.0%
Information Technology - 0.0%
Communications Equipment - 0.0%
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (b)	715,000	725,275
UNITED KINGDOM - 5.9%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Connect Finco Sarl / Connect Us Finco LLC 9% 9/15/2029 (b)	285,000	261,250
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Macquarie Airfinance Holdings Ltd 8.125% 3/30/2029 (b)	1,050,000	1,104,416
Automobiles - 0.0%
Mclaren Finance PLC 7.5% 8/1/2026 (b)	275,000	275,000
Specialty Retail - 0.0%
Belron UK Finance PLC 5.75% 10/15/2029 (b)	315,000	314,565
Consumer Staples - 1.5%
Tobacco - 1.5%
BAT International Finance PLC 1.668% 3/25/2026	15,000,000	14,538,665
BAT International Finance PLC 3.95% 6/15/2025 (b)	5,000,000	4,982,864
BAT International Finance PLC 5.931% 2/2/2029	5,000,000	5,202,537
Imperial Brands Finance PLC 4.25% 7/21/2025 (b)	1,339,000	1,335,351
Imperial Brands Finance PLC 5.5% 2/1/2030 (b)	5,000,000	5,114,590
		31,174,007
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EG Global Finance PLC 12% 11/30/2028 (b)	1,600,000	1,794,274
Financials - 3.8%
Banks - 3.5%
Barclays PLC 2.279% 11/24/2027 (c)	5,000,000	4,800,152
Barclays PLC 2.852% 5/7/2026 (c)	18,848,000	18,784,375
Barclays PLC 5.367% 2/25/2031 (c)	3,701,000	3,744,071
Barclays PLC 5.69% 3/12/2030 (c)	1,821,000	1,866,591
HSBC Holdings PLC 1.645% 4/18/2026 (c)	6,567,000	6,540,112
HSBC Holdings PLC 4.92% 3/3/2029 (c)	2,992,000	2,998,226
HSBC Holdings PLC 5.21% 8/11/2028 (c)	4,327,000	4,369,642
HSBC Holdings PLC 5.597% 5/17/2028 (c)	6,300,000	6,400,134
HSBC Holdings PLC 7.39% 11/3/2028 (c)	4,000,000	4,248,659
Lloyds Banking Group PLC 3.574% 11/7/2028 (c)	4,000,000	3,877,280
Lloyds Banking Group PLC 5.087% 11/26/2028 (c)	1,122,000	1,130,016
Lloyds Banking Group PLC 5.721% 6/5/2030 (c)	3,667,000	3,775,612
NatWest Group PLC 4.964% 8/15/2030 (c)	13,500,000	13,512,600
		76,047,470
Financial Services - 0.3%
Nationwide Building Society 6.557% 10/18/2027 (b)(c)	5,800,000	5,967,659
TOTAL FINANCIALS		82,015,129

Industrials - 0.4%
Aerospace & Defense - 0.4%
BAE Systems Finance Inc 7.5% 7/1/2027 (b)	4,000,000	4,249,960
BAE Systems PLC 5% 3/26/2027 (b)	1,667,000	1,681,386
BAE Systems PLC 5.125% 3/26/2029 (b)	1,551,000	1,570,917
Rolls-Royce PLC 5.75% 10/15/2027 (b)	450,000	458,053
		7,960,316
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (b)	340,000	337,141
TOTAL UNITED KINGDOM		125,236,098
UNITED STATES - 44.6%
Communication Services - 1.9%
Diversified Telecommunication Services - 0.6%
AT&T Inc 1.65% 2/1/2028	12,588,000	11,605,272
Cogent Communications Group LLC 7% 6/15/2027 (b)	650,000	655,351
Consolidated Communications Inc 5% 10/1/2028 (b)	400,000	381,766
Frontier Communications Holdings LLC 5% 5/1/2028 (b)	910,000	900,496
Level 3 Financing Inc 4% 4/15/2031 (b)	225,000	174,938
		13,717,823
Entertainment - 0.1%
Live Nation Entertainment Inc 4.75% 10/15/2027 (b)(m)	1,450,000	1,416,516
Interactive Media & Services - 0.0%
Snap Inc 6.875% 3/1/2033 (b)	210,000	212,620
Media - 1.2%
Advantage Sales & Marketing Inc 6.5% 11/15/2028 (b)	400,000	378,825
CCO Holdings LLC / CCO Holdings Capital Corp 5.125% 5/1/2027 (b)	2,400,000	2,366,931
Charter Communications Operating LLC / Charter Communications Operating Capital 3.75% 2/15/2028	4,000,000	3,869,600
Charter Communications Operating LLC / Charter Communications Operating Capital 6.15% 11/10/2026	4,070,000	4,154,441
Clear Channel Outdoor Holdings Inc 7.5% 6/1/2029 (b)	125,000	110,813
Clear Channel Outdoor Holdings Inc 9% 9/15/2028 (b)(m)	1,000,000	1,053,156
Discovery Communications LLC 3.625% 5/15/2030	1,664,000	1,511,777
DISH DBS Corp 5.125% 6/1/2029	380,000	256,363
DISH DBS Corp 7.375% 7/1/2028	435,000	322,463
iHeartCommunications Inc 7% 1/15/2031 (b)	400,000	296,394
Sirius XM Radio LLC 3.125% 9/1/2026 (b)(m)	2,000,000	1,934,495
Univision Communications Inc 8% 8/15/2028 (b)	350,000	355,530
Warnermedia Holdings Inc 3.638% 3/15/2025	1,048,000	1,047,452
Warnermedia Holdings Inc 3.755% 3/15/2027	7,549,000	7,368,846
		25,027,086
TOTAL COMMUNICATION SERVICES		40,374,045

Consumer Discretionary - 4.1%
Automobile Components - 0.1%
Clarios Global LP / Clarios US Finance Co 6.75% 5/15/2028 (b)	1,210,000	1,235,287
Goodyear Tire & Rubber Co/The 4.875% 3/15/2027 (m)	560,000	549,816
Hertz Corp/The 4.625% 12/1/2026 (b)	175,000	151,828
Patrick Industries Inc 6.375% 11/1/2032 (b)	315,000	313,078
Phinia Inc 6.75% 4/15/2029 (b)	155,000	158,787
		2,408,796
Automobiles - 1.9%
General Motors Financial Co Inc 1.25% 1/8/2026	8,359,000	8,113,820
General Motors Financial Co Inc 2.35% 2/26/2027	7,500,000	7,171,712
General Motors Financial Co Inc 5.8% 6/23/2028	7,500,000	7,700,010
General Motors Financial Co Inc 6% 1/9/2028	5,000,000	5,152,661
Hyundai Capital America 5.45% 6/24/2026 (b)	3,147,000	3,178,887
Hyundai Capital America 5.8% 6/26/2025 (b)	6,250,000	6,267,767
		37,584,857
Broadline Retail - 0.0%
Wayfair LLC 7.25% 10/31/2029 (b)(m)	205,000	208,200
Distributors - 0.3%
Gates Corp/DE 6.875% 7/1/2029 (b)	305,000	312,969
Genuine Parts Co 4.95% 8/15/2029	6,200,000	6,211,437
		6,524,406
Diversified Consumer Services - 0.1%
Service Corp International/US 5.75% 10/15/2032	210,000	208,337
Sotheby's 7.375% 10/15/2027 (b)	560,000	555,019
TKC Holdings Inc 10.5% 5/15/2029 (b)	1,050,000	1,072,887
WASH Multifamily Acquisition Inc 5.75% 4/15/2026 (b)(m)	1,250,000	1,246,663
		3,082,906
Hotels, Restaurants & Leisure - 0.8%
Affinity Interactive 6.875% 12/15/2027 (b)	180,000	148,249
Boyd Gaming Corp 4.75% 12/1/2027	450,000	443,197
Caesars Entertainment Inc 6% 10/15/2032 (b)(m)	635,000	619,203
Carnival Corp 5.75% 3/15/2030 (b)	215,000	215,678
Carnival Corp 6.125% 2/15/2033 (b)	430,000	432,811
Carnival Corp 7.625% 3/1/2026 (b)	2,400,000	2,404,068
Churchill Downs Inc 4.75% 1/15/2028 (b)(m)	300,000	293,083
Churchill Downs Inc 6.75% 5/1/2031 (b)(m)	500,000	509,797
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (b)	315,000	315,726
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 6.625% 1/15/2032 (b)	250,000	252,832
International Game Technology PLC 4.125% 4/15/2026 (b)	800,000	793,231
Las Vegas Sands Corp 3.5% 8/18/2026	400,000	390,880
Life Time Inc 6% 11/15/2031 (b)	425,000	426,571
Light & Wonder International Inc 7% 5/15/2028 (b)	1,000,000	1,002,521
MGM Resorts International 4.625% 9/1/2026 (m)	930,000	923,203
NCL Corp Ltd 5.875% 3/15/2026 (b)	142,000	142,042
NCL Corp Ltd 6.25% 3/1/2030 (b)	525,000	527,437
NCL Corp Ltd 6.75% 2/1/2032 (b)	855,000	873,280
Royal Caribbean Cruises Ltd 5.5% 4/1/2028 (b)	1,050,000	1,054,954
Royal Caribbean Cruises Ltd 5.625% 9/30/2031 (b)	210,000	208,899
Six Flags Entertainment Corp 5.5% 4/15/2027 (b)	550,000	548,062
Station Casinos LLC 6.625% 3/15/2032 (b)	300,000	302,720
Viking Cruises Ltd 9.125% 7/15/2031 (b)	1,000,000	1,085,267
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp 5.25% 5/15/2027 (b)	300,000	297,583
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6.25% 3/15/2033 (b)	420,000	419,062
		14,630,356
Household Durables - 0.1%
Beazer Homes USA Inc 7.5% 3/15/2031 (b)	160,000	160,204
Landsea Homes Corp 8.875% 4/1/2029 (b)	195,000	194,006
LGI Homes Inc 7% 11/15/2032 (b)	375,000	371,996
Newell Brands Inc 5.7% 4/1/2026 (h)	406,000	405,697
Newell Brands Inc 6.375% 5/15/2030 (m)	235,000	234,302
Newell Brands Inc 6.625% 5/15/2032	180,000	179,037
Somnigroup International Inc 4% 4/15/2029 (b)	850,000	792,347
		2,337,589
Leisure Products - 0.2%
Brunswick Corp/DE 5.85% 3/18/2029	4,539,000	4,656,598
Mattel Inc 5.875% 12/15/2027 (b)	450,000	451,889
		5,108,487
Specialty Retail - 0.6%
Advance Auto Parts Inc 5.95% 3/9/2028	6,525,000	6,571,334
AutoZone Inc 3.625% 4/15/2025	545,000	544,167
AutoZone Inc 6.25% 11/1/2028	3,398,000	3,577,850
Group 1 Automotive Inc 6.375% 1/15/2030 (b)	195,000	198,493
Hudson Automotive Group 8% 5/15/2032 (b)	125,000	132,329
O'Reilly Automotive Inc 5.75% 11/20/2026	1,697,000	1,729,846
Sally Holdings LLC / Sally Capital Inc 6.75% 3/1/2032	205,000	208,037
Specialty Building Products Holdings LLC / SBP Finance Corp 7.75% 10/15/2029 (b)	85,000	86,872
Staples Inc 10.75% 9/1/2029 (b)	430,000	410,656
Wand NewCo 3 Inc 7.625% 1/30/2032 (b)(m)	300,000	310,353
		13,769,937
Textiles, Apparel & Luxury Goods - 0.0%
Hanesbrands Inc 4.875% 5/15/2026 (b)	900,000	899,277
TOTAL CONSUMER DISCRETIONARY		86,554,811

Consumer Staples - 2.1%
Beverages - 0.5%
Molson Coors Beverage Co 3% 7/15/2026	10,575,000	10,363,560
Consumer Staples Distribution & Retail - 1.0%
7-Eleven Inc 0.95% 2/10/2026 (b)	7,891,000	7,616,597
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.25% 3/15/2026 (b)	1,100,000	1,079,213
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.25% 3/15/2033 (b)(n)	230,000	232,868
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.5% 2/15/2028 (b)	1,000,000	1,018,802
Dollar General Corp 4.625% 11/1/2027	4,000,000	4,000,424
Dollar Tree Inc 4% 5/15/2025	6,000,000	5,985,092
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (b)	350,000	363,984
Performance Food Group Inc 5.5% 10/15/2027 (b)	400,000	398,210
Performance Food Group Inc 6.125% 9/15/2032 (b)	315,000	316,590
US Foods Inc 5.75% 4/15/2033 (b)	185,000	181,922
Walgreens Boots Alliance Inc 8.125% 8/15/2029	140,000	141,550
		21,335,252
Food Products - 0.2%
Bunge Ltd Fin Corp 4.1% 1/7/2028	2,685,000	2,652,849
Chobani Holdco II LLC 9.5% 10/1/2029 pay-in-kind (b)(c)	200,000	219,379
Fiesta Purchaser Inc 9.625% 9/15/2032 (b)	120,000	126,588
Post Holdings Inc 6.25% 10/15/2034 (b)(m)	190,000	188,915
Post Holdings Inc 6.375% 3/1/2033 (b)	205,000	204,398
The Campbell's Company 5.3% 3/20/2026	1,106,000	1,113,792
Viking Baked Goods Acquisition Corp 8.625% 11/1/2031 (b)	40,000	38,949
		4,544,870
Household Products - 0.0%
Resideo Funding Inc 6.5% 7/15/2032 (b)(m)	315,000	317,713
Personal Care Products - 0.0%
Coty Inc 5% 4/15/2026 (b)	407,000	405,951
Tobacco - 0.4%
Altria Group Inc 2.35% 5/6/2025	1,003,000	998,568
Philip Morris International Inc 4.875% 2/13/2029	6,400,000	6,457,858
Turning Point Brands Inc 7.625% 3/15/2032 (b)	220,000	227,241
		7,683,667
TOTAL CONSUMER STAPLES		44,651,013

Energy - 3.3%
Energy Equipment & Services - 0.1%
Archrock Partners LP / Archrock Partners Finance Corp 6.625% 9/1/2032 (b)	205,000	207,519
Kodiak Gas Services LLC 7.25% 2/15/2029 (b)	350,000	361,307
Nabors Industries Inc 8.875% 8/15/2031 (b)	260,000	234,052
Star Holding LLC 8.75% 8/1/2031 (b)	205,000	197,921
Transocean Aquila Ltd 8% 9/30/2028 (b)	998,462	1,021,888
USA Compression Partners LP / USA Compression Finance Corp 7.125% 3/15/2029 (b)	240,000	246,656
Valaris Ltd 8.375% 4/30/2030 (b)	300,000	303,904
		2,573,247
Oil, Gas & Consumable Fuels - 3.2%
Aethon United BR LP / Aethon United Finance Corp 7.5% 10/1/2029 (b)	260,000	268,038
Ascent Resources Utica Holdings LLC / ARU Finance Corp 6.625% 10/15/2032 (b)	85,000	85,828
Buckeye Partners LP 4.125% 12/1/2027 (m)	1,400,000	1,350,278
California Resources Corp 7.125% 2/1/2026 (b)	49,000	48,941
California Resources Corp 8.25% 6/15/2029 (b)	710,000	730,351
Cheniere Energy Inc 4.625% 10/15/2028	600,000	592,905
CITGO Petroleum Corp 6.375% 6/15/2026 (b)	500,000	500,034
CNX Resources Corp 7.25% 3/1/2032 (b)	420,000	430,197
Comstock Resources Inc 6.75% 3/1/2029 (b)	325,000	319,520
CVR CHC LP 8.5% 1/15/2029 (b)	300,000	295,907
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (b)	700,000	733,798
Diamondback Energy Inc 5.2% 4/18/2027	5,172,000	5,236,991
Energy Transfer LP 5.25% 7/1/2029	515,000	522,786
EnLink Midstream Partners LP 4.85% 7/15/2026	500,000	500,005
EQM Midstream Partners LP 7.5% 6/1/2027 (b)	1,000,000	1,024,992
Eqt Corp 5.7% 4/1/2028	4,000,000	4,107,407
Expand Energy Corp 5.5% 2/1/2026 (b)	200,000	199,750
Genesis Energy LP / Genesis Energy Finance Corp 7.875% 5/15/2032	100,000	100,663
Genesis Energy LP / Genesis Energy Finance Corp 8% 1/15/2027	396,000	403,484
Harvest Midstream I LP 7.5% 5/15/2032 (b)	380,000	398,299
Hess Corp 4.3% 4/1/2027	4,500,000	4,469,906
Hess Midstream Operations LP 5.625% 2/15/2026 (b)	900,000	899,873
Hess Midstream Operations LP 5.875% 3/1/2028 (b)	540,000	543,917
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (b)	205,000	213,604
Kinetik Holdings LP 6.625% 12/15/2028 (b)	450,000	460,350
Kraken Oil & Gas Partners LLC 7.625% 8/15/2029 (b)	165,000	161,751
Matador Resources Co 6.25% 4/15/2033 (b)	105,000	103,168
Matador Resources Co 6.5% 4/15/2032 (b)	340,000	340,009
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (b)	105,000	105,528
MPLX LP 1.75% 3/1/2026	15,044,000	14,616,938
Murphy Oil Corp 6% 10/1/2032	210,000	203,650
NGL Energy Operating LLC / NGL Energy Finance Corp 8.125% 2/15/2029 (b)	350,000	356,430
Northern Oil & Gas Inc 8.75% 6/15/2031 (b)	300,000	312,392
Occidental Petroleum Corp 5% 8/1/2027	3,189,000	3,201,112
Occidental Petroleum Corp 5.2% 8/1/2029	1,325,000	1,331,761
ONEOK Inc 4.25% 9/24/2027	458,000	453,581
ONEOK Inc 4.4% 10/15/2029	479,000	470,072
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (b)	550,000	527,018
Phillips 66 3.85% 4/9/2025	7,000,000	6,993,006
Range Resources Corp 4.875% 5/15/2025	450,000	448,941
Sitio Royalties Operating Partnership LP / Sitio Finance Corp 7.875% 11/1/2028 (b)	1,000,000	1,047,603
SM Energy Co 6.625% 1/15/2027	450,000	449,749
Summit Midstream Holdings LLC 8.625% 10/31/2029 (b)	165,000	173,355
Sunoco LP / Sunoco Finance Corp 6% 4/15/2027	1,000,000	1,001,326
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 3/1/2027 (b)	950,000	949,652
TransMontaigne Partners LLC 8.5% 6/15/2030 (b)	215,000	218,110
Valero Energy Corp 2.85% 4/15/2025	2,437,000	2,429,679
Venture Global Calcasieu 6.25% 1/15/2030 (b)	250,000	255,805
Venture Global LNG Inc 7% 1/15/2030 (b)(m)	2,060,000	2,088,389
Western Gas Partners LP 6.35% 1/15/2029	846,000	884,390
Williams Cos Inc/The 4.8% 11/15/2029	2,339,000	2,339,222
Williams Cos Inc/The 5.4% 3/2/2026	1,334,000	1,344,020
		67,244,481
TOTAL ENERGY		69,817,728

Financials - 19.3%
Banks - 8.8%
Bank of America Corp 1.197% 10/24/2026 (c)	13,673,000	13,382,485
Bank of America Corp 1.319% 6/19/2026 (c)	16,000,000	15,841,323
Bank of America Corp 1.734% 7/22/2027 (c)	7,174,000	6,900,635
Bank of America Corp 5.819% 9/15/2029 (c)	3,400,000	3,519,332
Citigroup Inc 3.106% 4/8/2026 (c)	10,000,000	9,982,731
Citigroup Inc 4.075% 4/23/2029 (c)	7,879,000	7,744,476
Citigroup Inc 4.786% 3/4/2029 (c)	5,300,000	5,314,657
Citigroup Inc 5.174% 2/13/2030 (c)	7,400,000	7,488,710
Citigroup Inc 5.61% 9/29/2026 (c)	4,000,000	4,022,519
HAT Holdings I LLC / HAT Holdings II LLC 8% 6/15/2027 (b)(m)	300,000	312,625
Huntington Bancshares Inc/OH 6.208% 8/21/2029 (c)	5,000,000	5,215,425
JPMorgan Chase & Co 1.47% 9/22/2027 (c)	10,000,000	9,541,137
JPMorgan Chase & Co 2.956% 5/13/2031 (c)	12,053,000	10,955,355
JPMorgan Chase & Co 4.603% 10/22/2030 (c)	5,000,000	4,960,937
JPMorgan Chase & Co 4.915% 1/24/2029 (c)	5,300,000	5,341,762
JPMorgan Chase & Co 4.995% 7/22/2030 (c)	11,400,000	11,498,712
JPMorgan Chase & Co 5.571% 4/22/2028 (c)	3,266,000	3,327,393
Morgan Stanley Bank NA 5.016% 1/12/2029 (c)	2,928,000	2,955,483
PNC Financial Services Group Inc/The 5.492% 5/14/2030 (c)	4,591,000	4,713,861
Santander Holdings USA Inc 2.49% 1/6/2028 (c)	2,768,000	2,648,924
Santander Holdings USA Inc 3.244% 10/5/2026	4,000,000	3,907,574
Santander Holdings USA Inc 3.45% 6/2/2025	5,700,000	5,679,174
Santander Holdings USA Inc 5.807% 9/9/2026 (c)	3,000,000	3,016,196
Santander Holdings USA Inc 6.174% 1/9/2030 (c)	3,664,000	3,792,059
Truist Financial Corp 4.873% 1/26/2029 (c)	4,000,000	4,020,437
US Bancorp 4.653% 2/1/2029 (c)	2,000,000	1,998,892
Wells Fargo & Co 2.188% 4/30/2026 (c)	5,000,000	4,979,767
Wells Fargo & Co 4.3% 7/22/2027	7,000,000	6,960,373
Wells Fargo & Co 5.244% 1/24/2031 (c)	2,692,000	2,736,096
Wells Fargo & Co 5.707% 4/22/2028 (c)	6,200,000	6,325,933
Wells Fargo & Co 6.303% 10/23/2029 (c)	5,800,000	6,100,009
Western Alliance Bancorp 3% 6/15/2031 (c)	500,000	468,750
		185,653,742
Capital Markets - 4.8%
Ares Capital Corp 3.25% 7/15/2025	10,000,000	9,934,308
Athene Global Funding 1.73% 10/2/2026 (b)	5,000,000	4,779,161
Athene Global Funding 4.721% 10/8/2029 (b)	5,300,000	5,232,164
Athene Global Funding 5.516% 3/25/2027 (b)	7,000,000	7,111,314
Blackstone Private Credit Fund 4.7% 3/24/2025	8,250,000	8,245,865
Focus Financial Partners LLC 6.75% 9/15/2031 (b)	315,000	317,615
GA Global Funding Trust 5.4% 1/13/2030 (b)	3,308,000	3,379,482
Goldman Sachs Group Inc/The 2.64% 2/24/2028 (c)	10,000,000	9,622,932
Goldman Sachs Group Inc/The 4.223% 5/1/2029 (c)	6,000,000	5,916,092
Goldman Sachs Group Inc/The 6.484% 10/24/2029 (c)	7,439,000	7,864,329
Intercontinental Exchange Inc 3.625% 9/1/2028	5,500,000	5,335,421
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (b)	615,000	617,433
Jefferies Finance LLC / JFIN Co-Issuer Corp 6.625% 10/15/2031 (b)	315,000	314,534
Morgan Stanley 2.188% 4/28/2026 (c)	5,000,000	4,980,497
Morgan Stanley 5.042% 7/19/2030 (c)	6,500,000	6,551,973
Morgan Stanley 5.164% 4/20/2029 (c)	9,860,000	9,984,910
Morgan Stanley 6.407% 11/1/2029 (c)	3,900,000	4,114,918
Nuveen LLC 5.55% 1/15/2030 (b)	984,000	1,012,683
Sammons Financial Group Global Funding 5.05% 1/10/2028 (b)	4,131,000	4,160,454
Sammons Financial Group Global Funding 5.1% 12/10/2029 (b)	3,365,000	3,392,879
State Street Corp 2.901% 3/30/2026 (c)	305,000	304,563
VFH Parent LLC / Valor Co-Issuer Inc 7.5% 6/15/2031 (b)	240,000	248,050
		103,421,577
Consumer Finance - 2.2%
Ally Financial Inc 6.848% 1/3/2030 (c)	5,700,000	5,990,892
American Express Co 5.085% 1/30/2031 (c)	1,297,000	1,313,147
Capital One Financial Corp 1.878% 11/2/2027 (c)	7,000,000	6,675,622
Capital One Financial Corp 5.468% 2/1/2029 (c)	1,983,000	2,021,054
Capital One Financial Corp 7.149% 10/29/2027 (c)	5,000,000	5,187,394
Capstone Borrower Inc 8% 6/15/2030 (b)	110,000	115,238
Encore Capital Group Inc 9.25% 4/1/2029 (b)	200,000	212,888
Ford Motor Credit Co LLC 3.375% 11/13/2025	8,000,000	7,895,528
Ford Motor Credit Co LLC 5.85% 5/17/2027	4,000,000	4,031,434
Ford Motor Credit Co LLC 5.875% 11/7/2029	5,200,000	5,206,559
Ford Motor Credit Co LLC 6.95% 6/10/2026	6,500,000	6,623,805
Navient Corp 6.75% 6/15/2026	715,000	723,778
OneMain Finance Corp 3.5% 1/15/2027	690,000	665,725
OneMain Finance Corp 7.5% 5/15/2031	1,215,000	1,266,124
PRA Group Inc 8.875% 1/31/2030 (b)	105,000	110,532
		48,039,720
Financial Services - 1.0%
Aircastle Ltd / Aircastle Ireland DAC 5.25% 3/15/2030 (b)	3,585,000	3,600,948
Azorra Finance Ltd 7.75% 4/15/2030 (b)	150,000	152,585
Block Inc 6.5% 5/15/2032 (b)	405,000	413,244
Clue Opco LLC 9.5% 10/15/2031 (b)	400,000	412,402
Corebridge Financial Inc 3.5% 4/4/2025	943,000	941,959
Corebridge Financial Inc 3.65% 4/5/2027	1,345,000	1,319,794
Corebridge Global Funding 4.65% 8/20/2027 (b)	1,596,000	1,600,364
Corebridge Global Funding 4.9% 1/7/2028 (b)	2,298,000	2,317,654
Freedom Mortgage Corp 7.625% 5/1/2026 (b)	560,000	560,996
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027	1,865,000	1,812,981
Jackson Financial Inc 5.17% 6/8/2027	1,397,000	1,411,317
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 2.5% 1/15/2027	5,515,000	5,297,196
Nationstar Mortgage Holdings Inc 6.5% 8/1/2029 (b)	310,000	312,080
NFE Financing LLC 12% 11/15/2029 (b)	895,536	884,970
PennyMac Financial Services Inc 6.875% 2/15/2033 (b)	215,000	215,049
Saks Global Enterprises LLC 11% 12/15/2029 (b)	170,000	156,958
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (b)	250,000	254,768
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (b)	620,000	640,941
		22,306,206
Insurance - 2.4%
Acrisure LLC / Acrisure Finance Inc 8.25% 2/1/2029 (b)	205,000	212,562
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (b)	415,000	419,840
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7% 1/15/2031 (b)	200,000	203,876
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (b)	210,000	211,170
Arthur J Gallagher & Co 4.6% 12/15/2027	3,119,000	3,122,957
Arthur J Gallagher & Co 4.85% 12/15/2029	282,000	283,139
Equitable Financial Life Global Funding 1.4% 8/27/2027 (b)	15,000,000	13,879,518
Equitable Financial Life Global Funding 1.7% 11/12/2026 (b)	5,000,000	4,776,879
Guardian Life Global Funding 1.4% 7/6/2027 (b)	8,010,000	7,474,301
Jackson National Life Global Funding 4.6% 10/1/2029 (b)	4,963,000	4,904,096
Jackson National Life Global Funding 5.35% 1/13/2030 (b)	2,814,000	2,874,015
Jackson National Life Global Funding 5.55% 7/2/2027 (b)	1,453,000	1,480,767
Panther Escrow Issuer LLC 7.125% 6/1/2031 (b)	330,000	339,594
RGA Global Funding 2% 11/30/2026 (b)	3,680,000	3,525,413
RGA Global Funding 5.448% 5/24/2029 (b)	2,658,000	2,729,664
Ryan Specialty LLC 5.875% 8/1/2032 (b)	400,000	397,599
Willis North America Inc 4.5% 9/15/2028	5,000,000	4,966,384
		51,801,774
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
Rithm Capital Corp 8% 4/1/2029 (b)	120,000	121,809
Starwood Property Trust Inc 4.75% 3/15/2025	748,000	746,900
Starwood Property Trust Inc 6.5% 7/1/2030 (b)	300,000	304,359
		1,173,068
TOTAL FINANCIALS		412,396,087

Health Care - 2.4%
Biotechnology - 0.3%
Amgen Inc 5.15% 3/2/2028	6,578,000	6,687,058
Health Care Equipment & Supplies - 0.2%
Alcon Finance Corp 2.75% 9/23/2026 (b)	4,038,000	3,926,099
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (b)	415,000	421,206
Sotera Health Holdings LLC 7.375% 6/1/2031 (b)	200,000	205,726
		4,553,031
Health Care Providers & Services - 1.7%
Centene Corp 2.45% 7/15/2028	2,360,000	2,150,122
CHS/Community Health Systems Inc 5.625% 3/15/2027 (b)	975,000	940,204
CVS Health Corp 5% 2/20/2026	8,000,000	8,018,619
HAH Group Holding Co LLC 9.75% 10/1/2031 (b)	215,000	207,183
HCA Inc 3.125% 3/15/2027	7,100,000	6,890,982
HCA Inc 5% 3/1/2028	2,439,000	2,458,745
HCA Inc 5.875% 2/15/2026	650,000	652,804
Humana Inc 5.75% 12/1/2028	6,000,000	6,185,637
Icon Investments Six DAC 5.809% 5/8/2027	4,656,000	4,754,145
LifePoint Health Inc 11% 10/15/2030 (b)	300,000	330,131
Molina Healthcare Inc 6.25% 1/15/2033 (b)	320,000	316,235
Select Medical Corp 6.25% 12/1/2032 (b)	320,000	318,391
Surgery Center Holdings Inc 7.25% 4/15/2032 (b)	295,000	295,085
Tenet Healthcare Corp 5.125% 11/1/2027	2,300,000	2,273,242
US Acute Care Solutions LLC 9.75% 5/15/2029 (b)	90,000	92,002
		35,883,527
Health Care Technology - 0.0%
IQVIA Inc 5% 5/15/2027 (b)	1,650,000	1,634,280
Pharmaceuticals - 0.2%
Bausch Health Cos Inc 11% 9/30/2028 (b)	900,000	911,250
Bausch Health Cos Inc 5.5% 11/1/2025 (b)	1,370,000	1,366,575
Jazz Securities DAC 4.375% 1/15/2029 (b)	465,000	445,936
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (b)	550,000	523,175
		3,246,936
TOTAL HEALTH CARE		52,004,832

Industrials - 2.6%
Aerospace & Defense - 1.2%
Boeing Co 3.2% 3/1/2029	7,200,000	6,732,537
Boeing Co 5.04% 5/1/2027	2,300,000	2,308,405
Boeing Co 6.259% 5/1/2027	418,000	429,406
Goat Holdco LLC 6.75% 2/1/2032 (b)	320,000	319,861
L3Harris Technologies Inc 5.4% 1/15/2027	6,000,000	6,084,871
RTX Corp 5.75% 1/15/2029	1,205,000	1,253,773
TransDigm Inc 5.5% 11/15/2027	3,250,000	3,218,282
TransDigm Inc 6.375% 3/1/2029 (b)	3,050,000	3,090,194
		23,437,329
Air Freight & Logistics - 0.0%
Stonepeak Nile Parent LLC 7.25% 3/15/2032 (b)	300,000	308,379
Building Products - 0.0%
Advanced Drainage Systems Inc 5% 9/30/2027 (b)	250,000	246,812
AmeriTex HoldCo Intermediate LLC 10.25% 10/15/2028 (b)	350,000	372,220
Standard Building Solutions Inc 6.5% 8/15/2032 (b)	420,000	425,363
		1,044,395
Commercial Services & Supplies - 0.3%
Allied Universal Holdco LLC 7.875% 2/15/2031 (b)	350,000	360,934
Artera Services LLC 8.5% 2/15/2031 (b)	1,195,000	1,196,109
Brand Industrial Services Inc 10.375% 8/1/2030 (b)	750,000	763,850
CoreCivic Inc 8.25% 4/15/2029	200,000	212,019
GEO Group Inc/The 10.25% 4/15/2031	400,000	438,264
GEO Group Inc/The 8.625% 4/15/2029	200,000	211,720
GFL Environmental Inc 4% 8/1/2028 (b)	1,370,000	1,299,611
Madison IAQ LLC 4.125% 6/30/2028 (b)	700,000	668,867
Neptune Bidco US Inc 9.29% 4/15/2029 (b)(m)	350,000	313,250
Prime Security Services Borrower LLC / Prime Finance Inc 5.75% 4/15/2026 (b)	850,000	853,801
Waste Pro USA Inc 7% 2/1/2033 (b)	195,000	197,436
		6,515,861
Construction & Engineering - 0.1%
AECOM 5.125% 3/15/2027	900,000	898,621
Arcosa Inc 6.875% 8/15/2032 (b)	105,000	107,489
Pike Corp 8.625% 1/31/2031 (b)	250,000	268,658
		1,274,768
Electrical Equipment - 0.0%
WESCO Distribution Inc 6.375% 3/15/2033 (b)	325,000	328,026
Ground Transportation - 0.0%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.25% 1/15/2030 (b)	170,000	173,110
Genesee & Wyoming Inc 6.25% 4/15/2032 (b)	300,000	302,457
XPO Inc 6.25% 6/1/2028 (b)	450,000	455,176
		930,743
Machinery - 0.4%
Esab Corp 6.25% 4/15/2029 (b)	360,000	365,764
Ingersoll Rand Inc 5.176% 6/15/2029	4,200,000	4,284,848
Ingersoll Rand Inc 5.197% 6/15/2027	4,200,000	4,258,723
		8,909,335
Passenger Airlines - 0.3%
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/2029	2,920,728	2,789,420
American Airlines Inc 7.25% 2/15/2028 (b)(m)	400,000	409,012
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.5% 4/20/2026 (b)	875,000	874,088
JetBlue Airways Corp / JetBlue Loyalty LP 9.875% 9/20/2031 (b)	165,000	174,669
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/2029	1,946,881	1,866,647
United Airlines Inc 4.375% 4/15/2026 (b)	1,300,000	1,283,559
		7,397,395
Professional Services - 0.1%
Amentum Holdings Inc 7.25% 8/1/2032 (b)	245,000	250,067
Corelogic Inc 4.5% 5/1/2028 (b)	650,000	615,223
TriNet Group Inc 7.125% 8/15/2031 (b)	500,000	511,861
		1,377,151
Trading Companies & Distributors - 0.2%
Air Lease Corp 2.2% 1/15/2027	3,565,000	3,411,333
Fortress Transportation and Infrastructure Investors LLC 7% 6/15/2032 (b)	205,000	209,775
Fortress Transportation and Infrastructure Investors LLC 7.875% 12/1/2030 (b)	400,000	421,314
United Rentals North America Inc 3.875% 11/15/2027 (m)	550,000	533,348
United Rentals North America Inc 6.125% 3/15/2034 (b)	500,000	505,646
		5,081,416
TOTAL INDUSTRIALS		56,604,798

Information Technology - 2.3%
Communications Equipment - 0.0%
Hughes Satellite Systems Corp 5.25% 8/1/2026 (m)	500,000	465,265
Viasat Inc 5.625% 9/15/2025 (b)	675,000	670,168
		1,135,433
Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp 5.05% 4/5/2029	1,216,000	1,239,621
CPI CG Inc 10% 7/15/2029 (b)	110,000	118,727
Dell International LLC / EMC Corp 5.25% 2/1/2028	8,564,000	8,736,975
Insight Enterprises Inc 6.625% 5/15/2032 (b)	165,000	167,937
Lightning Power LLC 7.25% 8/15/2032 (b)	190,000	197,453
Sensata Technologies Inc 6.625% 7/15/2032 (b)	225,000	228,813
		10,689,526
IT Services - 0.2%
Acuris Finance US Inc / Acuris Finance SARL 5% 5/1/2028 (b)	555,000	510,577
Acuris Finance US Inc / Acuris Finance SARL 9% 8/1/2029 (b)	220,000	218,349
Camelot Finance SA 4.5% 11/1/2026 (b)	950,000	934,060
CDW LLC / CDW Finance Corp 5.1% 3/1/2030	1,789,000	1,787,552
		3,450,538
Semiconductors & Semiconductor Equipment - 1.0%
Broadcom Inc 1.95% 2/15/2028 (b)	15,000,000	13,953,804
Entegris Inc 4.75% 4/15/2029 (b)	1,175,000	1,135,537
Micron Technology Inc 5.327% 2/6/2029	3,100,000	3,149,240
Micron Technology Inc 6.75% 11/1/2029	2,000,000	2,148,031
Wolfspeed Inc 7.9583% 6/23/2030 (b)(g)(h)(i)	370,425	360,720
		20,747,332
Software - 0.5%
Central Parent LLC / CDK Global II LLC / CDK Financing Co Inc 8% 6/15/2029 (b)	215,000	203,175
Ellucian Holdings Inc 6.5% 12/1/2029 (b)	105,000	105,662
Gen Digital Inc 6.25% 4/1/2033 (b)	270,000	270,332
McAfee Corp 7.375% 2/15/2030 (b)	220,000	214,362
Oracle Corp 1.65% 3/25/2026	3,618,000	3,509,887
Roper Technologies Inc 4.5% 10/15/2029	1,568,000	1,561,294
SS&C Technologies Inc 5.5% 9/30/2027 (b)(m)	2,000,000	1,991,448
UKG Inc 6.875% 2/1/2031 (b)(m)	300,000	307,902
VMware LLC 1.4% 8/15/2026	2,882,000	2,750,167
		10,914,229
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co 4.4% 9/25/2027	2,177,000	2,167,138
Western Digital Corp 4.75% 2/15/2026	745,000	737,116
		2,904,254
TOTAL INFORMATION TECHNOLOGY		49,841,312

Materials - 1.6%
Chemicals - 1.3%
Avient Corp 6.25% 11/1/2031 (b)	210,000	210,593
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (b)	600,000	624,886
Celanese US Holdings LLC 6.415% 7/15/2027 (c)	4,000,000	4,099,762
Chemours Co/The 5.375% 5/15/2027	1,050,000	1,033,012
Chemours Co/The 5.75% 11/15/2028 (b)	230,000	218,200
International Flavors & Fragrances Inc 1.23% 10/1/2025 (b)	7,000,000	6,854,486
LSB Industries Inc 6.25% 10/15/2028 (b)	210,000	206,100
LYB International Finance III LLC 1.25% 10/1/2025	6,185,000	6,060,019
Mativ Holdings Inc 8% 10/1/2029 (b)	220,000	203,756
Methanex US Operations Inc 6.25% 3/15/2032 (b)	320,000	320,675
Mosaic Co/The 5.375% 11/15/2028	5,750,000	5,880,180
Olin Corp 6.625% 4/1/2033 (b)(n)	215,000	215,000
Olympus Water US Holding Corp 7.25% 6/15/2031 (b)	405,000	412,007
Scih Salt Hldgs Inc 6.625% 5/1/2029 (b)	850,000	842,106
Tronox Inc 4.625% 3/15/2029 (b)	500,000	447,443
WR Grace Holdings LLC 7.375% 3/1/2031 (b)	200,000	203,826
		27,832,051
Construction Materials - 0.1%
Quikrete Holdings Inc 6.375% 3/1/2032 (b)	645,000	654,359
VM Consolidated Inc 5.5% 4/15/2029 (b)	850,000	830,878
		1,485,237
Containers & Packaging - 0.1%
Berry Global Inc 4.875% 7/15/2026 (b)	187,000	186,651
Graphic Packaging International LLC 6.375% 7/15/2032 (b)	405,000	410,870
Mauser Packaging Solutions Holding Co 7.875% 4/15/2027 (b)	500,000	507,582
Sealed Air Corp 5% 4/15/2029 (b)	2,000,000	1,950,062
		3,055,165
Metals & Mining - 0.1%
Alcoa Nederland Holding BV 7.125% 3/15/2031 (b)	80,000	83,308
Cleveland-Cliffs Inc 6.875% 11/1/2029 (b)	105,000	105,545
Cleveland-Cliffs Inc 7% 3/15/2032 (b)	485,000	487,059
Cleveland-Cliffs Inc 7.375% 5/1/2033 (b)	105,000	105,430
Cleveland-Cliffs Inc 7.5% 9/15/2031 (b)	325,000	329,979
Novelis Corp 3.25% 11/15/2026 (b)	950,000	921,620
		2,032,941
Paper & Forest Products - 0.0%
Magnera Corp 7.25% 11/15/2031 (b)	150,000	150,674
TOTAL MATERIALS		34,556,068

Real Estate - 1.2%
Diversified REITs - 0.1%
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (b)	730,000	678,309
Vornado Realty LP 2.15% 6/1/2026	1,017,000	975,219
		1,653,528
Health Care REITs - 0.2%
Healthcare Realty Holdings LP 3.5% 8/1/2026	621,000	611,276
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (b)	275,000	282,175
Ventas Realty LP 3% 1/15/2030	4,013,000	3,699,026
		4,592,477
Hotel & Resort REITs - 0.0%
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 7% 2/1/2030 (b)(m)	140,000	142,998
Real Estate Management & Development - 0.0%
Greystar Real Estate Partners LLC 7.75% 9/1/2030 (b)	250,000	263,002
Retail REITs - 0.6%
Brixmor Operating Partnership LP 2.25% 4/1/2028	4,348,000	4,032,522
Brookfield Property REIT Inc / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL 5.75% 5/15/2026 (b)	918,000	915,036
Kite Realty Group Trust 4% 3/15/2025	2,778,000	2,776,349
Realty Income Corp 2.1% 3/15/2028	5,695,000	5,296,568
Realty Income Corp 2.2% 6/15/2028	456,000	423,333
		13,443,808
Specialized REITs - 0.3%
American Tower Corp 3.6% 1/15/2028	4,000,000	3,893,587
Crown Castle Inc 1.35% 7/15/2025	566,000	558,327
Iron Mountain Inc 4.875% 9/15/2027 (b)(m)	450,000	442,809
SBA Communications Corp 3.875% 2/15/2027 (m)	1,550,000	1,509,362
		6,404,085
TOTAL REAL ESTATE		26,499,898

Utilities - 3.8%
Electric Utilities - 2.5%
Cleco Corporate Holdings LLC 3.743% 5/1/2026	2,893,000	2,846,890
Duke Energy Corp 4.3% 3/15/2028	9,784,000	9,710,313
Eversource Energy 5.45% 3/1/2028	9,000,000	9,184,140
Exelon Corp 2.75% 3/15/2027	681,000	656,646
FirstEnergy Corp 1.6% 1/15/2026	606,000	589,959
FirstEnergy Corp 2.05% 3/1/2025	3,271,000	3,271,000
FirstEnergy Pennsylvania Electric Co 5.15% 3/30/2026 (b)	2,524,000	2,533,463
Georgia Power Co 4.65% 5/16/2028	3,465,000	3,481,559
Pacific Gas and Electric Co 2.1% 8/1/2027	4,000,000	3,734,567
PG&E Corp 5% 7/1/2028	450,000	438,370
Southern Co/The 5.5% 3/15/2029	3,052,000	3,144,660
Vistra Operations Co LLC 5% 7/31/2027 (b)	11,450,000	11,311,762
Vistra Operations Co LLC 5.05% 12/30/2026 (b)	1,288,000	1,292,355
Vistra Operations Co LLC 7.75% 10/15/2031 (b)	450,000	475,132
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (b)(m)	1,000,000	993,318
		53,664,134
Independent Power and Renewable Electricity Producers - 0.2%
AES Corp/The 3.3% 7/15/2025 (b)	4,133,000	4,101,818
Alpha Generation LLC 6.75% 10/15/2032 (b)	250,000	253,554
Calpine Corp 5.125% 3/15/2028 (b)	750,000	738,838
Sunnova Energy Corp 5.875% 9/1/2026 (b)	470,000	354,242
		5,448,452
Multi-Utilities - 1.1%
Dominion Energy Inc 1.45% 4/15/2026	8,000,000	7,733,215
DTE Energy Co 4.95% 7/1/2027	1,444,000	1,455,474
DTE Energy Co 5.2% 4/1/2030	2,624,000	2,661,204
NiSource Inc 2.95% 9/1/2029	3,000,000	2,790,237
NiSource Inc 5.25% 3/30/2028	6,140,000	6,233,342
Sempra 3.4% 2/1/2028	2,613,000	2,520,653
		23,394,125
TOTAL UTILITIES		82,506,711

TOTAL UNITED STATES		955,807,303
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd 8% 3/1/2033 (b)(n)	200,000	203,759
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $1,459,867,873)		1,445,856,396

Preferred Securities - 0.2%
	Principal Amount (a)	Value ($)
SWITZERLAND - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
UBS Group AG 7% (b)(c)(o)	200,000	200,657
UNITED KINGDOM - 0.0%
Financials - 0.0%
Banks - 0.0%
Barclays PLC 7.625% (c)(o)	200,000	200,306
UNITED STATES - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.11%, 8.6946% (c)(d)(o)	430,000	430,916
Financials - 0.2%
Banks - 0.2%
Citigroup Inc 6.75% (c)(o)	215,000	215,793
Citigroup Inc 6.95% (c)(o)	325,000	328,474
Citigroup Inc 7.125% (c)(o)	375,000	383,936
JPMorgan Chase & Co 6.5% (c)(o)	430,000	441,921
Wells Fargo & Co 7.625% (c)(m)(o)	300,000	323,834
		1,693,958
Capital Markets - 0.0%
Goldman Sachs Group Inc/The 6.125% (c)(o)	105,000	106,714
Goldman Sachs Group Inc/The 6.85% (c)(o)	320,000	328,680
		435,394
Consumer Finance - 0.0%
Ally Financial Inc 4.7% (c)(o)	750,000	681,902
TOTAL FINANCIALS		2,811,254

Utilities - 0.0%
Electric Utilities - 0.0%
Edison International 5% (c)(o)	75,000	70,324
TOTAL UNITED STATES		3,312,494
TOTAL PREFERRED SECURITIES (Cost $3,593,455)		3,713,457

U.S. Government Agency - Mortgage Securities - 0.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.2%
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2035	4,730	4,699
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2035	2,144	2,130
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	316,180	314,627
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	163,632	162,828
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	445,038	442,852
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2049	2,791,433	2,739,339
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	2,128	2,215
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2035	20,932	21,849
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	6,170	6,424
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	2,071	2,154
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	2,668	2,789
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	18,085	18,869
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	14,331	14,946
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	3,388	3,535
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2033	157	165
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2031	2,571	2,702
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	401	423
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2032	2,317	2,456
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2033	897	953
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2033	12,255	12,944
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	847	890
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	113	118
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2031	3,321	3,479
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	1,905	2,011
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	172	182
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2033	3,940	4,168
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2028	2,305	2,415
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	181	191
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	1,058	1,108
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	7,573	8,018
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	9,120	9,561
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	110	115
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	498	510
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	2,713	2,778
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	97	99
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	22	22
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	57	59
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	667	678
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	379	388
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	62	64
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	40	40
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	610	623
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	105	107
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	11	11
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	448	457
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	41	42
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	6	6
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	1,001	1,025
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	601	612
Fannie Mae Mortgage pass-thru certificates 8.5% 9/1/2025	7	7
Freddie Mac Gold Pool 8.5% 2/1/2027	3,338	3,389
Freddie Mac Gold Pool 8.5% 8/1/2027	195	197
Ginnie Mae I Pool 7% 11/15/2028	7,869	7,981
Ginnie Mae I Pool 7% 7/15/2028	385	390
Ginnie Mae I Pool 7.5% 10/15/2028	1,204	1,234
TOTAL UNITED STATES		3,811,874
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $4,107,432)		3,811,874

U.S. Treasury Obligations - 12.3%
	Yield (%) (p)	Principal Amount (a)	Value ($)
US Treasury Notes 1.5% 2/15/2030	3.89	1,184,000	1,050,708
US Treasury Notes 4% 12/15/2027	4.20 to 4.23	122,337,200	122,430,604
US Treasury Notes 4.125% 7/31/2028	4.31	10,000,000	10,046,484
US Treasury Notes 4.25% 2/15/2028	3.97	50,823,700	51,220,725
US Treasury Notes 4.625% 9/30/2028 (q)	4.12 to 4.82	77,687,200	79,304,672
TOTAL U.S. TREASURY OBLIGATIONS (Cost $261,905,010)			264,053,193

Money Market Funds - 2.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (r)	4.35	42,440,380	42,448,868
Fidelity Securities Lending Cash Central Fund (r)(s)	4.35	7,902,022	7,902,812
TOTAL MONEY MARKET FUNDS (Cost $50,351,680)			50,351,680

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $2,181,838,593)	2,163,331,796
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(17,426,875)
NET ASSETS - 100.0%	2,145,904,921

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 2 Year US Treasury Notes Contracts (United States)	329	Jun 2025	68,092,719	408,115	408,115
CBOT 5 Year US Treasury Notes Contracts (United States)	2,653	Jun 2025	286,358,188	3,739,000	3,739,000

TOTAL FUTURES CONTRACTS					4,147,115
The notional amount of futures purchased as a percentage of Net Assets is 16.5%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $812,756,950 or 37.9% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(f)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(g)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $360,059 and $354,447, respectively.

(h)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(i)	Level 3 security
(j)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(k)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $57,400 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(l)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $200,660 or 0.0% of net assets.

(m)	Security or a portion of the security is on loan at period end.
(n)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(o)	Security is perpetual in nature with no stated maturity date.
(p)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(q)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,478,955.
(r)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(s)	Investment made with cash collateral received from securities on loan.

Additional information on each lock-up table restriction is as follows:
Security	Restriction Expiration Date
New Fortress Energy Inc	2025-05-22

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	21,105,903	364,070,843	342,727,878	608,118	-	-	42,448,868	42,440,380	0.1%
Fidelity Securities Lending Cash Central Fund	8,421,633	25,216,505	25,735,326	12,802	-	-	7,902,812	7,902,022	0.0%
Total	29,527,536	389,287,348	368,463,204	620,920	-	-	50,351,680	50,342,402

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	200,277,029	-	200,277,029	-

Bank Loan Obligations
Communication Services	2,725,911	-	2,725,911	-
Consumer Discretionary	7,876,956	-	7,876,956	-
Consumer Staples	226,604	-	226,604	-
Energy	581,585	-	581,585	-
Financials	3,012,715	-	3,012,715	-
Health Care	3,134,346	-	3,134,346	-
Industrials	4,979,424	-	4,979,424	-
Information Technology	3,876,766	-	3,876,766	-
Materials	4,919,950	-	4,919,950	-
Utilities	635,450	-	635,450	-

Bank Notes
Financials	4,030,674	-	4,030,674	-

Collateralized Mortgage Obligations	47,665,004	-	47,665,004	-

Commercial Mortgage Securities	105,583,186	-	102,486,728	3,096,458

Common Stocks
Energy	57,400	57,400	-	-

Convertible Corporate Bonds
Consumer Discretionary	67,695	-	67,695	-
Financials	9,965	-	9,965	-
Information Technology	29,400	-	29,400	-
Real Estate	405,938	-	405,938	-
Utilities	53,900	-	53,900	-

Foreign Government and Government Agency Obligations	5,395,298	-	5,395,298	-

Non-Convertible Corporate Bonds
Communication Services	57,281,882	-	57,281,882	-
Consumer Discretionary	113,365,969	-	113,365,969	-
Consumer Staples	85,931,613	-	85,931,613	-
Energy	106,431,071	-	106,431,071	-
Financials	712,050,454	-	712,050,454	-
Health Care	66,063,845	-	66,063,845	-
Industrials	84,465,784	-	84,465,784	-
Information Technology	52,176,541	-	51,815,821	360,720
Materials	53,700,512	-	53,700,512	-
Real Estate	26,499,898	-	26,499,898	-
Utilities	87,888,827	-	87,888,827	-

Preferred Securities
Energy	430,916	-	430,916	-
Financials	3,212,217	-	3,212,217	-
Utilities	70,324	-	70,324	-

U.S. Government Agency - Mortgage Securities	3,811,874	-	3,811,874	-

U.S. Treasury Obligations	264,053,193	-	264,053,193	-

Money Market Funds	50,351,680	50,351,680	-	-
Total Investments in Securities:	2,163,331,796	50,409,080	2,109,465,538	3,457,178
Derivative Instruments:

Assets
Futures Contracts	4,147,115	4,147,115	-	-
Total Assets	4,147,115	4,147,115	-	-
Total Derivative Instruments:	4,147,115	4,147,115	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Interest Rate Risk
Futures Contracts (a)	4,147,115	0
Total Interest Rate Risk	4,147,115	0
Total Value of Derivatives	4,147,115	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $7,614,423) - See accompanying schedule:
Unaffiliated issuers (cost $2,131,486,913)	$2,112,980,116
Fidelity Central Funds (cost $50,351,680)	50,351,680

Total Investment in Securities (cost $2,181,838,593)		$2,163,331,796
Cash		94,715
Receivable for investments sold		28,023,195
Receivable for fund shares sold		8,809,870
Interest receivable		19,706,017
Distributions receivable from Fidelity Central Funds		124,454
Receivable for daily variation margin on futures contracts		874,948
Receivable from investment adviser for expense reductions		28,874
Other receivables		667
Total assets		2,220,994,536
Liabilities
Payable for investments purchased
Regular delivery	$61,993,337
Delayed delivery	645,000
Payable for fund shares redeemed	3,089,496
Distributions payable	799,933
Accrued management fee	352,294
Distribution and service plan fees payable	100,602
Other affiliated payables	205,300
Other payables and accrued expenses	840
Collateral on securities loaned	7,902,813
Total liabilities		75,089,615
Net Assets		$2,145,904,921
Net Assets consist of:
Paid in capital		$2,273,511,589
Total accumulated earnings (loss)		(127,606,668)
Net Assets		$2,145,904,921

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($326,778,321 ÷ 28,545,414 shares)(a)		$11.45
Maximum offering price per share (100/97.25 of $11.45)		$11.77
Class M :
Net Asset Value and redemption price per share ($94,957,523 ÷ 8,289,944 shares)(a)		$11.45
Maximum offering price per share (100/97.25 of $11.45)		$11.77
Class C :
Net Asset Value and offering price per share ($16,138,378 ÷ 1,413,027 shares)(a)		$11.42
Fidelity Limited Term Bond Fund :
Net Asset Value, offering price and redemption price per share ($1,006,518,631 ÷ 87,697,523 shares)		$11.48
Class I :
Net Asset Value, offering price and redemption price per share ($472,754,910 ÷ 41,183,045 shares)		$11.48
Class Z :
Net Asset Value, offering price and redemption price per share ($228,757,158 ÷ 19,932,009 shares)		$11.48
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended February 28, 2025 (Unaudited)
Investment Income
Dividends		$60,740
Interest		41,696,696
Income from Fidelity Central Funds (including $12,802 from security lending)		620,920
Total income		42,378,356
Expenses
Management fee	$2,085,511
Transfer agent fees	1,225,659
Distribution and service plan fees	608,546
Independent trustees' fees and expenses	2,779
Total expenses before reductions	3,922,495
Expense reductions	(126,309)
Total expenses after reductions		3,796,186
Net Investment income (loss)		38,582,170
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(561,684)
Futures contracts	(11,016,216)
Total net realized gain (loss)		(11,577,900)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	12,360,791
Futures contracts	5,324,321
Total change in net unrealized appreciation (depreciation)		17,685,112
Net gain (loss)		6,107,212
Net increase (decrease) in net assets resulting from operations		$44,689,382
Statement of Changes in Net Assets

	Six months ended February 28, 2025 (Unaudited)	Year ended August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$38,582,170	$65,707,496
Net realized gain (loss)	(11,577,900)	(19,245,340)
Change in net unrealized appreciation (depreciation)	17,685,112	111,932,852
Net increase (decrease) in net assets resulting from operations	44,689,382	158,395,008
Distributions to shareholders	(37,289,961)	(63,442,184)

Share transactions - net increase (decrease)	94,850,968	(427,330,568)
Total increase (decrease) in net assets	102,250,389	(332,377,744)

Net Assets
Beginning of period	2,043,654,532	2,376,032,276
End of period	$2,145,904,921	$2,043,654,532

Financial Highlights
Fidelity Advisor® Limited Term Bond Fund Class A

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.41	$10.91	$10.90	$11.83	$11.97	$11.67
Income from Investment Operations
Net investment income (loss) A,B	.197	.314	.217	.116	.132	.227
Net realized and unrealized gain (loss)	.033	.491	.004	(.910)	(.085)	.299
Total from investment operations	.230	.805	.221	(.794)	.047	.526
Distributions from net investment income	(.190)	(.305)	(.211)	(.112)	(.129)	(.226)
Distributions from net realized gain	-	-	-	(.024)	(.058)	-
Total distributions	(.190)	(.305)	(.211)	(.136)	(.187)	(.226)
Net asset value, end of period	$11.45	$11.41	$10.91	$10.90	$11.83	$11.97
Total Return C,D,E	2.04%	7.48%	2.06%	(6.75)%	.40%	4.56%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.61% H	.60%	.69%	.75%	.75%	.75%
Expenses net of fee waivers, if any	.61 % H	.60%	.69%	.75%	.75%	.75%
Expenses net of all reductions	.61% H	.60%	.69%	.75%	.75%	.75%
Net investment income (loss)	3.49% H	2.83%	2.00%	1.02%	1.11%	1.94%
Supplemental Data
Net assets, end of period (000 omitted)	$326,778	$308,260	$313,202	$365,178	$445,468	$368,675
Portfolio turnover rate I	54 % H	65%	26%	29%	81%	54%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Limited Term Bond Fund Class M

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.41	$10.92	$10.90	$11.83	$11.97	$11.68
Income from Investment Operations
Net investment income (loss) A,B	.197	.314	.217	.115	.132	.227
Net realized and unrealized gain (loss)	.033	.481	.015	(.909)	(.085)	.288
Total from investment operations	.230	.795	.232	(.794)	.047	.515
Distributions from net investment income	(.190)	(.305)	(.212)	(.112)	(.129)	(.225)
Distributions from net realized gain	-	-	-	(.024)	(.058)	-
Total distributions	(.190)	(.305)	(.212)	(.136)	(.187)	(.225)
Net asset value, end of period	$11.45	$11.41	$10.92	$10.90	$11.83	$11.97
Total Return C,D,E	2.04%	7.39%	2.15%	(6.75)%	.40%	4.47%
Ratios to Average Net Assets A,F,G
Expenses before reductions	.61% H	.60%	.69%	.75%	.75%	.76%
Expenses net of fee waivers, if any	.61 % H	.60%	.69%	.75%	.75%	.76%
Expenses net of all reductions	.61% H	.60%	.69%	.75%	.75%	.76%
Net investment income (loss)	3.49% H	2.83%	2.00%	1.01%	1.11%	1.93%
Supplemental Data
Net assets, end of period (000 omitted)	$94,958	$99,607	$111,487	$118,756	$161,105	$167,201
Portfolio turnover rate I	54 % H	65%	26%	29%	81%	54%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Limited Term Bond Fund Class C

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.38	$10.88	$10.87	$11.80	$11.94	$11.65
Income from Investment Operations
Net investment income (loss) A,B	.153	.228	.132	.027	.039	.134
Net realized and unrealized gain (loss)	.033	.491	.005	(.908)	(.084)	.289
Total from investment operations	.186	.719	.137	(.881)	(.045)	.423
Distributions from net investment income	(.146)	(.219)	(.127)	(.025)	(.037)	(.133)
Distributions from net realized gain	-	-	-	(.024)	(.058)	-
Total distributions	(.146)	(.219)	(.127)	(.049)	(.095)	(.133)
Net asset value, end of period	$11.42	$11.38	$10.88	$10.87	$11.80	$11.94
Total Return C,D,E	1.65%	6.67%	1.27%	(7.49)%	(.38)%	3.66%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.38% H	1.37%	1.48%	1.53%	1.53%	1.54%
Expenses net of fee waivers, if any	1.38 % H	1.37%	1.48%	1.53%	1.53%	1.54%
Expenses net of all reductions	1.38% H	1.37%	1.48%	1.53%	1.53%	1.54%
Net investment income (loss)	2.72% H	2.06%	1.22%	.24%	.33%	1.15%
Supplemental Data
Net assets, end of period (000 omitted)	$16,138	$17,816	$22,420	$31,080	$45,658	$54,337
Portfolio turnover rate I	54 % H	65%	26%	29%	81%	54%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Limited Term Bond Fund

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.44	$10.94	$10.93	$11.86	$12.00	$11.70
Income from Investment Operations
Net investment income (loss) A,B	.215	.349	.251	.150	.168	.263
Net realized and unrealized gain (loss)	.033	.491	.004	(.909)	(.085)	.299
Total from investment operations	.248	.840	.255	(.759)	.083	.562
Distributions from net investment income	(.208)	(.340)	(.245)	(.147)	(.165)	(.262)
Distributions from net realized gain	-	-	-	(.024)	(.058)	-
Total distributions	(.208)	(.340)	(.245)	(.171)	(.223)	(.262)
Net asset value, end of period	$11.48	$11.44	$10.94	$10.93	$11.86	$12.00
Total Return C,D	2.19%	7.80%	2.37%	(6.45)%	.70%	4.87%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.30% G	.30%	.39%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.30 % G	.30%	.39%	.45%	.45%	.45%
Expenses net of all reductions	.30% G	.30%	.39%	.45%	.45%	.45%
Net investment income (loss)	3.80% G	3.13%	2.30%	1.32%	1.41%	2.24%
Supplemental Data
Net assets, end of period (000 omitted)	$1,006,519	$960,952	$1,277,525	$1,593,604	$2,245,757	$2,078,737
Portfolio turnover rate H	54 % G	65%	26%	29%	81%	54%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Limited Term Bond Fund Class I

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.44	$10.94	$10.93	$11.86	$12.00	$11.70
Income from Investment Operations
Net investment income (loss) A,B	.215	.349	.247	.145	.162	.257
Net realized and unrealized gain (loss)	.033	.491	.005	(.910)	(.084)	.299
Total from investment operations	.248	.840	.252	(.765)	.078	.556
Distributions from net investment income	(.208)	(.340)	(.242)	(.141)	(.160)	(.256)
Distributions from net realized gain	-	-	-	(.024)	(.058)	-
Total distributions	(.208)	(.340)	(.242)	(.165)	(.218)	(.256)
Net asset value, end of period	$11.48	$11.44	$10.94	$10.93	$11.86	$12.00
Total Return C,D	2.19%	7.80%	2.34%	(6.49)%	.66%	4.82%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.35% G	.35%	.44%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.30 % G	.30%	.42%	.50%	.50%	.50%
Expenses net of all reductions	.30% G	.30%	.42%	.50%	.50%	.50%
Net investment income (loss)	3.80% G	3.13%	2.27%	1.27%	1.36%	2.20%
Supplemental Data
Net assets, end of period (000 omitted)	$472,755	$477,123	$494,305	$656,342	$871,438	$765,760
Portfolio turnover rate H	54 % G	65%	26%	29%	81%	54%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Limited Term Bond Fund Class Z

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.44	$10.94	$10.93	$11.86	$12.00	$11.70
Income from Investment Operations
Net investment income (loss) A,B	.217	.354	.259	.160	.179	.273
Net realized and unrealized gain (loss)	.034	.491	.004	(.909)	(.085)	.299
Total from investment operations	.251	.845	.263	(.749)	.094	.572
Distributions from net investment income	(.211)	(.345)	(.253)	(.157)	(.176)	(.272)
Distributions from net realized gain	-	-	-	(.024)	(.058)	-
Total distributions	(.211)	(.345)	(.253)	(.181)	(.234)	(.272)
Net asset value, end of period	$11.48	$11.44	$10.94	$10.93	$11.86	$12.00
Total Return C,D	2.21%	7.85%	2.45%	(6.36)%	.79%	4.97%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.25% G	.25%	.34%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.25 % G	.25%	.32%	.36%	.36%	.36%
Expenses net of all reductions	.25% G	.25%	.32%	.36%	.36%	.36%
Net investment income (loss)	3.85% G	3.18%	2.38%	1.41%	1.50%	2.33%
Supplemental Data
Net assets, end of period (000 omitted)	$228,757	$179,895	$157,093	$215,329	$301,008	$217,972
Portfolio turnover rate H	54 % G	65%	26%	29%	81%	54%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended February 28, 2025

1. Organization.
Fidelity Advisor Limited Term Bond Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Limited Term Bond Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income.  For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$21,841,165
Gross unrealized depreciation	(32,571,197)
Net unrealized appreciation (depreciation)	$(10,730,032)
Tax cost	$2,178,208,943

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(28,127,834)
Long-term	(78,621,530)
Total capital loss carryforward	$(106,749,364)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity Advisor Limited Term Bond Fund	354,702,973

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Limited Term Bond Fund	322,664,523	325,488,300

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, transfer agent fees, distribution and service plan fees and certain other expenses such as proxy and shareholder meeting expenses.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	401,912	71,598
Class M	- %	.25%	121,599	2,253
Class C	.75%	.25%	85,035	9,580
			608,546	83,431

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	10,723
Class M	1,070
Class C A	87
11,880

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Fidelity Limited Term Bond Fund and Class Z. FIIOC receives an asset-based fee of Fidelity Limited Term Bond Fund's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount ($)	% of Class-Level Average Net AssetsA
Class A	246,287.15
Class M	73,663.15
Class C	14,772.17
Fidelity Limited Term Bond Fund	489,485.10
Class I	349,304.15
Class Z	52,148.05
	1,225,659

A Annualized

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral or, for non-cash collateral, loan fees received from the borrower as compensation for the securities loaned, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of interest. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Limited Term Bond Fund	1,292	-	-
9. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2025. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class I	.30%	124,175

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $2,134.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2025	Year ended August 31, 2024
Fidelity Advisor Limited Term Bond Fund
Distributions to shareholders
Class A	$5,366,658	$8,288,493
Class M	1,623,951	2,867,673
Class C	218,402	379,561
Fidelity Limited Term Bond Fund	17,819,521	32,632,639
Class I	8,415,383	14,618,772
Class Z	3,846,046	4,655,046
Total	$37,289,961	$63,442,184

11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2025	Year ended August 31, 2024	Six months ended February 28, 2025	Year ended August 31, 2024
Fidelity Advisor Limited Term Bond Fund
Class A
Shares sold	10,904,513	17,119,323	$124,279,465	$190,478,934
Reinvestment of distributions	452,985	712,616	5,160,693	7,933,646
Shares redeemed	(9,833,357)	(19,521,255)	(111,939,682)	(216,856,087)
Net increase (decrease)	1,524,141	(1,689,316)	$17,500,476	$(18,443,507)
Class M
Shares sold	1,044,944	2,367,357	$11,923,727	$26,342,533
Reinvestment of distributions	137,387	248,857	1,566,019	2,771,362
Shares redeemed	(1,618,429)	(4,103,885)	(18,442,609)	(45,615,595)
Net increase (decrease)	(436,098)	(1,487,671)	$(4,952,863)	$(16,501,700)
Class C
Shares sold	137,109	293,162	$1,558,613	$3,237,711
Reinvestment of distributions	18,276	32,490	207,719	360,849
Shares redeemed	(307,715)	(820,240)	(3,493,783)	(9,051,235)
Net increase (decrease)	(152,330)	(494,588)	$(1,727,451)	$(5,452,675)
Fidelity Limited Term Bond Fund
Shares sold	11,327,809	12,779,286	$129,318,106	$142,419,042
Reinvestment of distributions	1,392,188	2,547,109	15,903,100	28,410,746
Shares redeemed	(9,040,128)	(48,116,171)	(103,174,040)	(535,266,879)
Net increase (decrease)	3,679,869	(32,789,776)	$42,047,166	$(364,437,091)
Class I
Shares sold	5,582,478	10,804,320	$63,791,215	$120,467,148
Reinvestment of distributions	562,970	989,821	6,431,512	11,049,534
Shares redeemed	(6,670,254)	(15,273,195)	(76,300,445)	(169,835,204)
Net increase (decrease)	(524,806)	(3,479,054)	$(6,077,718)	$(38,318,522)
Class Z
Shares sold	6,132,184	7,385,172	$70,127,428	$82,444,988
Reinvestment of distributions	263,878	325,110	3,013,805	3,632,349
Shares redeemed	(2,193,101)	(6,344,971)	(25,079,875)	(70,254,410)
Net increase (decrease)	4,202,961	1,365,311	$48,061,358	$15,822,927
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13 Credit Risk.
The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.
14. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Advisor Limited Term Bond Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity and derivatives risk management. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and the total expense ratio of the retail class, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the retail class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the retail class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the retail class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2023 and below the competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the similar sales load structure group for 2023 and below the competitive median of the total expense asset size peer group for 2023.
Other Contractual Arrangements. The Board considered that FMR has contractually agreed to reimburse Class I of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.30% through December 31, 2025.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.704556.127
LTB-SANN-0425
Fidelity® Series Investment Grade Securitized Fund

Semi-Annual Report
February 28, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Series Investment Grade Securitized Fund
Schedule of Investments February 28, 2025 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 4.7%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (b)	108,008	109,587
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (b)	231,312	234,008
TOTAL CANADA		343,595
UNITED STATES - 4.7%
Achv Abs Trust Series 2024-3AL Class A, 5.01% 12/26/2031 (b)	65,697	65,850
Affirm Asset Securitization Trust Series 2024-A Class 1A, 5.61% 2/15/2029 (b)	400,000	403,221
Affirm Asset Securitization Trust Series 2024-X1 Class A, 6.27% 5/15/2029 (b)	61,368	61,508
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/2028	255,000	256,809
American Express Credit Account Master Trust Series 2023-1 Class A, 4.87% 5/15/2028	679,000	683,428
Ari Fleet Lease Trust 2024-B Series 2024-B Class A2, 5.54% 4/15/2033 (b)	116,597	117,493
Bofa Auto Trust Series 2024-1A Class A3, 5.35% 11/15/2028 (b)	98,000	99,247
CarMax Auto Owner Trust Series 2023-2 Class A2A, 5.5% 6/15/2026	27,836	27,856
CarMax Auto Owner Trust Series 2023-4 Class A3, 6% 7/17/2028	234,000	238,213
CarMax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/2029	187,000	189,978
CarMax Select Receivables Trust Series 2024-A Class A2A, 5.78% 9/15/2027	68,764	69,143
CarMax Select Receivables Trust Series 2024-A Class A3, 5.4% 11/15/2028	67,000	67,861
CFMT LLC Series 2023-HB12 Class A, 4.25% 4/25/2033 (b)	81,148	80,430
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/2029 (b)	239,000	241,689
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (b)	304,000	307,336
Cnh Equipment Trust Series 2023-A Class A2, 5.34% 9/15/2026	35,561	35,584
Dell Equip Fin Trust Series 2024-2 Class A3, 4.59% 8/22/2030 (b)	302,000	303,462
DLLAA LLC Series 2025-1A Class A3, 4.95% 9/20/2029 (b)	1,450,000	1,470,188
DLLAA Series 2023-1A Class A2, 5.93% 7/20/2026 (b)	41,468	41,614
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (b)	102,000	103,583
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (b)	500,000	501,337
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (b)	82,000	83,635
Dllmt 2024-1 LLC Series 2024-1A Class A3, 4.84% 8/21/2028 (b)	521,000	524,913
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (b)	277,708	282,678
Enterprise Fleet Financing LLC Series 2024-4 Class A3, 4.56% 11/20/2028 (b)	361,000	361,873
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (b)	240,195	241,872
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (b)	171,000	174,506
Ford Credit Auto Owner Trust Series 2020-2 Class A, 1.06% 4/15/2033 (b)	2,750,000	2,691,721
Ford Credit Auto Owner Trust Series 2022-1 Class A, 3.88% 11/15/2034 (b)	700,000	692,234
Ford Credit Auto Owner Trust Series 2023-2 Class A, 5.28% 2/15/2036 (b)	700,000	719,758
Ford Credit Floorplan Master Owner Trust A Series 2023-1 Class A1, 4.92% 5/15/2028 (b)	789,000	792,985
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class A1, 5.29% 4/15/2029 (b)	2,500,000	2,543,894
GM Financial Consumer Automobile Receivables Trust Series 2023-3 Class A3, 5.45% 6/16/2028	214,000	215,902
Gm Financial Leasing Trust Series 2023-3 Class A3, 5.38% 11/20/2026	106,000	106,377
GM Financial Revolving Receivables Trust Series 2024-1 Class A, 4.98% 12/11/2036 (b)	704,000	717,079
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A1, 5.34% 6/15/2028 (b)	1,126,000	1,138,391
Greensky Home Improvement Trust Series 2024-2 Class A2, 5.25% 10/27/2059 (b)	1,803,067	1,809,567
Honda Auto Receivables 2023-3 Owner Tr Series 2023-3 Class A3, 5.41% 2/18/2028	600,000	605,934
HPEFS Equipment Trust Series 2024-2A Class A3, 5.36% 10/20/2031 (b)	400,000	404,157
Hyundai Auto Lease Securitization Trust Series 2024-B Class A3, 5.41% 5/17/2027 (b)	453,000	458,091
Hyundai Auto Receivables Trust Series 2024-A Class A3, 4.99% 2/15/2029	268,000	270,533
Kubota Credit Owner Trust Series 2024-2A Class A3, 5.26% 11/15/2028 (b)	528,000	537,490
Marlette Funding Trust Series 2024-1A Class A, 5.95% 7/17/2034 (b)	38,320	38,472
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/2028	290,000	293,959
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3, 4.23% 2/15/2028	1,000,000	998,096
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/2036 (b)	626,327	632,652
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (b)	260,000	263,020
Oportun Funding Trust Series 2024-3 Class A, 5.26% 8/15/2029 (b)	195,043	195,271
OWN Equipment Fund I LLC Series 2024-2M Class A, 5.7% 12/20/2032 (b)	781,597	790,738
Peac Solutions Receivables Series 2025-1A Class A2, 4.94% 10/20/2028 (b)	265,000	265,906
Post Road Equipment Finance LLC Series 2025-1A Class A2, 4.9% 5/15/2031 (b)	140,000	140,499
PRMI Securitization Trust Series 2024-CMG1 Class A1, U.S. 30-Day Avg. SOFR Index + 1.3%, 5.985% 7/25/2054 (b)(c)(d)	615,072	614,875
PRPM Trust Series 2023-RCF2 Class A1, 4% 11/25/2053 (b)	475,540	465,523
Sbna Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/2027 (b)	258,000	261,241
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (b)	232,000	232,303
SFS Auto Receivables Securitization Trust Series 2023-1A Class A2A, 5.89% 3/22/2027 (b)	21,622	21,660
Sfs Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/2029 (b)	147,000	149,155
Store Master Funding Series 2021-1A Class A1, 2.12% 6/20/2051 (b)	785,333	718,649
T-Mobile US Trust Series 2025-1A Class A, 4.74% 11/20/2029 (b)	400,000	400,250
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/2026 (b)	172,266	172,797
Tesla Series 2024-A Class A2A, 5.37% 6/22/2026 (b)	48,581	48,693
Toyota Auto Loan Extended Note Trust Series 2021-1A Class A, 1.07% 2/27/2034 (b)	1,800,000	1,741,498
Toyota Lease Owner Trust Series 2023-A Class A3, 4.93% 4/20/2026 (b)	116,048	116,161
USAA Auto Owner Trust Series 2024-A Class A3, 5.03% 3/15/2029 (b)	1,900,000	1,919,683
Volkswagen Auto Lease Trust Series 2024-A Class A3, 5.21% 6/21/2027	229,000	231,335
Volvo Financial Equipment LLC Series 2024-1A Class A3, 4.29% 10/16/2028 (b)	116,000	115,760
Wheels Fleet Lease Funding 1 LLC Series 2023-2A Class A, 6.46% 8/18/2038 (b)	849,778	864,245
Wheels Fleet Lease Funding 1 LLC Series 2024-1A Class A1, 5.49% 2/18/2039 (b)	1,274,522	1,288,882
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (b)	402,000	403,981
Willis Engine Structured Tr VII Series 2023-A Class A, 8% 10/15/2048 (b)	240,158	248,479
World Omni Auto Receivables Trust 2023-B Series 2023-B Class A3, 4.66% 5/15/2028	252,475	252,782
World Omni Auto Receivables Trust 2023-C Series 2023-C Class A3, 5.15% 11/15/2028	130,000	130,942
TOTAL UNITED STATES		34,756,927
TOTAL ASSET-BACKED SECURITIES (Cost $34,705,333)		35,100,522

Collateralized Mortgage Obligations - 6.7%
	Principal Amount (a)	Value ($)
UNITED STATES - 6.7%
Ajax Mortgage Loan Trust Series 2021-C Class A, 5.115% 1/25/2061 (b)	112,575	111,607
Ajax Mortgage Loan Trust Series 2021-E Class A1, 1.74% 12/25/2060 (b)	1,150,230	1,000,918
Binom Securitization Trust Series 2022-RPL1 Class A1, 3% 2/25/2061 (b)	270,293	249,347
Bravo Residential Funding Trust Series 2022-RPL1 Class A1, 2.75% 9/25/2061 (b)	903,978	822,036
CFMT LLC Series 2022-HB8 Class A, 3.75% 4/25/2025 (b)	1,001,162	995,255
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (b)(d)	162,078	158,774
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (b)(d)	88,531	87,451
Fannie Mae Guaranteed REMICS Series 2013-44 Class DJ, 1.85% 5/25/2033	72,110	66,345
Fannie Mae Guaranteed REMICS Series 2020-51 Class BA, 2% 6/25/2046	568,999	502,926
Fannie Mae Guaranteed REMICS Series 2021-59 Class H, 2% 6/25/2048	259,937	215,024
Fannie Mae Guaranteed REMICS Series 2021-66 Class DA, 2% 1/25/2048	275,450	229,418
Fannie Mae Guaranteed REMICS Series 2021-66 Class DM, 2% 1/25/2048	292,725	243,806
Fannie Mae Guaranteed REMICS Series 2021-69 Class JK, 1.5% 10/25/2051	258,454	216,452
Fannie Mae Guaranteed REMICS Series 2021-77 Class CH, 1.5% 8/25/2050	110,205	90,110
Fannie Mae Guaranteed REMICS Series 2021-85 Class L, 2.5% 8/25/2048	241,695	212,194
Fannie Mae Guaranteed REMICS Series 2021-95 Class BA, 2.5% 6/25/2049	739,599	646,378
Fannie Mae Guaranteed REMICS Series 2021-95, 2.5% 9/25/2048	486,820	428,356
Fannie Mae Guaranteed REMICS Series 2021-96 Class AH, 2.5% 3/25/2049	1,102,712	966,507
Fannie Mae Guaranteed REMICS Series 2021-96 Class HA, 2.5% 2/25/2050	393,978	342,711
Fannie Mae Guaranteed REMICS Series 2022-1 Class KA, 3% 5/25/2048	235,194	215,335
Fannie Mae Guaranteed REMICS Series 2022-11 Class B, 3% 6/25/2049	282,245	258,175
Fannie Mae Guaranteed REMICS Series 2022-13 Class HA, 3% 8/25/2046	259,377	242,130
Fannie Mae Guaranteed REMICS Series 2022-13 Class JA, 3% 5/25/2048	248,454	227,528
Fannie Mae Guaranteed REMICS Series 2022-2 Class TH, 2.5% 2/25/2052	139,826	127,110
Fannie Mae Guaranteed REMICS Series 2022-3 Class D, 2% 2/25/2048	672,208	594,280
Fannie Mae Guaranteed REMICS Series 2022-3 Class N, 2% 10/25/2047	1,871,739	1,638,055
Fannie Mae Guaranteed REMICS Series 2022-4 Class B, 2.5% 5/25/2049	286,412	250,681
Fannie Mae Guaranteed REMICS Series 2022-49 Class TC, 4% 12/25/2048	207,751	201,284
Fannie Mae Guaranteed REMICS Series 2022-5 Class DA, 2.25% 11/25/2047	775,407	687,105
Fannie Mae Guaranteed REMICS Series 2022-7 Class A, 3% 5/25/2048	334,130	305,966
Fannie Mae Guaranteed REMICS Series 2022-7 Class E, 2.5% 11/25/2047	714,867	640,651
Fannie Mae Guaranteed REMICS Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.802% 11/25/2053 (c)(d)	1,279,221	1,288,461
Fannie Mae Guaranteed REMICS Series 2024-41 Class FB, U.S. 30-Day Avg. SOFR Index + 1.53%, 5.882% 7/25/2054 (c)(d)	396,465	398,281
Fannie Mae Mortgage pass-thru certificates Series 2020-56 Class AH, 2% 5/25/2045	510,729	475,932
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.552% 6/25/2054 (c)(d)	1,109,307	1,109,933
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.552% 9/25/2054 (c)(d)	506,447	507,256
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.752% 2/25/2055 (c)(d)	831,909	833,710
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.752% 9/25/2054 (c)(d)	833,826	835,114
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.552% 2/25/2055 (c)(d)	1,091,530	1,093,531
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.502% 2/25/2055 (c)(d)	436,118	437,165
Fannie Mae Series 2022-30 Class E, 4.5% 7/25/2048	671,601	659,236
Fannie Mae Series 2022-9 Class BA, 3% 5/25/2048	206,074	188,683
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class EA, 2.5% 8/25/2048	199,326	175,032
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	225,128	196,464
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5164 Class M, 2.5% 7/25/2048	203,486	178,877
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5165 Class PC, 1.5% 11/25/2051	325,327	272,235
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5002 Class TJ, 2% 7/25/2050	954,903	802,158
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5018 Class LC, 3% 10/25/2040	146,280	132,700
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5041 Class LA, 1.5% 11/25/2040	1,310,888	1,102,130
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5046 Class PT, 1.5% 11/25/2040	999,029	839,250
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5083 Class VA, 1% 8/15/2038	504,013	476,865
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5141 Class JM, 1.5% 4/25/2051	192,410	160,290
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class AD, 1.5% 10/25/2051	257,211	214,802
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class PC, 1.5% 10/25/2051	253,976	209,820
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class TP, 2.5% 6/25/2049	202,033	176,264
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	1,416,891	1,225,116
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	281,435	251,527
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5182 Class A, 2.5% 10/25/2048	1,872,775	1,647,356
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	194,550	170,081
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class TP, 2.5% 5/25/2049	210,988	184,454
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	175,343	156,609
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class CA, 2.5% 5/25/2049	176,570	154,339
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	330,870	285,483
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5196 Class ME, 1.75% 2/25/2052	1,337,040	1,164,780
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class A, 2.5% 6/25/2049	176,571	154,339
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	133,062	118,945
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	626,501	563,099
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5200 Class LA, 3% 10/25/2048	333,981	305,156
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5201 Class EB, 3% 2/25/2048	3,620,056	3,328,661
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class AG, 3% 1/25/2049	126,845	115,730
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047	142,769	127,770
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class UA, 3% 4/25/2050	294,425	264,108
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5210 Class AB, 3% 1/25/2042	379,650	353,671
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5214 Class CB, 3.25% 4/25/2052	925,401	865,655
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5236 Class P, 5% 4/25/2048	306,134	306,828
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5266 Class CD, 4.5% 10/25/2044	175,313	173,583
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.502% 2/25/2055 (c)(d)	2,812,069	2,815,520
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.552% 2/25/2055 (c)(d)	395,061	394,002
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 5.602% 10/25/2054 (c)(d)	783,663	785,610
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5509 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.502% 2/25/2055 (c)(d)	602,996	604,333
Ginnie Mae Mortgage pass-thru certificates Series 2018-H12 Class HA, 3.25% 8/20/2068 (e)	34,632	33,616
Ginnie Mae REMIC pass-thru certificates Series 2016-69 Class WA, 3% 2/20/2046	17,708	16,273
Ginnie Mae REMIC pass-thru certificates Series 2017-139 Class BA, 3% 9/20/2047	110,683	99,231
Ginnie Mae REMIC pass-thru certificates Series 2019-23 Class NF, CME Term SOFR 1 month Index + 0.5645%, 4.8763% 2/20/2049 (c)(d)	80,220	79,045
GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1, 3.75% 7/25/2061 (b)	631,710	608,987
MFA Trust Series 2022-RPL1 Class A1, 3.3% 8/25/2061 (b)	744,831	695,952
MFRA Trust Series 2024-RPL1 Class A1, 4.25% 2/25/2066 (b)(d)	284,314	265,937
New Residential Mortgage Loan Trust Series 2019-1A Class A1B, 3.5% 10/25/2059 (b)	40,295	37,356
New York Mortgage Trust Series 2021-SP1 Class A1, 4.6696% 8/25/2061 (b)	207,268	202,800
NYMT Loan Trust Series 2021-CP1 Class A1, 2.0424% 7/25/2061 (b)	1,089,359	1,006,603
NYMT Loan Trust Series 2024-CP1 Class A1, 3.75% 2/25/2068 (b)	360,966	336,943
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (b)	24,840	24,527
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (b)	43,582	42,503
Onity Loan Investment Trust 2024-Hb2 Series 2024-HB2 Class A, 5% 8/25/2037 (b)	285,173	284,798
PRET Trust Series 2024-RPL1 Class A1, 3.9% 10/25/2063 (b)	606,565	573,302
PRPM LLC Series 2021-RPL1 Class A1, 1.319% 7/25/2051 (b)	77,279	71,277
PRPM LLC Series 2021-RPL2 Class A1, 1.455% 10/25/2051 (b)(d)	107,211	98,552
PRPM LLC Series 2024-RCF3 Class A1, 4% 5/25/2054 (b)	698,987	684,509
PRPM LLC Series 2024-RCF4 Class A1, 4% 7/25/2054 (b)	254,698	249,186
PRPM LLC Series 2024-RCF6 Class A1, 4% 10/25/2054 (b)(d)	92,986	90,595
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (b)(d)	574,268	553,414
RMF Buyout Issuance Trust Series 2020-HB1 Class A1, 1.7188% 10/25/2050 (b)	182,707	174,434
RMF Buyout Issuance Trust Series 2021-HB1 Class A, 1.2586% 11/25/2031 (b)	18,979	18,920
Towd Point Mortgage Trust Series 2021-1 Class A1, 2.25% 11/25/2061 (b)(d)	1,643,891	1,519,302
Towd Point Mortgage Trust Series 2022-1 Class A1, 3.75% 7/25/2062 (b)	361,681	340,201
TOTAL UNITED STATES		50,363,122
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $50,543,093)		50,363,122

Commercial Mortgage Securities - 10.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 10.1%
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (b)	100,000	94,125
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class A, CME Term SOFR 1 month Index + 1.15%, 5.462% 1/15/2039 (b)(c)(d)	249,399	248,698
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class B, CME Term SOFR 1 month Index + 1.55%, 5.862% 1/15/2039 (b)(c)(d)	90,691	90,095
BANK Series 2017-BNK5 Class A5, 3.39% 6/15/2060	600,000	582,980
BANK Series 2018-BN10 Class A4, 3.428% 2/15/2061	227,674	219,819
BANK Series 2018-BN10 Class A5, 3.688% 2/15/2061	1,900,000	1,842,545
BANK Series 2018-BN13 Class A5, 4.217% 8/15/2061	700,000	686,743
BANK Series 2018-BN14 Class A4, 4.231% 9/15/2060	600,000	588,562
BANK Series 2018-BN14 Class ASB, 4.185% 9/15/2060	207,591	205,809
BANK Series 2019-BN23 Class ASB, 2.846% 12/15/2052	96,596	92,433
BANK Series 2020-BN25 Class XB, 0.4365% 1/15/2063 (d)(g)	2,000,000	38,272
BANK Series 2020-BN26 Class ASB, 2.313% 3/15/2063	900,000	853,500
BANK Series 2021-BN33 Class XA, 1.0458% 5/15/2064 (d)(g)	2,996,409	133,180
BANK Series 2023-BNK45 Class A5, 5.203% 2/15/2056 (d)	400,000	405,195
BBCMS Mortgage Trust Series 2023-C21 Class A3, 6.2965% 9/15/2056 (d)	246,000	261,920
Benchmark Mortgage Trust Series 2018-B1 Class ASB, 3.602% 1/15/2051	230,909	227,817
Benchmark Mortgage Trust Series 2018-B2 Class ASB, 3.7802% 2/15/2051	199,162	197,063
Benchmark Mortgage Trust Series 2019-B10 Class A4, 3.717% 3/15/2062	229,000	219,689
Benchmark Mortgage Trust Series 2019-B12 Class XA, 1.0657% 8/15/2052 (d)(g)	878,354	25,725
Benchmark Mortgage Trust Series 2019-B14 Class XA, 0.7554% 12/15/2062 (d)(g)	8,891,230	200,727
Benchmark Mortgage Trust Series 2020-B17 Class XA, 1.4018% 3/15/2053 (d)(g)	1,843,509	88,550
Benchmark Mortgage Trust Series 2020-B18 Class XA, 1.7827% 7/15/2053 (d)(g)	1,358,193	72,475
Benchmark Mortgage Trust Series 2021-B31 Class A5, 2.669% 12/15/2054	200,000	173,228
Benchmark Mortgage Trust Series 2024-V9 Class A3, 5.6019% 8/15/2057	900,000	928,153
BLOX Trust Series 2021-BLOX Class A, CME Term SOFR 1 month Index + 1.1145%, 5.4265% 9/15/2026 (b)(c)(d)	531,000	519,804
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.654% 3/15/2041 (b)(c)(d)	221,077	221,146
BMO Mortgage Trust Series 2022-C3 Class ASB, 5.3255% 9/15/2054 (d)	500,000	514,108
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.6838% 6/15/2041 (b)(c)(d)	313,000	313,196
BPR Trust Series 2022-OANA Class A, CME Term SOFR 1 month Index + 1.898%, 6.2099% 4/15/2037 (b)(c)(d)	1,680,000	1,682,098
BPR Trust Series 2022-OANA Class B, CME Term SOFR 1 month Index + 2.447%, 6.7589% 4/15/2037 (b)(c)(d)	54,000	54,068
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.7035% 3/15/2041 (b)(c)(d)	1,265,926	1,267,508
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 5.3583% 4/15/2034 (b)(c)(d)	56,047	55,696
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 5.1156% 10/15/2036 (b)(c)(d)	475,000	472,550
BX Commercial Mortgage Trust Series 2021-VINO Class A, CME Term SOFR 1 month Index + 0.7668%, 5.0788% 5/15/2038 (b)(c)(d)	69,580	69,493
BX Commercial Mortgage Trust Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 5.8029% 4/15/2037 (b)(c)(d)	329,775	329,878
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 5.3248% 2/15/2039 (b)(c)(d)	160,316	160,016
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 6.0733% 12/9/2040 (b)(c)(d)	258,479	259,045
BX Commercial Mortgage Trust Series 2023-XL3 Class B, CME Term SOFR 1 month Index + 2.1908%, 6.5027% 12/9/2040 (b)(c)(d)	143,202	143,604
BX Commercial Mortgage Trust Series 2024-5C6 Class A3, 5.3161% 9/15/2057	1,200,000	1,224,289
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.6047% 12/15/2039 (b)(c)(d)	158,000	157,951
BX Commercial Mortgage Trust Series 2024-MDHS Class A, 5.9475% 5/15/2041 (b)(d)	587,426	588,528
BX Trust Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 5.2265% 2/15/2036 (b)(c)(d)	282,000	281,648
BX Trust Series 2021-MFM1 Class A, CME Term SOFR 1 month Index + 0.8145%, 5.1265% 1/15/2034 (b)(c)(d)	123,443	123,173
BX Trust Series 2021-SOAR Class A, CME Term SOFR 1 month Index + 0.7845%, 5.0965% 6/15/2038 (b)(c)(d)	591,798	590,319
BX Trust Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.7537% 4/15/2041 (b)(c)(d)	686,370	687,228
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.7539% 2/15/2039 (b)(c)(d)	547,241	548,096
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 6.0031% 3/15/2041 (b)(c)(d)	187,641	187,758
BX Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 5.4603% 2/15/2035 (b)(c)(d)	437,000	436,179
BX Trust Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.4674% 3/15/2030 (b)(c)(d)	1,363,000	1,361,297
CAMB Commercial Mortgage Trust Series 2019-LIFE Class A, CME Term SOFR 1 month Index + 1.367%, 5.679% 12/15/2037 (b)(c)(d)	652,000	652,000
CCUBS Commercial Mortgage Trust Series 2017-C1 Class ASB, 3.462% 11/15/2050	52,843	52,141
CD Mortgage Trust Series 2017-CD6 Class ASB, 3.332% 11/13/2050	991,014	972,618
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A2, 3.5853% 12/10/2054	439,884	429,784
CFCRE Commercial Mortgage Trust Series 2017-C8 Class A3, 3.3048% 6/15/2050	694,202	670,236
Citigroup Commercial Mortgage Trust Series 2015-GC33 Class AAB, 3.522% 9/10/2058	24,910	24,842
Citigroup Commercial Mortgage Trust Series 2015-P1 Class A5, 3.717% 9/15/2048	1,090,000	1,082,984
Citigroup Commercial Mortgage Trust Series 2017-P7 Class AAB, 3.509% 4/14/2050	151,876	150,324
Citigroup Commercial Mortgage Trust Series 2019-GC41 Class XA, 1.0322% 8/10/2056 (d)(g)	4,211,513	142,048
COMM Mortgage Trust Series 2015-CR24 Class A5, 3.696% 8/10/2048	1,000,000	995,004
COMM Mortgage Trust Series 2015-LC21 Class A4, 3.708% 7/10/2048	1,000,000	996,710
COMM Mortgage Trust Series 2016-COR1 Class ASB, 2.972% 10/10/2049	226,133	223,628
CSAIL Commercial Mortgage Trust Series 2015-C4 Class A3, 3.5438% 11/15/2048	1,049,733	1,044,720
CSAIL Commercial Mortgage Trust Series 2016-C7 Class ASB, 3.3143% 11/15/2049	200,922	200,259
DBJPM Mortgage Trust Series 2017-C6 Class ASB, 3.121% 6/10/2050	308,544	303,014
ELP Commercial Mortgage Trust Series 2021-ELP Class A, CME Term SOFR 1 month Index + 0.8155%, 5.1275% 11/15/2038 (b)(c)(d)	948,896	945,634
ELP Commercial Mortgage Trust Series 2021-ELP Class B, CME Term SOFR 1 month Index + 1.2347%, 5.5467% 11/15/2038 (b)(c)(d)	661,230	658,957
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K047 Class A2, 3.329% 5/25/2025	1,668,568	1,662,194
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K049 Class A2, 3.01% 7/25/2025	42,123	41,866
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K054 Class A2, 2.745% 1/25/2026	1,086,257	1,070,367
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K068 Class A2, 3.244% 8/25/2027	400,000	390,064
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K069 Class A2, 3.187% 9/25/2027	691,802	673,325
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K070 Class A2, 3.303% 11/25/2027	900,000	877,156
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K071 Class A2, 3.286% 11/25/2027	500,000	486,795
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K072 Class A2, 3.444% 12/25/2027	500,000	488,576
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K073 Class A2, 3.35% 1/25/2028	700,000	682,106
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K074 Class A2, 3.6% 1/25/2028	2,300,000	2,257,263
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K076 Class A2, 3.9% 4/25/2028	500,000	494,025
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K077 Class A2, 3.85% 5/25/2028	1,600,000	1,577,598
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K081 Class A2, 3.9% 8/25/2028	300,000	295,893
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K083 Class A2, 4.05% 9/25/2028	400,000	396,313
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K084 Class A2, 3.78% 10/25/2028	300,000	294,562
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K098 Class A2, 2.425% 8/25/2029	200,000	184,792
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K740 Class A2, 1.47% 9/25/2027	900,000	839,061
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K746 Class A2, 2.031% 9/25/2028	900,000	832,187
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K139 Class A2, 2.59% 1/25/2032	400,000	355,867
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-167 Class A2, 4.76% 10/25/2034	1,400,000	1,418,663
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K758 Class A2, 4.68% 10/25/2031	300,000	303,303
GS Mortgage Securities Trust Series 2011-GC5 Class AS, 5.1251% 8/10/2044 (b)(d)	580,790	557,727
GS Mortgage Securities Trust Series 2013-GC13 Class AS, 3.8748% 7/10/2046 (b)(d)(f)	46,174	44,512
GS Mortgage Securities Trust Series 2015-GC34 Class AAB, 3.278% 10/10/2048	11,658	11,614
GS Mortgage Securities Trust Series 2017-GS6 Class A2, 3.164% 5/10/2050	184,774	178,268
GS Mortgage Securities Trust Series 2018-GS10 Class A4, 3.89% 7/10/2051	3,200,000	3,071,767
GS Mortgage Securities Trust Series 2018-GS10 Class A5, 4.155% 7/10/2051	200,000	192,668
GS Mortgage Securities Trust Series 2018-GS10 Class AAB, 4.106% 7/10/2051	137,239	135,874
GS Mortgage Securities Trust Series 2018-GS9 Class A4, 3.992% 3/10/2051	300,000	292,928
GS Mortgage Securities Trust Series 2019-GSA1 Class A4, 3.0479% 11/10/2052	400,000	371,286
GS Mortgage Securities Trust Series 2020-GC45 Class AAB, 2.8428% 2/13/2053	295,090	283,643
GS Mortgage Securities Trust Series 2021-IP Class A, CME Term SOFR 1 month Index + 1.0645%, 5.3765% 10/15/2036 (b)(c)(d)	1,165,000	1,157,729
Intown Mortgage Trust Series 2022-STAY Class A, CME Term SOFR 1 month Index + 2.4886%, 6.8006% 8/15/2039 (b)(c)(d)	1,857,000	1,862,142
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6 Class ASB, 3.2829% 7/15/2050	88,225	86,977
JPMDB Commercial Mortgage Securities Trust Series 2017-C5 Class ASB, 3.4919% 3/15/2050	170,089	167,946
JPMDB Commercial Mortgage Securities Trust Series 2018-C8 Class ASB, 4.145% 6/15/2051	650,818	644,412
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 Class AS, 3.216% 4/15/2046	77,841	73,949
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFX, 4.2475% 7/5/2033 (b)	59,000	56,050
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN Class AFX, 2.8123% 1/16/2037 (b)	670,000	596,635
JPMorgan Chase Commercial Mortgage Securities Trust Series 2022-NLP Class A, CME Term SOFR 1 month Index + 0.5965%, 4.9084% 4/15/2037 (b)(c)(d)	976,280	961,635
Life Financial Services Trust Series 2022-BMR2 Class B, CME Term SOFR 1 month Index + 1.7939%, 6.1058% 5/15/2039 (b)(c)(d)	400,000	379,000
MHC Commercial Mortgage Trust Series 2021-MHC Class A, CME Term SOFR 1 month Index + 0.9154%, 5.2274% 4/15/2038 (b)(c)(d)	292,827	292,552
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28 Class A3, 3.272% 1/15/2049	75,875	75,155
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30 Class ASB, 2.729% 9/15/2049	194,553	192,903
Morgan Stanley Capital I Trust Series 2017-H1 Class A4, 3.259% 6/15/2050	700,000	679,283
Morgan Stanley Capital I Trust Series 2017-HR2 Class A3, 3.33% 12/15/2050	297,138	285,957
Morgan Stanley Capital I Trust Series 2017-HR2 Class A4, 3.587% 12/15/2050	340,000	328,962
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051	600,000	589,143
Morgan Stanley Capital I Trust Series 2019-L2 Class A3, 3.806% 3/15/2052	449,297	432,440
Morgan Stanley Capital I Trust Series 2019-NUGS Class A, CME Term SOFR 1 month Index + 1.0645%, 5.3765% 12/15/2036 (b)(c)(d)	1,000,000	858,218
Morgan Stanley Capital I Trust Series 2021-L6 Class XA, 1.1734% 6/15/2054 (d)(g)	951,500	44,169
Morgan Stanley Capital I Trust Series 2024-NSTB Class A, 3.9% 9/24/2057 (b)(d)	1,482,731	1,429,528
Natixis Commercial Mortgage Securities Trust Series 2020-2PAC Class A, 2.966% 12/15/2038 (b)	790,017	741,036
OPEN Trust Series 2023-AIR Class A, CME Term SOFR 1 month Index + 3.0891%, 7.4009% 11/15/2040 (b)(c)(d)	133,533	134,117
OPG Trust Series 2021-PORT Class A, CME Term SOFR 1 month Index + 0.5985%, 4.9105% 10/15/2036 (b)(c)(d)	576,861	573,977
RLGH Trust Series 2021-TROT Class A, CME Term SOFR 1 month Index + 0.9145%, 5.2265% 4/15/2036 (b)(c)(d)	1,900,000	1,891,404
SREIT Trust Series 2021-FLWR Class A, CME Term SOFR 1 month Index + 0.691%, 5.003% 7/15/2036 (b)(c)(d)	197,496	196,632
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 5.1571% 11/15/2038 (b)(c)(d)	1,953,652	1,949,989
SREIT Trust Series 2021-MFP Class B, CME Term SOFR 1 month Index + 1.1943%, 5.5061% 11/15/2038 (b)(c)(d)	202,628	202,248
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 5.5548% 12/15/2039 (b)(c)(d)	528,000	528,166
UBS Commercial Mortgage Trust Series 2017-C3 Class ASB, 3.215% 8/15/2050	691,307	681,554
UBS Commercial Mortgage Trust Series 2018-C12 Class ASB, 4.1945% 8/15/2051	1,410,286	1,399,674
VLS Commercial Mortgage Trust Series 2020-LAB Class X, 0.4294% 10/10/2042 (b)(d)	1,600,000	32,244
Wells Fargo Commercial Mortgage Trust Series 2016-C32 Class A3FL, CME Term SOFR 1 month Index + 1.5345%, 5.8463% 1/15/2059 (c)(d)	874,962	876,497
Wells Fargo Commercial Mortgage Trust Series 2018-C46 Class XA, 0.9035% 8/15/2051 (d)(g)	858,440	17,885
Wells Fargo Commercial Mortgage Trust Series 2019-C54 Class XA, 0.8307% 12/15/2052 (d)(g)	5,408,607	182,386
Wells Fargo Commercial Mortgage Trust Series 2021-FCMT Class A, CME Term SOFR 1 month Index + 1.3145%, 5.6265% 5/15/2031 (b)(c)(d)	845,000	841,471
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 6.1032% 10/15/2041 (b)(c)(d)	638,000	640,404
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class B, CME Term SOFR 1 month Index + 2.2906%, 6.6025% 10/15/2041 (b)(c)(d)	1,100,000	1,104,064
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A11, CME Term SOFR 1 month Index + 1.9907%, 6.3026% 8/15/2041 (b)(c)(d)	400,000	402,242
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A12, CME Term SOFR 1 month Index + 1.6912%, 6.003% 8/15/2041 (b)(c)(d)	900,000	905,093
TOTAL UNITED STATES		75,529,013
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $75,627,762)		75,529,013

U.S. Government Agency - Mortgage Securities - 122.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 122.1%
Fannie Mae 2.5% 1/1/2052	775,846	653,965
Fannie Mae 2.5% 6/1/2052	1,540,336	1,309,913
Fannie Mae 3.5% 12/1/2036	209,190	202,505
Fannie Mae 3.5% 5/1/2036	160,342	155,368
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	1,084,332	957,953
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2037	1,070,210	941,798
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	118,673	98,484
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2051	1,069,750	813,850
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2051	87,821	66,950
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	650,360	576,389
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	620,878	550,261
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	24,114	21,371
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	339,179	300,602
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	16,719	14,817
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	114,881	95,475
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041	1,956,591	1,610,967
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	16,953	15,025
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	678,573	601,394
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	116,301	96,585
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	37,147	32,817
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	34,790	30,735
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2041	121,014	100,353
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2051	863,792	657,160
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	46,439	41,027
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	45,676	40,352
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	17,250	15,213
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	123,536	102,380
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	47,163	41,593
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	47,682	42,050
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036	25,144	22,174
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	49,545	43,601
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	51,217	45,071
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	167,363	128,844
Fannie Mae Mortgage pass-thru certificates 1.5% 7/1/2036	35,489	31,231
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2036	51,138	45,002
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2036	52,805	46,469
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2037	1,777,283	1,617,905
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	828,441	665,791
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	2,507,680	2,031,797
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	67,279	54,154
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	318,996	289,692
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2040	41,008	35,325
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	18,569	15,865
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	183,506	156,776
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	865,649	738,655
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	653,210	532,721
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	1,463,483	1,191,246
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	1,939,238	1,571,229
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	605,683	492,067
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	2,145,468	1,847,241
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	832,837	711,235
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	440,530	376,390
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	185,434	158,366
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	356,155	304,265
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	377,038	305,488
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	1,222,899	990,830
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	1,923,429	1,562,627
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	141,963	114,269
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	2,125,403	1,930,157
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	15,527	13,360
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	131,766	113,687
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2041	436,580	372,360
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	403,974	325,418
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	27,210	21,774
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	397,664	323,690
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	360,253	291,888
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	563,888	456,174
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	324,478	262,902
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	1,785,508	1,446,672
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	921,498	737,410
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	92,515	89,931
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2041	16,579	14,239
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	17,236	13,906
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	890,727	713,899
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	684,202	550,726
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2041	152,432	130,843
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	17,972	14,500
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	277,582	224,818
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	272,355	220,244
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	216,718	174,982
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	205,358	166,836
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	49,702	42,870
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	1,687,624	1,356,288
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	856,608	695,120
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	470,275	376,328
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	1,878,135	1,509,396
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2035	1,251,643	1,140,575
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	18,179	15,581
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	36,086	31,119
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2051	347,056	277,724
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2052	496,405	397,238
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	270,106	246,137
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	422,210	363,046
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	277,337	236,892
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	417,872	357,761
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	2,952,244	2,381,848
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	429,698	348,692
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	158,470	128,298
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	75,840	61,472
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	34,456	27,788
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	311,334	250,792
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	410,750	373,274
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2041	52,543	44,925
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2041	421,586	360,718
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2041	521,272	445,495
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2041	276,098	235,835
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	163,490	155,822
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2040	27,880	24,788
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	232,871	196,216
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	1,925,190	1,641,406
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	89,639	75,529
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	162,127	154,599
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	10,275	9,808
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2037	59,173	53,777
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	1,972,883	1,656,174
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	123,529	104,007
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	105,205	100,366
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2034	9,942	9,327
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	293,383	258,113
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	649,034	569,994
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	423,621	372,032
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	96,463	84,867
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	88,937	78,106
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	97,604	86,236
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	2,241,614	1,879,664
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,885,167	1,595,499
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	731,822	617,544
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	292,009	278,316
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	2,413,103	2,300,919
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	1,281,228	1,081,157
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	586,163	496,096
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	121,613	114,089
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	91,198	87,002
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2042	223,525	197,030
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	18,957	16,860
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2041	129,739	115,132
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2047	44,622	37,793
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	1,330,854	1,123,449
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	162,263	154,796
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2037	472,733	429,723
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2042	93,592	81,960
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	1,689,508	1,445,216
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	10,289	9,844
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2035	3,940,977	3,684,824
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2040	75,678	67,191
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	115,930	102,597
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	146,760	129,943
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	20,044	17,672
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	54,096	47,981
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	785,665	660,523
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	944,258	800,643
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	4,116,640	3,503,390
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	870,054	733,102
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	1,485,620	1,251,774
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	397,816	334,949
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2040	455,598	404,129
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	1,794,362	1,524,816
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	119,230	105,977
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	882,105	749,045
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	14,041	13,427
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	86,346	72,485
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	1,386,431	1,167,332
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	1,336,308	1,125,130
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	1,722,417	1,450,222
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2041	545,642	480,045
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	37,720	31,665
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	134,014	128,179
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	16,796	16,076
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	507,624	445,457
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2033	67,291	64,646
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2036	3,023,819	2,855,720
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	255,979	227,750
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	1,576,087	1,388,979
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	2,689,243	2,376,708
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	252,971	221,912
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	12,485	12,018
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	612,763	586,850
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	69,020	66,908
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2049	1,798,338	1,594,961
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	100,399	88,292
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	1,237,247	1,090,365
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	633,492	557,692
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	776,997	686,211
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	336,329	325,126
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	47,448	45,879
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	23,155	22,176
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	81,198	77,663
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	18,618	17,819
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2036	2,090,437	1,969,653
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	2,180,620	1,942,187
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	928,588	816,608
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	1,597,675	1,406,507
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	4,515,855	3,954,346
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	278,661	244,447
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	256,620	226,155
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	336,604	297,275
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	120,897	117,631
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	33,544	32,248
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	152,516	146,819
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	47,502	46,081
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2036	79,186	75,106
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	209,160	185,506
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	760,495	675,915
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	786,856	692,460
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	634,935	558,764
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	1,440,348	1,262,603
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	15,317	14,726
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	23,408	22,606
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	22,627	21,803
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2040	64,484	60,456
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	1,050,131	932,354
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	542,494	482,159
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	372,535	326,563
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2036	44,073	41,802
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2038	30,718	29,427
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	44,689	39,635
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	1,079,262	958,218
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	37,613	33,359
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2038	80,062	75,686
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	867,651	764,918
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2033	39,146	37,695
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	139,513	135,439
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2035	21,004	19,987
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2036	85,824	81,134
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	350,601	310,732
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	1,049,324	929,998
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	139,316	134,197
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2036	88,296	83,471
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2038	12,614	11,988
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	1,217,383	1,075,141
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	466,531	412,604
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2030	999,344	973,014
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	9,137	8,799
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	10,969	10,573
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	290,918	281,321
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	258,596	240,635
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2050	1,621,202	1,514,069
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	318,218	290,049
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	77,994	71,382
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	2,783,060	2,571,491
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	244,882	227,873
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2047	96,691	89,975
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	67,614	61,734
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	729,256	664,930
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2035	311,928	304,200
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	9,672	9,056
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	1,600,328	1,493,513
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	167,866	153,269
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	455,462	413,436
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2048	99,037	92,096
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2048	42,303	39,312
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2052 (j)	4,812,589	4,413,649
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2052	2,823,596	2,563,063
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2047	29,100	27,097
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2047	6,674	6,189
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2048	70,971	65,953
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2048	40,377	37,522
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	881,564	800,773
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	29,946	27,202
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2038	16,420	15,680
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2048	1,490,810	1,378,876
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	1,239,990	1,126,351
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2034	17,967	17,539
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2034	55,831	54,500
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	334,942	311,508
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	435,744	399,623
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	71,468	69,764
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2045	7,990	7,427
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2047	43,536	40,539
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2049	2,082,715	1,921,783
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	157,295	146,370
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2052	5,126,401	4,653,388
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2051	351,436	333,547
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2052	29,093	27,760
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	42,362	40,616
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	38,383	36,624
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2051	23,591	22,510
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2052	19,566	18,669
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	290,363	280,414
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2047	220,052	211,051
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2050	1,738,638	1,650,135
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	2,516,041	2,416,743
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2049	83,745	79,273
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	642,993	609,710
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	3,486,321	3,305,859
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2050	1,148,129	1,087,532
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	37,892	36,330
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	44,584	42,747
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	11,176	10,663
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	30,680	29,274
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	45,755	43,612
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	83,344	81,502
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	578,488	573,674
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	597,443	586,293
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2052	1,190,208	1,148,656
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	38,452	37,734
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	102,284	100,087
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	395,612	394,040
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	867,370	859,858
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049 (i)	1,058,507	1,035,114
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2041	327,829	324,482
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2049	600,666	589,456
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	290,138	286,516
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	1,102,895	1,098,363
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	79,995	78,979
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	880,498	875,229
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	716,343	714,967
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	681,961	679,159
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	434,994	432,391
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	440,344	438,397
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2053	323,996	325,398
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2053	89,173	88,054
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2053	298,833	295,177
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2053	68,805	67,898
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	35,243	35,439
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	21,285	21,391
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	18,256	18,346
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2052	737,957	746,285
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	1,545,089	1,569,768
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	1,178,489	1,182,213
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	298,686	301,403
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	3,788,362	3,802,702
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	343,099	347,079
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	654,382	661,971
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	142,159	144,252
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	1,115,342	1,119,564
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	701,232	709,145
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	675,389	681,745
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	479,245	486,301
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	294,737	295,668
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	480,460	488,885
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2052	536,964	543,023
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	690,996	693,180
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054	1,076,788	1,113,818
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	1,515,365	1,551,870
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	196,837	204,160
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	1,313,815	1,356,123
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	489,800	506,644
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	1,349,229	1,390,147
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	585,834	597,193
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	1,784,612	1,819,215
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	658,126	677,674
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	897,059	924,545
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	1,840,389	1,876,074
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	1,251,127	1,290,634
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	1,056,670	1,077,158
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	3,534,191	3,623,703
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	1,941,673	1,978,715
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	400,248	411,010
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	2,239,913	2,282,644
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	878,848	911,269
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2054	2,949,005	3,078,296
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2055	297,955	312,834
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2053	855,860	893,383
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	684,613	706,444
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	630,607	650,962
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	809,071	835,188
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	191,133	200,065
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	603,696	630,540
Freddie Mac Gold Pool 1.5% 1/1/2036	594,326	525,057
Freddie Mac Gold Pool 1.5% 1/1/2051	1,060,115	806,520
Freddie Mac Gold Pool 1.5% 11/1/2035	450,570	399,323
Freddie Mac Gold Pool 1.5% 11/1/2035	59,222	52,487
Freddie Mac Gold Pool 1.5% 11/1/2050	82,425	63,378
Freddie Mac Gold Pool 1.5% 12/1/2035	653,383	579,069
Freddie Mac Gold Pool 1.5% 12/1/2040	71,724	59,563
Freddie Mac Gold Pool 1.5% 12/1/2050	59,070	45,419
Freddie Mac Gold Pool 1.5% 12/1/2050	8,564	6,593
Freddie Mac Gold Pool 1.5% 2/1/2036	44,132	38,988
Freddie Mac Gold Pool 1.5% 2/1/2041	121,959	101,127
Freddie Mac Gold Pool 1.5% 2/1/2051	1,076,537	819,014
Freddie Mac Gold Pool 1.5% 3/1/2036	28,222	24,932
Freddie Mac Gold Pool 1.5% 3/1/2041	123,824	102,601
Freddie Mac Gold Pool 1.5% 3/1/2051	1,125,516	856,276
Freddie Mac Gold Pool 1.5% 3/1/2051	19,037	14,655
Freddie Mac Gold Pool 1.5% 3/1/2051	992,790	757,162
Freddie Mac Gold Pool 1.5% 4/1/2036	47,935	42,273
Freddie Mac Gold Pool 1.5% 4/1/2041	125,006	103,511
Freddie Mac Gold Pool 1.5% 4/1/2041	620,309	513,767
Freddie Mac Gold Pool 1.5% 4/1/2051	7,051,342	5,364,556
Freddie Mac Gold Pool 1.5% 4/1/2051	5,337,132	4,060,411
Freddie Mac Gold Pool 1.5% 5/1/2036	49,486	43,548
Freddie Mac Gold Pool 1.5% 6/1/2036	49,886	43,901
Freddie Mac Gold Pool 1.5% 6/1/2051	45,281	34,860
Freddie Mac Gold Pool 1.5% 7/1/2035	226,824	201,522
Freddie Mac Gold Pool 1.5% 7/1/2036	42,074	37,026
Freddie Mac Gold Pool 1.5% 8/1/2035	366,594	324,899
Freddie Mac Gold Pool 1.5% 8/1/2036	30,757	27,067
Freddie Mac Gold Pool 2% 10/1/2041	18,809	16,061
Freddie Mac Gold Pool 2% 10/1/2051	1,937,658	1,567,526
Freddie Mac Gold Pool 2% 10/1/2051	270,119	219,449
Freddie Mac Gold Pool 2% 10/1/2051	287,941	233,298
Freddie Mac Gold Pool 2% 10/1/2051	101,066	81,887
Freddie Mac Gold Pool 2% 11/1/2041	244,192	208,556
Freddie Mac Gold Pool 2% 11/1/2041	333,640	284,796
Freddie Mac Gold Pool 2% 11/1/2051	951,920	769,192
Freddie Mac Gold Pool 2% 11/1/2051	1,772,088	1,433,584
Freddie Mac Gold Pool 2% 11/1/2051	91,394	74,051
Freddie Mac Gold Pool 2% 11/1/2051	365,123	295,834
Freddie Mac Gold Pool 2% 11/1/2051	144,757	117,286
Freddie Mac Gold Pool 2% 11/1/2051	1,704,602	1,366,204
Freddie Mac Gold Pool 2% 11/1/2051	254,153	204,572
Freddie Mac Gold Pool 2% 12/1/2051	533,081	431,918
Freddie Mac Gold Pool 2% 12/1/2051	239,932	194,400
Freddie Mac Gold Pool 2% 12/1/2051	111,966	90,473
Freddie Mac Gold Pool 2% 12/1/2051	120,772	97,853
Freddie Mac Gold Pool 2% 12/1/2051	113,339	91,689
Freddie Mac Gold Pool 2% 12/1/2051	54,164	43,598
Freddie Mac Gold Pool 2% 12/1/2051	194,310	155,736
Freddie Mac Gold Pool 2% 2/1/2041	197,071	169,252
Freddie Mac Gold Pool 2% 2/1/2051	1,846,409	1,504,671
Freddie Mac Gold Pool 2% 2/1/2052	2,577,720	2,087,740
Freddie Mac Gold Pool 2% 2/1/2052	2,563,880	2,073,326
Freddie Mac Gold Pool 2% 2/1/2052	297,891	238,753
Freddie Mac Gold Pool 2% 3/1/2041	116,634	100,619
Freddie Mac Gold Pool 2% 3/1/2051	51,800	41,727
Freddie Mac Gold Pool 2% 3/1/2052	150,846	120,853
Freddie Mac Gold Pool 2% 4/1/2041	17,465	14,983
Freddie Mac Gold Pool 2% 4/1/2052	655,022	530,514
Freddie Mac Gold Pool 2% 5/1/2041	179,571	153,899
Freddie Mac Gold Pool 2% 5/1/2051	6,176,332	5,027,410
Freddie Mac Gold Pool 2% 5/1/2051	158,952	128,986
Freddie Mac Gold Pool 2% 5/1/2051	83,118	67,059
Freddie Mac Gold Pool 2% 5/1/2051	196,416	158,467
Freddie Mac Gold Pool 2% 6/1/2041	305,416	261,578
Freddie Mac Gold Pool 2% 6/1/2050	1,414,759	1,149,375
Freddie Mac Gold Pool 2% 7/1/2041	18,045	15,444
Freddie Mac Gold Pool 2% 7/1/2041	1,557,608	1,340,477
Freddie Mac Gold Pool 2% 7/1/2051	94,420	76,532
Freddie Mac Gold Pool 2% 8/1/2051	157,883	127,182
Freddie Mac Gold Pool 2% 9/1/2050	4,052,918	3,264,797
Freddie Mac Gold Pool 2% 9/1/2050	181,908	146,535
Freddie Mac Gold Pool 2% 9/1/2051	504,072	409,517
Freddie Mac Gold Pool 2.5% 1/1/2042	634,119	556,895
Freddie Mac Gold Pool 2.5% 10/1/2040	583,357	516,352
Freddie Mac Gold Pool 2.5% 10/1/2041	311,625	274,162
Freddie Mac Gold Pool 2.5% 10/1/2050	1,228,843	1,046,936
Freddie Mac Gold Pool 2.5% 11/1/2031	137,273	130,892
Freddie Mac Gold Pool 2.5% 11/1/2041	134,204	118,573
Freddie Mac Gold Pool 2.5% 11/1/2041	97,743	86,359
Freddie Mac Gold Pool 2.5% 11/1/2041	1,630,752	1,442,349
Freddie Mac Gold Pool 2.5% 11/1/2050	2,311,021	1,961,696
Freddie Mac Gold Pool 2.5% 11/1/2050	215,129	183,283
Freddie Mac Gold Pool 2.5% 11/1/2051	120,207	100,798
Freddie Mac Gold Pool 2.5% 12/1/2050	192,266	163,805
Freddie Mac Gold Pool 2.5% 12/1/2051	972,428	820,577
Freddie Mac Gold Pool 2.5% 2/1/2042	307,919	274,365
Freddie Mac Gold Pool 2.5% 2/1/2051	1,741,653	1,483,834
Freddie Mac Gold Pool 2.5% 2/1/2051	669,175	563,843
Freddie Mac Gold Pool 2.5% 3/1/2033	19,623	18,616
Freddie Mac Gold Pool 2.5% 3/1/2050	774,721	653,985
Freddie Mac Gold Pool 2.5% 3/1/2051	639,135	538,531
Freddie Mac Gold Pool 2.5% 4/1/2042	86,739	76,474
Freddie Mac Gold Pool 2.5% 4/1/2047	454,366	384,834
Freddie Mac Gold Pool 2.5% 5/1/2035	468,711	438,246
Freddie Mac Gold Pool 2.5% 5/1/2041	225,116	199,258
Freddie Mac Gold Pool 2.5% 5/1/2041	659,935	585,114
Freddie Mac Gold Pool 2.5% 5/1/2051	1,521,446	1,293,847
Freddie Mac Gold Pool 2.5% 6/1/2031	9,248	8,859
Freddie Mac Gold Pool 2.5% 6/1/2041	102,485	90,741
Freddie Mac Gold Pool 2.5% 7/1/2036	229,626	214,342
Freddie Mac Gold Pool 2.5% 7/1/2043	54,259	47,725
Freddie Mac Gold Pool 2.5% 7/1/2050	480,635	408,134
Freddie Mac Gold Pool 2.5% 7/1/2050	225,644	192,383
Freddie Mac Gold Pool 2.5% 7/1/2051	1,123,025	949,763
Freddie Mac Gold Pool 2.5% 8/1/2032	6,410,545	6,096,137
Freddie Mac Gold Pool 2.5% 8/1/2041	81,277	71,887
Freddie Mac Gold Pool 2.5% 8/1/2041	470,502	413,939
Freddie Mac Gold Pool 2.5% 8/1/2050	5,453,582	4,639,465
Freddie Mac Gold Pool 2.5% 9/1/2041	179,355	159,755
Freddie Mac Gold Pool 3% 1/1/2033	27,683	26,622
Freddie Mac Gold Pool 3% 1/1/2052	196,981	172,673
Freddie Mac Gold Pool 3% 10/1/2049	351,620	310,536
Freddie Mac Gold Pool 3% 10/1/2051	748,356	659,981
Freddie Mac Gold Pool 3% 11/1/2032	416,839	401,150
Freddie Mac Gold Pool 3% 11/1/2047	53,815	47,864
Freddie Mac Gold Pool 3% 11/1/2047	71,536	63,624
Freddie Mac Gold Pool 3% 11/1/2048	24,853	22,104
Freddie Mac Gold Pool 3% 11/1/2049	1,041,353	928,141
Freddie Mac Gold Pool 3% 11/1/2050	66,254	58,265
Freddie Mac Gold Pool 3% 11/1/2051	93,751	82,211
Freddie Mac Gold Pool 3% 11/1/2051	236,509	207,470
Freddie Mac Gold Pool 3% 12/1/2030	35,194	34,105
Freddie Mac Gold Pool 3% 12/1/2032	32,729	31,649
Freddie Mac Gold Pool 3% 12/1/2050	547,727	481,676
Freddie Mac Gold Pool 3% 2/1/2033	17,244	16,577
Freddie Mac Gold Pool 3% 2/1/2033	33,838	32,826
Freddie Mac Gold Pool 3% 2/1/2048	579,170	515,119
Freddie Mac Gold Pool 3% 3/1/2033	33,844	32,536
Freddie Mac Gold Pool 3% 3/1/2048	29,758	26,449
Freddie Mac Gold Pool 3% 3/1/2050	636,138	560,817
Freddie Mac Gold Pool 3% 3/1/2052	442,794	388,013
Freddie Mac Gold Pool 3% 3/1/2052	99,209	86,936
Freddie Mac Gold Pool 3% 3/1/2052	476,572	419,250
Freddie Mac Gold Pool 3% 4/1/2033	30,334	29,186
Freddie Mac Gold Pool 3% 4/1/2034	17,990	17,300
Freddie Mac Gold Pool 3% 4/1/2050	636,948	561,530
Freddie Mac Gold Pool 3% 5/1/2033	8,100	7,796
Freddie Mac Gold Pool 3% 5/1/2035	760,829	727,703
Freddie Mac Gold Pool 3% 5/1/2051	219,517	192,771
Freddie Mac Gold Pool 3% 5/1/2052	925,865	810,597
Freddie Mac Gold Pool 3% 6/1/2050	376,603	334,365
Freddie Mac Gold Pool 3% 6/1/2052	327,265	286,777
Freddie Mac Gold Pool 3% 8/1/2049	51,660	45,624
Freddie Mac Gold Pool 3% 8/1/2050	1,894,811	1,686,445
Freddie Mac Gold Pool 3% 9/1/2034	273,881	262,299
Freddie Mac Gold Pool 3% 9/1/2047	28,029	24,929
Freddie Mac Gold Pool 3% 9/1/2051	98,631	86,490
Freddie Mac Gold Pool 3% 9/1/2051	204,157	179,154
Freddie Mac Gold Pool 3.5% 1/1/2045	12,137	11,356
Freddie Mac Gold Pool 3.5% 10/1/2034	610,455	592,232
Freddie Mac Gold Pool 3.5% 10/1/2047	7,519	6,997
Freddie Mac Gold Pool 3.5% 10/1/2051	12,678	11,504
Freddie Mac Gold Pool 3.5% 11/1/2033	20,175	19,665
Freddie Mac Gold Pool 3.5% 11/1/2047	52,273	48,642
Freddie Mac Gold Pool 3.5% 12/1/2047	13,264	12,342
Freddie Mac Gold Pool 3.5% 2/1/2034	62,215	60,394
Freddie Mac Gold Pool 3.5% 2/1/2043	173,042	161,819
Freddie Mac Gold Pool 3.5% 2/1/2052	146,179	133,787
Freddie Mac Gold Pool 3.5% 3/1/2046	813,389	757,098
Freddie Mac Gold Pool 3.5% 3/1/2055	30,063	27,277
Freddie Mac Gold Pool 3.5% 4/1/2052	1,749,672	1,604,633
Freddie Mac Gold Pool 3.5% 4/1/2052	23,076	21,005
Freddie Mac Gold Pool 3.5% 4/1/2052	1,811,288	1,643,594
Freddie Mac Gold Pool 3.5% 5/1/2052	1,440,928	1,317,879
Freddie Mac Gold Pool 3.5% 5/1/2052	780,372	714,220
Freddie Mac Gold Pool 3.5% 6/1/2046	5,559	5,157
Freddie Mac Gold Pool 3.5% 7/1/2042	420,205	392,994
Freddie Mac Gold Pool 3.5% 7/1/2047	129,326	120,425
Freddie Mac Gold Pool 3.5% 7/1/2052	52,619	47,780
Freddie Mac Gold Pool 3.5% 8/1/2042	9,726	9,105
Freddie Mac Gold Pool 3.5% 8/1/2047	23,124	21,517
Freddie Mac Gold Pool 3.5% 8/1/2047	196,781	183,236
Freddie Mac Gold Pool 3.5% 8/1/2047	15,532	14,463
Freddie Mac Gold Pool 3.5% 8/1/2051	1,185,537	1,083,187
Freddie Mac Gold Pool 3.5% 9/1/2042	248,384	232,178
Freddie Mac Gold Pool 3.5% 9/1/2042	537,481	502,181
Freddie Mac Gold Pool 3.5% 9/1/2047	6,536	6,082
Freddie Mac Gold Pool 3.5% 9/1/2047	6,125	5,699
Freddie Mac Gold Pool 4% 10/1/2048	217,487	206,688
Freddie Mac Gold Pool 4% 10/1/2052	648,436	616,087
Freddie Mac Gold Pool 4% 11/1/2048	42,924	40,847
Freddie Mac Gold Pool 4% 12/1/2047	1,045,376	997,020
Freddie Mac Gold Pool 4% 2/1/2052	13,958	13,318
Freddie Mac Gold Pool 4% 3/1/2049	629,975	598,301
Freddie Mac Gold Pool 4% 5/1/2038	251,161	245,505
Freddie Mac Gold Pool 4% 5/1/2045	11,032	10,677
Freddie Mac Gold Pool 4% 5/1/2048	101,395	96,614
Freddie Mac Gold Pool 4% 6/1/2047	99,569	94,968
Freddie Mac Gold Pool 4% 6/1/2048	417,246	396,528
Freddie Mac Gold Pool 4% 7/1/2048	18,865	18,081
Freddie Mac Gold Pool 4% 8/1/2048	185,464	176,255
Freddie Mac Gold Pool 4% 9/1/2042	143,933	139,110
Freddie Mac Gold Pool 4% 9/1/2048	44,322	42,204
Freddie Mac Gold Pool 4% 9/1/2048	242,842	231,239
Freddie Mac Gold Pool 4% 9/1/2051	14,903	14,220
Freddie Mac Gold Pool 4.5% 10/1/2039	23,450	23,283
Freddie Mac Gold Pool 4.5% 10/1/2048	275,776	271,489
Freddie Mac Gold Pool 4.5% 12/1/2048	33,734	33,052
Freddie Mac Gold Pool 4.5% 4/1/2048	19,497	19,090
Freddie Mac Gold Pool 4.5% 6/1/2047	19,762	19,455
Freddie Mac Gold Pool 4.5% 7/1/2041	1,500,450	1,485,763
Freddie Mac Gold Pool 4.5% 7/1/2047	15,398	15,154
Freddie Mac Gold Pool 4.5% 7/1/2047	34,344	33,853
Freddie Mac Gold Pool 4.5% 7/1/2049	1,716,154	1,683,054
Freddie Mac Gold Pool 5% 1/1/2053	96,973	95,877
Freddie Mac Gold Pool 5% 1/1/2053	584,037	580,177
Freddie Mac Gold Pool 5% 10/1/2052	910,571	906,829
Freddie Mac Gold Pool 5% 11/1/2052	256,638	255,584
Freddie Mac Gold Pool 5% 11/1/2052	436,937	436,097
Freddie Mac Gold Pool 5% 12/1/2052	1,010,129	1,005,978
Freddie Mac Gold Pool 5% 12/1/2052	529,585	527,243
Freddie Mac Gold Pool 5% 12/1/2052	480,639	477,612
Freddie Mac Gold Pool 5% 12/1/2052	168,292	167,232
Freddie Mac Gold Pool 5% 6/1/2052	548,472	547,932
Freddie Mac Gold Pool 5% 6/1/2053	237,283	238,310
Freddie Mac Gold Pool 5.5% 1/1/2055	1,689,999	1,719,633
Freddie Mac Gold Pool 5.5% 10/1/2053	47,879	48,076
Freddie Mac Gold Pool 5.5% 10/1/2054	1,051,840	1,062,724
Freddie Mac Gold Pool 5.5% 11/1/2054	994,303	1,009,873
Freddie Mac Gold Pool 5.5% 2/1/2054	121,375	121,911
Freddie Mac Gold Pool 5.5% 2/1/2054	288,922	289,835
Freddie Mac Gold Pool 5.5% 3/1/2053 (h)	2,698,050	2,743,674
Freddie Mac Gold Pool 6% 10/1/2054	892,514	923,207
Freddie Mac Gold Pool 6% 11/1/2053	268,199	275,243
Freddie Mac Gold Pool 6% 3/1/2053	485,170	501,400
Freddie Mac Gold Pool 6% 4/1/2054	2,821,015	2,910,976
Freddie Mac Gold Pool 6% 5/1/2054	1,280,772	1,323,216
Freddie Mac Gold Pool 6% 7/1/2039	8,166,055	8,378,140
Freddie Mac Gold Pool 6% 9/1/2039	12,601,969	13,023,778
Freddie Mac Gold Pool 6.5% 1/1/2054	1,259,775	1,316,188
Freddie Mac Gold Pool 6.5% 1/1/2055	500,499	516,029
Freddie Mac Gold Pool 6.5% 10/1/2053	367,121	383,217
Freddie Mac Gold Pool 6.5% 10/1/2053	357,065	372,943
Freddie Mac Gold Pool 6.5% 12/1/2054	241,293	249,026
Freddie Mac Gold Pool 6.5% 6/1/2054	1,596,953	1,669,088
Freddie Mac Gold Pool 6.5% 6/1/2054	280,131	294,447
Freddie Mac Gold Pool 6.5% 9/1/2053	174,050	181,681
Freddie Mac Gold Pool 6.5% 9/1/2053	181,746	189,898
Freddie Mac Gold Pool 6.5% 9/1/2054	326,430	343,317
Freddie Mac Manufactured Housing participation certificates 6% 3/1/2055	612,434	631,199
Freddie Mac Non Gold Pool 3.5% 5/1/2049	176,400	162,759
Freddie Mac Non Gold Pool 5% 8/1/2053	362,266	358,399
Freddie Mac Non Gold Pool 5.5% 8/1/2053	1,252,138	1,268,225
Freddie Mac Non Gold Pool 6% 6/1/2053	502,487	517,726
Freddie Mac Non Gold Pool 6% 6/1/2053	422,838	435,265
Freddie Mac Non Gold Pool 6% 6/1/2053	493,576	507,002
Freddie Mac Non Gold Pool 6% 7/1/2053	381,132	392,333
Freddie Mac Non Gold Pool 6% 7/1/2053	431,710	444,803
Freddie Mac Non Gold Pool 6% 9/1/2053	544,563	559,206
Freddie Mac Non Gold Pool 6.5% 1/1/2055	2,324,947	2,430,875
Ginnie Mae I Pool 2.5% 1/20/2052	599,231	508,695
Ginnie Mae I Pool 2.5% 12/20/2051	632,185	536,670
Ginnie Mae I Pool 2.5% 12/20/2051	930,068	789,547
Ginnie Mae I Pool 2.5% 12/20/2051	486,509	413,004
Ginnie Mae I Pool 2.5% 8/20/2051	3,354,088	2,850,473
Ginnie Mae I Pool 2.5% 8/20/2051	531,642	451,816
Ginnie Mae I Pool 2.5% 8/20/2051	876,099	744,553
Ginnie Mae I Pool 2.5% 9/20/2051	1,514,573	1,287,160
Ginnie Mae I Pool 2.5% 9/20/2051	867,354	737,121
Ginnie Mae I Pool 3% 2/20/2050	210,200	186,994
Ginnie Mae I Pool 3.5% 12/20/2049	3,417	3,131
Ginnie Mae I Pool 3.5% 12/20/2049	982	898
Ginnie Mae I Pool 3.5% 12/20/2049	2,577	2,377
Ginnie Mae I Pool 3.5% 12/20/2049	7,848	7,217
Ginnie Mae I Pool 4% 10/20/2052	3,938,622	3,723,573
Ginnie Mae I Pool 4% 3/20/2047	10,458	10,027
Ginnie Mae I Pool 4% 4/20/2048	10,660	10,131
Ginnie Mae I Pool 4% 4/20/2048	11,632	11,054
Ginnie Mae I Pool 4% 5/20/2049	106,895	101,151
Ginnie Mae I Pool 4.5% 4/20/2053	1,288,882	1,249,099
Ginnie Mae I Pool 5% 4/20/2048	177,690	179,839
Ginnie Mae I Pool 5.5% 10/20/2054	2,449,801	2,458,754
Ginnie Mae II Pool 2% 1/20/2051	13,103,047	10,764,425
Ginnie Mae II Pool 2% 10/20/2050	4,979,779	4,093,715
Ginnie Mae II Pool 2% 11/20/2050	2,258,364	1,856,528
Ginnie Mae II Pool 2% 12/20/2050	4,683,689	3,848,846
Ginnie Mae II Pool 2% 12/20/2051	1,834,838	1,508,074
Ginnie Mae II Pool 2% 2/20/2051	476,904	392,048
Ginnie Mae II Pool 2% 2/20/2052	17,435,782	14,330,668
Ginnie Mae II Pool 2% 3/1/2055 (k)	20,225,000	16,609,591
Ginnie Mae II Pool 2% 3/20/2052	2,274,774	1,869,662
Ginnie Mae II Pool 2% 4/1/2055 (k)	13,650,000	11,213,132
Ginnie Mae II Pool 2% 4/20/2051	159,717	131,273
Ginnie Mae II Pool 2.5% 1/20/2052	4,564,521	3,915,533
Ginnie Mae II Pool 2.5% 11/20/2051	256,742	220,158
Ginnie Mae II Pool 2.5% 12/20/2053	610,739	524,524
Ginnie Mae II Pool 2.5% 2/20/2052	2,971,426	2,548,946
Ginnie Mae II Pool 2.5% 3/1/2055 (k)	14,500,000	12,426,887
Ginnie Mae II Pool 2.5% 4/20/2052	525,503	450,869
Ginnie Mae II Pool 2.5% 6/20/2051	1,807,524	1,550,528
Ginnie Mae II Pool 2.5% 7/20/2054	562,296	481,865
Ginnie Mae II Pool 2.5% 8/20/2047	13,563	11,777
Ginnie Mae II Pool 3% 1/20/2032	219,766	212,116
Ginnie Mae II Pool 3% 10/20/2031	72,175	69,709
Ginnie Mae II Pool 3% 11/20/2031	78,239	75,540
Ginnie Mae II Pool 3% 12/20/2031	117,618	113,562
Ginnie Mae II Pool 3% 2/20/2031	9,483	9,188
Ginnie Mae II Pool 3% 3/1/2055 (k)	22,825,000	20,317,023
Ginnie Mae II Pool 3% 3/20/2031	19,347	18,738
Ginnie Mae II Pool 3% 3/20/2050	544,978	487,878
Ginnie Mae II Pool 3% 4/1/2055 (k)	10,300,000	9,166,240
Ginnie Mae II Pool 3% 4/20/2031	72,450	70,144
Ginnie Mae II Pool 3% 5/20/2031	151,380	146,510
Ginnie Mae II Pool 3% 7/20/2031	2,747	2,657
Ginnie Mae II Pool 3% 8/20/2031	23,481	22,702
Ginnie Mae II Pool 3% 9/20/2031	9,366	9,052
Ginnie Mae II Pool 3.5% 1/20/2044	4,355	4,071
Ginnie Mae II Pool 3.5% 10/20/2043	2,711	2,537
Ginnie Mae II Pool 3.5% 12/20/2040	1,741	1,639
Ginnie Mae II Pool 3.5% 12/20/2041	2,040	1,918
Ginnie Mae II Pool 3.5% 12/20/2043	2,144	2,005
Ginnie Mae II Pool 3.5% 2/20/2043	2,649	2,483
Ginnie Mae II Pool 3.5% 3/1/2055 (k)	25,250,000	23,168,718
Ginnie Mae II Pool 3.5% 3/20/2044	2,110	1,972
Ginnie Mae II Pool 3.5% 4/1/2055 (k)	16,900,000	15,497,080
Ginnie Mae II Pool 3.5% 5/20/2043	231,672	216,078
Ginnie Mae II Pool 3.5% 6/20/2043	31,968	29,942
Ginnie Mae II Pool 3.5% 8/20/2043	2,579	2,414
Ginnie Mae II Pool 3.5% 9/20/2040	3,841	3,617
Ginnie Mae II Pool 3.5% 9/20/2043	2,742	2,566
Ginnie Mae II Pool 4% 1/20/2041	40,816	39,407
Ginnie Mae II Pool 4% 1/20/2046	8,907	8,554
Ginnie Mae II Pool 4% 10/20/2040	13,479	13,016
Ginnie Mae II Pool 4% 10/20/2045	2,087	2,004
Ginnie Mae II Pool 4% 11/20/2042	65,094	62,690
Ginnie Mae II Pool 4% 12/20/2045	11,628	11,167
Ginnie Mae II Pool 4% 4/20/2047	554,390	531,527
Ginnie Mae II Pool 4% 5/20/2046	20,453	19,629
Ginnie Mae II Pool 4% 6/20/2045	558,516	536,529
Ginnie Mae II Pool 4% 7/20/2044	30,565	29,368
Ginnie Mae II Pool 4% 8/20/2043	4,677	4,500
Ginnie Mae II Pool 4% 8/20/2044	87,348	83,927
Ginnie Mae II Pool 4% 8/20/2045	393,949	378,318
Ginnie Mae II Pool 4% 8/20/2048	323,520	309,369
Ginnie Mae II Pool 4% 9/20/2045	1,980	1,901
Ginnie Mae II Pool 4.5% 11/20/2054	3,580,861	3,459,423
Ginnie Mae II Pool 4.5% 3/1/2055 (k)	1,100,000	1,062,223
Ginnie Mae II Pool 5% 11/20/2054	8,656,163	8,549,173
Ginnie Mae II Pool 5% 12/20/2054	696,981	688,367
Ginnie Mae II Pool 5% 6/20/2048	226,485	227,313
Ginnie Mae II Pool 5.5% 3/1/2055 (k)	10,850,000	10,880,355
Ginnie Mae II Pool 5.5% 4/1/2055 (k)	7,650,000	7,663,932
Ginnie Mae II Pool 6% 1/20/2055	1,794,845	1,822,288
Ginnie Mae II Pool 6% 12/20/2054	2,689,583	2,731,547
Ginnie Mae II Pool 6% 3/1/2055 (k)	26,100,000	26,454,294
Ginnie Mae II Pool 6% 4/1/2055 (k)	17,100,000	17,313,422
Ginnie Mae II Pool 6.5% 3/1/2055 (k)	5,000,000	5,099,278
Uniform Mortgage Backed Securities 2% 3/1/2055 (k)	96,300,000	77,017,427
Uniform Mortgage Backed Securities 2% 4/1/2055 (k)	109,975,000	88,014,367
Uniform Mortgage Backed Securities 2.5% 3/1/2055 (k)	17,050,000	14,255,399
Uniform Mortgage Backed Securities 3% 3/1/2055 (k)	9,325,000	8,127,685
Uniform Mortgage Backed Securities 3.5% 3/1/2055 (k)	15,000,000	13,603,125
Uniform Mortgage Backed Securities 3.5% 4/1/2055 (k)	14,000,000	12,695,157
Uniform Mortgage Backed Securities 4.5% 3/1/2055 (k)	1,100,000	1,059,652
Uniform Mortgage Backed Securities 5% 3/1/2055 (k)	2,050,000	2,016,688
Uniform Mortgage Backed Securities 5.5% 3/1/2055 (k)	25,575,000	25,606,969
Uniform Mortgage Backed Securities 6% 3/1/2055 (k)	34,950,000	35,515,208
Uniform Mortgage Backed Securities 6.5% 3/1/2055 (k)	12,000,000	12,360,937
TOTAL UNITED STATES		915,418,435
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $928,667,009)		915,418,435

U.S. Treasury Obligations - 0.7%
	Yield (%) (l)	Principal Amount (a)	Value ($)
US Treasury Bonds 4.625% 2/15/2055 (Cost $5,495,943)	4.53 to 4.79	5,420,000	5,547,883

Money Market Funds - 9.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (m) (Cost $74,606,598)	4.35	74,591,680	74,606,598

Purchased Swaptions - 0.2%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.1%
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.07% and receive annually a floating rate based on US SOFR Index, expiring December 2034	12/19/29	6,940,000	240,782
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.79% and receive annually a floating rate based on US SOFR Index, expiring November 2034	11/05/29	3,000,000	116,441
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring December 2034	12/20/29	2,000,000	71,288
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.386% and receive annually a floating rate based on US SOFR Index, expiring August 2035	8/18/25	7,200,000	299,812
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.1415% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/15/25	2,400,000	139,365
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 3.17% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/18/25	2,700,000	152,050
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 3.87% and receive annually a floating rate based on US SOFR Index, expiring November 2034	11/07/29	3,100,000	115,912

TOTAL PUT SWAPTIONS			1,135,650
Call Swaptions - 0.1%
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.07% and pay annually a floating rate based on US SOFR Index, expiring December 2034	12/19/29	6,940,000	300,523
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.79% and pay annually a floating rate based on US SOFR Index, expiring November 2034	11/05/29	3,000,000	110,998
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.01% and pay annually a floating rate based on the US SOFR Index, expiring December 2034	12/20/29	2,000,000	83,906
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.386% and pay annually a floating rate based on US SOFR Index, expiring August 2035	8/18/25	7,200,000	80,216
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.1415% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/15/25	2,400,000	18,839
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 3.17% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/18/25	2,700,000	22,726
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 3.87% and pay annually a floating rate based on US SOFR Index, expiring November 2034	11/07/29	3,100,000	119,725

TOTAL CALL SWAPTIONS			736,933
TOTAL PURCHASED SWAPTIONS (Cost $2,042,300)			1,872,583

TOTAL INVESTMENT IN SECURITIES - 154.4% (Cost $1,171,688,038)	1,158,438,156
NET OTHER ASSETS (LIABILITIES) - (54.4)%	(408,476,977)
NET ASSETS - 100.0%	749,961,179

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 3/1/2055	(17,750,000)	(14,577,021)
Ginnie Mae II Pool 3% 3/1/2055	(10,300,000)	(9,168,251)
Ginnie Mae II Pool 3.5% 3/1/2055	(26,800,000)	(24,590,957)
Ginnie Mae II Pool 4.5% 3/1/2055	(1,100,000)	(1,062,223)
Ginnie Mae II Pool 5.5% 3/1/2055	(7,650,000)	(7,671,402)
Ginnie Mae II Pool 6% 3/1/2055	(17,100,000)	(17,332,124)
Uniform Mortgage Backed Securities 2% 3/1/2055	(81,675,000)	(65,320,855)
Uniform Mortgage Backed Securities 2.5% 3/1/2055	(17,050,000)	(14,255,399)
Uniform Mortgage Backed Securities 3% 3/1/2055	(9,325,000)	(8,127,685)
Uniform Mortgage Backed Securities 3.5% 3/1/2055	(19,800,000)	(17,956,125)
Uniform Mortgage Backed Securities 4% 3/1/2055	(200,000)	(187,531)
Uniform Mortgage Backed Securities 4.5% 3/1/2055	(4,475,000)	(4,310,858)
Uniform Mortgage Backed Securities 5% 3/1/2055	(2,050,000)	(2,016,688)
Uniform Mortgage Backed Securities 5.5% 3/1/2055	(9,150,000)	(9,161,438)
Uniform Mortgage Backed Securities 6% 3/1/2055	(6,050,000)	(6,147,840)
Uniform Mortgage Backed Securities 6.5% 3/1/2055	(10,225,000)	(10,532,549)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(212,418,946)

TOTAL TBA SALE COMMITMENTS (Proceeds $209,609,983)		(212,418,946)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 10 Year US Treasury Notes Contracts (United States)	19	Jun 2025	2,110,781	42,863	42,863
CBOT 2 Year US Treasury Notes Contracts (United States)	465	Jun 2025	96,240,469	477,443	477,443
CBOT US Treasury Long Term Note Contracts (United States)	22	Jun 2025	2,598,063	66,367	66,367

TOTAL PURCHASED					586,673

Sold

Interest Rate Contracts
CBOT 5 Year US Treasury Notes Contracts (United States)	62	Jun 2025	6,692,125	(99,888)	(99,888)
CBOT US Treasury Long Term Bond Contracts (United States)	27	Jun 2025	3,351,375	(124,224)	(124,224)

TOTAL SOLD					(224,112)

TOTAL FUTURES CONTRACTS					362,561
The notional amount of futures purchased as a percentage of Net Assets is 13.4%
The notional amount of futures sold as a percentage of Net Assets is 1.3%

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)	Value ($)(2)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	160,000	20,854	(41,317)	(20,463)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	80,000	10,427	(18,328)	(7,901)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	100,000	13,034	(19,058)	(6,024)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	170,000	22,157	(27,511)	(5,354)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	200,000	26,068	(30,923)	(4,855)
CMBX BBB- Series 18 Index		Dec 2057	Goldman Sachs & Co LLC	(3%)	Monthly	100,000	3,700	(3,861)	(161)
CMBX BBB- Series 18 Index		Dec 2057	Goldman Sachs & Co LLC	(3%)	Monthly	200,000	7,400	(7,826)	(426)
CMBX BBB- Series 16 Index		Apr 2065	JP Morgan Securities LLC	(3%)	Monthly	160,000	20,854	(44,924)	(24,070)
CMBX BBB- Series 16 Index		Apr 2065	JP Morgan Securities LLC	(3%)	Monthly	140,000	18,247	(38,837)	(20,590)
CMBX BBB- Series 16 Index		Apr 2065	JP Morgan Securities LLC	(3%)	Monthly	110,000	14,337	(28,545)	(14,208)
CMBX AAA Series 13 Index		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	1,300,000	(4,755)	(8,534)	(13,289)
CMBX AAA Series 13 Index		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	1,410,000	(5,158)	(9,633)	(14,791)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	10,000	1,303	(2,484)	(1,181)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	20,000	2,607	(4,880)	(2,273)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	80,000	10,427	(18,581)	(8,154)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	110,000	14,337	(24,863)	(10,526)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	100,000	13,034	(16,548)	(3,514)
CMBX BBB- Series 18 Index		Dec 2057	Morgan Stanley Capital Services LLC	(3%)	Monthly	100,000	3,700	(3,913)	(213)
CMBX AAA Series 13 Index		Dec 2072	Citigroup Global Markets Ltd	(0.5%)	Monthly	20,000	(73)	(59)	(132)
CMBX AAA Series 13 Index		Dec 2072	Citigroup Global Markets Ltd	(0.5%)	Monthly	350,000	(1,280)	(3,090)	(4,370)
CMBX AAA Series 13 Index		Dec 2072	Citigroup Global Markets Ltd	(0.5%)	Monthly	1,020,000	(3,731)	(10,785)	(14,516)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly	80,000	10,427	(20,669)	(10,242)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly	170,000	22,157	(50,317)	(28,160)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly	160,000	20,854	(36,273)	(15,419)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly	30,000	3,910	(6,576)	(2,666)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly	140,000	18,247	(37,804)	(19,557)
CMBX BBB Series 15 Index		Nov 2064	Citigroup Global Markets Ltd	(3%)	Monthly	200,000	25,403	(30,186)	(4,783)
CMBX AAA Series 18 Index		Dec 2057	Citigroup Global Markets Ltd	(0.5%)	Monthly	1,500,000	(562)	776	214
CMBX AAA Series 18 Index		Dec 2057	Citigroup Global Markets Ltd	(0.5%)	Monthly	2,000,000	(749)	1,149	400
CMBX BBB- Series 18 Index		Dec 2057	Citigroup Global Markets Ltd	(3%)	Monthly	100,000	3,700	(3,972)	(272)
CMBX BBB- Series 18 Index		Dec 2057	Citigroup Global Markets Ltd	(3%)	Monthly	300,000	11,100	(11,029)	71

TOTAL BUY PROTECTION							301,976	(559,401)	(257,425)
Sell Protection
CMBX AAA Series 16 Index	NR	Apr 2065	Goldman Sachs & Co LLC	0.5%	Monthly	100,000	(1,017)	1,301	284
CMBX AAA Series 17 Index	NR	Dec 2056	Goldman Sachs & Co LLC	0.5%	Monthly	300,000	(4,404)	6,668	2,264
CMBX AAA Series 17 Index	NR	Dec 2056	Goldman Sachs & Co LLC	0.5%	Monthly	500,000	(7,340)	12,377	5,037
CMBX AAA Series 17 Index	NR	Dec 2056	Goldman Sachs & Co LLC	0.5%	Monthly	1,000,000	(14,681)	26,388	11,707
CMBX AAA Series 13 Index	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	2,040,000	7,462	45,519	52,981
CMBX AAA Series 13 Index	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	2,060,000	7,535	47,271	54,806
CMBX AAA Series 17 Index	NR	Dec 2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	1,400,000	(20,553)	22,681	2,128
CMBX AAA Series 17 Index	NR	Dec 2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	700,000	(10,276)	10,658	382
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	800,000	(11,745)	19,664	7,919
CMBX AAA Series 16 Index	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly	500,000	(5,084)	9,873	4,789
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	400,000	(5,872)	9,894	4,022
CMBX AAA Series 16 Index	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly	800,000	(8,134)	15,911	7,777
CMBX AAA Series 16 Index	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly	400,000	(4,067)	6,248	2,181
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	1,100,000	(16,149)	22,241	6,092
CMBX AAA Series 16 Index	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly	600,000	(6,101)	7,560	1,459
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	300,000	(4,404)	4,767	363
CMBX AAA Series 16 Index	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly	300,000	(3,050)	3,413	363
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	400,000	(5,872)	6,356	484
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	1,100,000	(16,149)	14,916	(1,233)
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	600,000	(8,808)	7,817	(991)
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	1,100,000	(16,149)	14,799	(1,350)
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	4,600,000	(72,530)	72,722	192

TOTAL SELL PROTECTION							(227,388)	389,044	161,656
TOTAL CREDIT DEFAULT SWAPS							74,588	(170,357)	(95,769)

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.
(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.
(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.
Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3%	Annual	LCH	Mar 2027	16,721,000	(68,897)	0	(68,897)
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3%	Annual	LCH	Mar 2028	44,668,000	(179,151)	0	(179,151)
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3%	Annual	LCH	Mar 2029	14,809,000	(14,703)	0	(14,703)
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3%	Annual	LCH	Mar 2030	6,356,000	(36,787)	0	(36,787)
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.25%	Annual	LCH	Mar 2032	272,000	(1,008)	0	(1,008)
3.25%	Annual	UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	LCH	Mar 2035	3,934,000	38,969	0	38,969
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.25%	Annual	LCH	Mar 2045	9,019,000	1,215	0	1,215
3.25%	Annual	UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	LCH	Mar 2055	1,997,000	61,449	0	61,449
TOTAL INTEREST RATE SWAPS							(198,913)	0	(198,913)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.
(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
(3)Notional amount is stated in U.S. Dollars unless otherwise noted.
(4)Represents floating rate.
Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $73,269,879 or 9.8% of net assets.

(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(f)	Level 3 security
(g)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(h)	Security or a portion of the security has been segregated as collateral for open bi-lateral over the counter (OTC) swaps. At period end, the value of securities pledged amounted to $267,538.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $671,669.
(j)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $1,798,641.
(k)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(l)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	14,224,682	223,550,257	163,168,341	833,077	-	-	74,606,598	74,591,680	0.1%
Total	14,224,682	223,550,257	163,168,341	833,077	-	-	74,606,598	74,591,680

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	35,100,522	-	35,100,522	-

Collateralized Mortgage Obligations	50,363,122	-	50,363,122	-

Commercial Mortgage Securities	75,529,013	-	75,484,501	44,512

U.S. Government Agency - Mortgage Securities	915,418,435	-	915,418,435	-

U.S. Treasury Obligations	5,547,883	-	5,547,883	-

Money Market Funds	74,606,598	74,606,598	-	-

Purchased Swaptions	1,872,583	-	1,872,583	-
Total Investments in Securities:	1,158,438,156	74,606,598	1,083,787,046	44,512
Derivative Instruments:

Assets
Futures Contracts	586,673	586,673	-	-
Swaps	434,914	-	434,914	-
Total Assets	1,021,587	586,673	434,914	-

Liabilities
Futures Contracts	(224,112)	(224,112)	-	-
Swaps	(559,239)	-	(559,239)	-
Total Liabilities	(783,351)	(224,112)	(559,239)	-
Total Derivative Instruments:	238,236	362,561	(124,325)	-
Other Financial Instruments:

TBA Sale Commitments	(212,418,946)	-	(212,418,946)	-
Total Other Financial Instruments:	(212,418,946)	-	(212,418,946)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)	333,281	(258,693)
Total Credit Risk	333,281	(258,693)
Interest Rate Risk
Futures Contracts (b)	586,673	(224,112)
Purchased Swaptions (c)	1,872,583	0
Swaps (d)	101,633	(300,546)
Total Interest Rate Risk	2,560,889	(524,658)
Total Value of Derivatives	2,894,170	(783,351)

(a)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(c)Gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.
(d)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,097,081,440)	$1,083,831,558
Fidelity Central Funds (cost $74,606,598)	74,606,598

Total Investment in Securities (cost $1,171,688,038)		$1,158,438,156
Receivable for investments sold		3,607,784
Receivable for TBA sale commitments		209,609,983
Receivable for swaps		83,380
Receivable for fund shares sold		79,179,014
Interest receivable		1,673,746
Distributions receivable from Fidelity Central Funds		252,087
Receivable for daily variation margin on futures contracts		139,423
Bi-lateral OTC swaps, at value		333,281
Receivable from investment adviser for expense reductions		2,360
Total assets		1,453,319,214
Liabilities
Payable for investments purchased
Regular delivery	$29,023,019
Delayed delivery	459,647,809
TBA sale commitments, at value	212,418,946
Payable for fund shares redeemed	1,742,672
Bi-lateral OTC swaps, at value	258,693
Payable for daily variation margin on centrally cleared swaps	240,172
Other payables and accrued expenses	26,724
Total liabilities		703,358,035
Net Assets		$749,961,179
Net Assets consist of:
Paid in capital		$810,454,736
Total accumulated earnings (loss)		(60,493,557)
Net Assets		$749,961,179
Net Asset Value, offering price and redemption price per share ($749,961,179 ÷ 83,381,457 shares)		$8.99
Statement of Operations
Six months ended February 28, 2025 (Unaudited)
Investment Income
Interest		$12,677,287
Income from Fidelity Central Funds		833,077
Total income		13,510,364
Expenses
Custodian fees and expenses	$13,345
Independent trustees' fees and expenses	814
Total expenses before reductions	14,159
Expense reductions	(7,617)
Total expenses after reductions		6,542
Net Investment income (loss)		13,503,822
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(5,859,515)
Futures contracts	(1,656,715)
Swaps	1,182,459
Total net realized gain (loss)		(6,333,771)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	2,061,572
Futures contracts	243,317
Swaps	873,007
TBA Sale commitments	(2,311,026)
Total change in net unrealized appreciation (depreciation)		866,870
Net gain (loss)		(5,466,901)
Net increase (decrease) in net assets resulting from operations		$8,036,921
Statement of Changes in Net Assets

	Six months ended February 28, 2025 (Unaudited)	Year ended August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,503,822	$23,174,699
Net realized gain (loss)	(6,333,771)	(4,813,973)
Change in net unrealized appreciation (depreciation)	866,870	26,430,581
Net increase (decrease) in net assets resulting from operations	8,036,921	44,791,307
Distributions to shareholders	(14,718,191)	(23,122,344)

Share transactions
Proceeds from sales of shares	209,615,704	141,726,319
Reinvestment of distributions	14,709,725	23,117,926
Cost of shares redeemed	(54,081,231)	(120,090,145)

Net increase (decrease) in net assets resulting from share transactions	170,244,198	44,754,100
Total increase (decrease) in net assets	163,562,928	66,423,063

Net Assets
Beginning of period	586,398,251	519,975,188
End of period	$749,961,179	$586,398,251

Other Information
Shares
Sold	23,348,090	15,910,604
Issued in reinvestment of distributions	1,646,025	2,635,085
Redeemed	(6,055,762)	(13,394,226)
Net increase (decrease)	18,938,353	5,151,463

Financial Highlights
Fidelity® Series Investment Grade Securitized Fund

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.10	$8.77	$9.24	$10.41	$10.68	$10.45
Income from Investment Operations
Net investment income (loss) A,B	.195	.373	.317	.142	.056	.209
Net realized and unrealized gain (loss)	(.092)	.329	(.477)	(1.165)	(.023)	.330
Total from investment operations	.103	.702	(.160)	(1.023)	.033	.539
Distributions from net investment income	(.213)	(.372)	(.310)	(.147)	(.083) C	(.219)
Distributions from net realized gain	-	-	-	-	(.220) C	(.090)
Total distributions	(.213)	(.372)	(.310)	(.147)	(.303)	(.309)
Net asset value, end of period	$8.99	$9.10	$8.77	$9.24	$10.41	$10.68
Total Return D,E	1.17%	8.25%	(1.73)%	(9.89)%	.32%	5.28%
Ratios to Average Net Assets B,F,G
Expenses before reductions	-% H,I	.01%	.01%	.01%	.01%	.01%
Expenses net of fee waivers, if any	- % H,I	-% H	-% H	-% H	-% H	.01%
Expenses net of all reductions	-% H,I	-% H	-% H	-% H	-% H	.01%
Net investment income (loss)	4.41% I	4.25%	3.56%	1.45%	.54%	2.00%
Supplemental Data
Net assets, end of period (000 omitted)	$749,961	$586,398	$519,975	$425,309	$426,659	$188,284
Portfolio turnover rate J	751 % I	721%	735%	761%	1091%	1014%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended February 28, 2025

1. Organization.
Fidelity Series Investment Grade Securitized Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities, U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, capital loss carryforwards and losses deferred due to wash sales and futures transactions.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$13,926,710
Gross unrealized depreciation	(29,917,676)
Net unrealized appreciation (depreciation)	$(15,990,966)
Tax cost	$1,171,688,038

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(28,165,139)
Long-term	(8,603,869)
Total capital loss carryforward	$(36,769,008)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a fund realizes a gain or loss. If a fund delivers securities under the commitment, a fund realizes a gain or loss from the sale of the securities based upon the price established at the date the commitment was entered into.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, swaps and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Series Investment Grade Securitized Fund
Credit Risk
Swaps	(105,686)	74,083
Total Credit Risk	(105,686)	74,083
Interest Rate Risk
Futures Contracts	(1,656,715)	243,317
Purchased Options	(441,513)	(54,762)
Swaps	1,288,145	798,924
Total Interest Rate Risk	(810,083)	987,479
Totals	(915,769)	1,061,562

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity Series Investment Grade Securitized Fund	62,637,237

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period, unless an average notional amount is presented in the table below.

	Type	Average Notional Amount ($)
Fidelity Series Investment Grade Securitized Fund	Purchased Swaptions	90,706,667

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity Series Investment Grade Securitized Fund	109,489,500

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Investment Grade Securitized Fund	1,495,141,058	1,415,136,232
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .003% of average net assets. This reimbursement will remain in place through December 31, 2027. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $4,166.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $3,451.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Series Investment Grade Securitized Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all of the surrounding circumstances. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity and derivative risk management. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies, collective investment trusts, and 529 plans managed by Fidelity and ultimately to enhance the performance of those investment companies, collective investment trusts, and 529 plans.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds, collective investment trusts, and 529 plans that invest in the fund. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through December 31, 2026.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.9891238.106
IGS-SANN-0425

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series II’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	April 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	April 22, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	April 22, 2025